VARIABLE ANNUITY ACCOUNT B

ING Life Insurance and Annuity Company

Supplement Dated April 29, 2011

To the Prospectus and Contract Prospectus Summary dated April 29, 2011

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

XCS.75996-11AB	April 2011

ING Life Insurance and Annuity Company
Variable Annuity Account B
GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
DEFERRED COMPENSATION PLANS
CONTRACT PROSPECTUS – APRIL 29, 2011

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”). The contracts were formerly sold as both group contracts and employer-owned individual contracts. The term “contract” used in this prospectus refers to the group deferred fixed or variable annuity contract offered by your plan sponsor as a funding vehicle for your retirement plan.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder (generally, the sponsor of your retirement plan), or you, if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

· Guaranteed Accumulation Account	· Fixed Plus Account	· Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 29, 2011, Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “CONTRACT OVERVIEW – Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operation of the SEC’s Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-173298. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75996-11

CONTRACT PROSPECTUS – APRIL 29, 2011 (CONTINUED)

The Funds

American Funds® – Growth - Income Fund (Class 2)
American Funds® – International Fund (Class 2)
Calvert VP SRI Balanced Portfolio
Federated Fund for U.S. Government Securities II (Primary Shares)
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING American Century Small-Mid Cap Value Portfolio (Class S)
ING Artio Foreign Portfolio (Class S)
ING Balanced Portfolio (Class I)
ING Baron Small Cap Growth Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S) (1)
ING BlackRock Large Cap Growth Portfolio (Class I)
ING BlackRock Science and Technology Opportunities Portfolio (Class I)
ING Clarion Global Real Estate Portfolio (Class I)
ING Clarion Real Estate Portfolio (Class S)
ING Columbia Small Cap Value II Portfolio (Class S) (1)
ING Davis New York Venture Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)*
ING Global Bond Portfolio (Class I)
ING Global Resources Portfolio (Class S)
ING Growth and Income Portfolio (Class I)
ING Index Plus LargeCap Portfolio (Class I)
ING Index Plus MidCap Portfolio (Class I)
ING Index Plus SmallCap Portfolio (Class I)
ING Intermediate Bond Portfolio (Class I)
ING International Index Portfolio (Class I)
ING International Value Portfolio (Class I)

ING Invesco Van Kampen Comstock Portfolio (Class S) (1)
ING Invesco Van Kampen Equity and Income Portfolio (Class I) (1)
ING Invesco Van Kampen Growth and Income Portfolio (Class S) (1)
ING Janus Contrarian Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)
ING Large Cap Growth Portfolio (Class I)
ING Large Cap Value Portfolio (Class I)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING MidCap Opportunities Portfolio (Class I)
ING Money Market Portfolio (Class I)
ING Oppenheimer Global Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)
ING PIMCO Total Return Portfolio (Class S)
ING Pioneer Fund Portfolio (Class I)
ING Pioneer High Yield Portfolio (Class I)
ING Pioneer Mid Cap Value Portfolio (Class I)
ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING RussellTM Large Cap Index Portfolio (Class I)
ING RussellTM Mid Cap Growth Index Portfolio (Class S)
ING RussellTM Mid Cap Index Portfolio (Class I)
ING RussellTM Small Cap Index Portfolio (Class I)
ING Small Company Portfolio (Class I) (2)
ING SmallCap Opportunities Portfolio (Class I)
ING Solution Income Portfolio (Class S) (3)
ING Solution 2015 Portfolio (Class S) (3)
ING Solution 2025 Portfolio (Class S) (3)
ING Solution 2035 Portfolio (Class S) (3)

ING Solution 2045 Portfolio (Class S) (3)
ING Solution 2055 Portfolio (Class S) (3) (4)
ING Strategic Allocation Conservative Portfolio (Class I) (3)
ING Strategic Allocation Growth Portfolio (Class I) (3)
ING Strategic Allocation Moderate Portfolio (Class I) (3)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING T. Rowe Price Growth Equity Portfolio (Class I)
ING T. Rowe Price International Stock Portfolio (Class S)
ING Templeton Foreign Equity Portfolio (Class I)
ING Templeton Global Growth Portfolio (Class S)
ING Thornburg Value Portfolio (Class I)
ING UBS U.S. Large Cap Equity Portfolio (Class I)
ING U.S. Bond Index Portfolio (Class I)
ING U.S. Stock Index Portfolio (Class I)
Invesco V.I. Capital Appreciation Fund (Series I)
Invesco V.I. Core Equity Fund (Series I)
Lord Abbett Series Fund – Mid-Cap Value Portfolio (Class VC)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA (1)
PIMCO VIT Foreign Bond Portfolio (Unhedged) (Administrative Class)
PIMCO VIT Real Return Portfolio (Administrative Class)
Pioneer Emerging Markets VCT Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)
Wanger International
Wanger Select
Wanger USA

*	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name shown above. See “APPENDIX IV – FUND DESCRIPTIONS” for a complete list of former and current fund names since the last prospectus supplement.
(2)	This fund is only available to plans offering it prior to April 29, 2011.
(3)	This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.
(4)	This fund is scheduled to be available for investment on May 9, 2011.

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CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
VARIABLE ANNUITY ACCOUNT B	8
THE COMPANY	9
INVESTMENT OPTIONS	10
TRANSFERS	11
CONTRACT PURCHASE AND PARTICIPATION	14
CONTRACT OWNERSHIP AND RIGHTS	16
RIGHT TO CANCEL	16
FEES	17
YOUR ACCOUNT VALUE	23
WITHDRAWALS	25
SYSTEMATIC DISTRIBUTION OPTIONS	26
DEATH BENEFIT	27
THE INCOME PHASE	28
CONTRACT DISTRIBUTION	31
TAX CONSIDERATIONS	34
OTHER TOPICS	40
Anti-Money Laundering – Performance Reporting - Voting Rights - Contract Modification - Legal Matters and
Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm
Quarterly
THE STATEMENT OF ADDITIONAL INFORMATION	43

APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	44
APPENDIX II - FIXED ACCOUNT	46
APPENDIX III - FIXED PLUS ACCOUNT	47
APPENDIX IV - FUND DESCRIPTIONS	49
APPENDIX V - CONDENSED FINANCIAL INFORMATION	61

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Questions: Contacting
the Company.

Contact your local
representative or write or call
our Home Office at:
ING
USFS Customer Service
Defined Contribution
Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862
Sending Forms and
Written Requests in
Good Order.
If you are writing to change
your beneficiary, request a
withdrawal or for any other
purpose, contact your local
representative or the Company
to learn what information is
required in order for the
request to be in “good order.”
By contacting us we can
provide you with the
appropriate administrative form
for your requested transaction.
Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.
We can only act upon written
requests that are received in
good order.	CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the “participant”): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract.
Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”): ING Life Insurance and Annuity
Company. We issue the contract.

For greater detail, please review “CONTRACT OWNERSHIP AND
RIGHTS” and “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-section
457 plans. For a description of each, see “TAX CONSIDERATIONS.”

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.
For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “CONTRACT OWNERSHIP AND
RIGHTS.”

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Contract Facts

Free Look/Right to Cancel. Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “THE INCOME PHASE.”

Withdrawals. During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options. If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. You will not generally pay taxes on any earnings from the contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

Step 1. You or the contract holder provide the Company
with your completed enrollment materials. The contract
holder directs us to set up an account for you.

Step 2. The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of
the:
· Fixed Interest Options; and/or
· Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account B. Each one invests in a specific mutual
fund.)

Step 3. The subaccount(s) selected purchases shares of its
corresponding fund.

The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “THE INCOME PHASE.” In general, you may:

  Receive income phase payments over a lifetime or for a specified period;

  Receive income phase payments monthly, quarterly, semi-annually or annually;

  Select an option that provides a death benefit to beneficiaries; and

  Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-11	5

	FEE TABLE

In This Section:
· Maximum Contract Holder
Transaction Expenses;
· Annual Maintenance Fee;
· Maximum Separate Account
Annual Expenses;
· Total Annual Fund Operating
Expenses;
· Examples; and
· Fees Deducted by the Funds.
See the “FEES” Section
for:
· Early Withdrawal Charge
Schedules;
· Redemption Fees;
· How, When and Why Fees are
Deducted;
· Reduction, Waiver and/or
Elimination of Certain Fees;
and
· Premium and Other Taxes.
See “THE INCOME
PHASE” section for fees
during the income phase.	The following tables describe the fees and expenses that you will pay
	when buying, owning and withdrawing account value from your
	contract. The first table describes the fees and expenses that you may
	pay at the time that you buy the contract, withdraw account value
	from the contract or transfer cash value between investment options.
	State premium taxes may also be deducted.* See “THE INCOME
	PHASE” for fees that may apply after you begin receiving payments
	under the contract.

	Maximum Contract Holder Transaction Expenses

	Early Withdrawal Charge [1]
	(as a percentage of amount withdrawn)	5.00%

	The next table describes the fees and expenses that you will pay
	periodically during the time that you own the contract, not including
	fund fees and expenses.

	Annual Maintenance Fee

	Installment Purchase Payment Accounts	$20.00	[2]
	Single Purchase Payment Accounts	$0.00

	Maximum Separate Account Annual Expenses
	(as a percentage of average account value)

	Mortality and Expense Risk Charge	1.25	% [2]
	Administrative Expense Charge	0.25	% [3]
	Total Separate Account Expenses	1.50%

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,	0.26%	1.51%
distribution (12b-1) and/or service fees and other expenses)

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”
1

This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

2	These charges may be waived, reduced or eliminated in certain circumstances. See “FEES.”
3	We only impose this charge under some contracts. See “FEES.”

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Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.037%), separate account annual expenses and fund fees and expenses.

Example 1

The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:*				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Y ears	10 Years
$817	$1,471	$2,150	$3,361	$308	$941	$1,600	$3,361

Example 2

The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:*				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$699	$1,115	$1,559	$2,112	$183	$565	$973	$2,112

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees, if applicable, charged annually by each fund. See the “FEES” section of this prospectus and the fund prospectuses for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

*

This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

**

This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “FEES- Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “FEES- Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the SAI.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a corresponding fund.

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Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

THE COMPANY

ING Life Insurance and Annuity Company issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse affect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company,” or by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

When Selecting Investment Options:

  Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

  Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

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Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

  Mixed funding – bought for annuities and life insurance; and

  Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in

“CONTRACT OVERVIEW- Questions: Contacting the Company” or, if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

  Purchases and sales of fund shares in the amount of $5,000 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies or a fund.

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If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions or closures may also affect the program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

  Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (“457 plans”);

  Tax-exempt organizations for deferrals not subject to Tax Code section 457 (“non section 457 plans”); or

  Taxable organizations (“non section 457 plans”).

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

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Purchasing the Contract. The contract holder submits the required forms and application to us. If the forms are accepted, we will issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The following purchase payment methods are available:

  Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and

  Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. See “INVESTMENT OPTIONS” and “TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

  Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan);

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  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features;

  Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free; and

  Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your local representative.
  These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder no later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. We will neither deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES	Types of Fees
The following types of fees or
deductions may affect your
account:
· Maximum Transaction Fees:
> Early Withdrawal Charge
> Annual Maintenance Fee
> Redemption Fees
· Maximum Periodic Fees and
Charges:
> Mortality and Expense Risk
Charge
> Administrative Expense
Charge
· Fund Fees and Expenses; and
· Premium and Other Taxes.
Terms to Understand in
Schedules
Account Year - A 12-month
period measured from the date we
establish your account, or
measured from any anniversary of
that date.
Purchase Payment Period (also
called “Deposit Cycle”) (for
installment purchase payments) -
The period of time it takes to
complete the number of installment
payments expected to be made to
your account over a year. For
example, if your payment
frequency is monthly, a payment
period is completed after 12
purchase payments are made. If
only 11 purchase payments are
made, the payment period is not
completed until the twelfth
purchase payment is made. At any
given time, the number of payment
periods completed cannot exceed
the number of account years
completed, regardless of the
				number of payments made.

The following repeats and adds to information provided in the “FEE
TABLE” section. Please review both this section and the “FEE
TABLE” section for information on fees.

Maximum Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus an adjustment for any applicable early withdrawal charge.
Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.50% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

Installment Purchase Payment Accounts		Single Purchase Payment Accounts
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge	Account Years Completed	Early Withdrawal Charge
Fewer than 5	5%	Fewer than 5	5%
5 or more but	4%	5 or more but	4%
fewer than 7		fewer than 6
7 or more but		6 or more but	3%
fewer than 9	3%	fewer than 7
9 or more but	2%	7 or more but	2%
fewer than 10		fewer than 8
	0%	8 or more but	1%
10 or more
		fewer than 9
		9 or more	0%

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Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

  Used to provide payments to you during the income phase;

  Paid because of your death before income phase payments begin;

  Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump- sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months*;

  Taken because of the election of a systematic distribution option (if available under your contract), see “SYSTEMATIC DISTRIBUTION OPTIONS”;

  Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

  Taken on or after the tenth anniversary of the effective date of the account;

  For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code, and regulations thereunder; or

  For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

  The number of participants under the plan;

  The expected level of assets and/or cash flow under the plan;

  Our agent’s involvement in sales activities;

  Our sales-related expenses;

  Distribution provisions under the plan;

  The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

  The level of employer involvement in determining eligibility for distributions under the contract; and

  Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

*

If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

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Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Maximum Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

  The size, type and nature of the group for which a contract is issued;

  The amount of contributions to the contract;

  The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values and any other factors pertaining to the level and expense of administrative services we will provide; and

  The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option. This fee is assessed during both the accumulation phase and the income phase. See “THE INCOME PHASE- Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract, namely:

  Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and

  Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

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If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

  The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the contract;

  The frequency, consistency and method of submitting payments;

  The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

  The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

  The projected frequency of distributions;

  The type and level of other factors that affect the overall administrative expense; and

  Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

  We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;

  For contracts not in the above category, beginning on April 4, 1997, we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;

  We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above; and

  We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to earn a profit from this fee.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

  A share of the management fee;

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

  Service fees;

  For certain share classes, compensation paid from 12b-1 fees; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

  Fidelity Investments® ;

  American Funds® ;

  Franklin® Templeton® Investments;

  OppenheimerFunds, Inc.;

  Columbia Funds;

  Allianz Funds;

  Lord Abbett Funds;

  Invesco Investments;

  Pioneer Investments;

  Calvert Funds; and

  Federated Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.

See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date; less

  Deductions, if any, from the fixed interest options (for example, withdrawals and fees); plus

  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

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Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus

  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

  The total value of the subaccount units at the preceding valuation; minus

  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: An investor contributes
$5,000 .

Step 2:
· He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and
· He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or “NAV”).

The fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if

Taxes, Fees and Deductions
Amounts withdrawn may be subject
to one or more of the following:
· Early Withdrawal Charge. See
  “FEES - Early Withdrawal
  Charge”;
· Maintenance Fee. See “FEES -
  Maintenance Fee”;
· Market Value Adjustment. See
  “APPENDIX I”;
· Redemption Fees. See “FEES
- Redemption Fees”;
· Tax Penalty. See “TAX
  CONSIDERATIONS”; or
· Tax Withholding. See “TAX
  CONSIDERATIONS.”

To determine which may apply,
refer to the appropriate sections of
this prospectus, contact your local
representative or call the Company
at the number listed in
“CONTRACT OVERVIEW –
Questions: Contacting the
Company.”

permitted by the plan must:
· Select the Withdrawal Amount;
> Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed
Accumulation Account (plus or minus any applicable market
value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account.
> Partial Withdrawal (Percentage or Specified Dollar Amount):
You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early
withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and
any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The
amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed
Plus Account, see APPENDIX III.

· Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
· Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either as of the next valuation after we receive a request for withdrawal in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company” or on such later date as specified on the disbursement form.

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SYSTEMATIC DISTRIBUTION OPTIONS

Features of a
Systematic
Distribution Option

If available under your
contract, a systematic
distribution option allows
you to receive regular
payments from your account
without moving into the
income phase. By remaining
in the accumulation phase
you retain certain rights and
investment flexibility not
available during the income
phase. Because the account
remains in the accumulation
phase, all accumulation
phase charges continue to
apply.
Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company.

The systematic withdrawal options currently available under the contracts include the following:
· SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract; and
· ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under
457 plans only.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.

You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “TAX CONSIDERATIONS.”

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DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is	This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “THE INCOME PHASE.”
payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:
· The contract holder (on behalf of your plan beneficiary) must provide the
Company with proof of death acceptable to us and a payment request in good order;
· The payment request should include selection of a benefit payment option; and
· Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,”
we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

Lump-sum payment;
Payment in accordance with any of the available income phase payment options (see “THE INCOME PHASE - Income Phase Payment Options”); or
Payment in accordance with an available systematic distribution option (subject to certain limitations) (see "SYSTEMATIC DISTRIBUTION OPTIONS”).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

  Leaving your account value invested in the contract; or

  Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “THE INCOME PHASE - Income Phase Payment Options.”

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The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

THE INCOME PHASE

In prior prospectuses, the Income
Phase was referred to as the
Annuity Phase; the Income
Payment Option was referred to
as the Annuity Option; Income
Phase Payment was referred to as
Annuity Payment; and Initiating
Income Phase Payments was
referred to as Annuitization.	During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:
· Start date;
· Income phase payment option (see the income phase payment options table in this section);
· Income phase payment frequency (for example, monthly, quarterly, semi-annually or annually);
· Choice of fixed or variable payments;
· Selection of an assumed net investment rate (only if variable payments are elected); and
· Under some plans, certification from your employer and/or
submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, the number of guaranteed payments selected, if any, and whether variable or fixed payments are selected.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

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Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate your first payment will be higher but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.50% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us at the number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

  A first income phase payment of at least $20; or

  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccounts. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “TAX CONSIDERATIONS.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contracts from time to time.

Terms Used in the Tables:

  Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

  Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Length of Payments: For as long as the annuitant lives. It is possible that only one payment
Life Income	will be made should the annuitant die prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.
Life Income - Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or as otherwise specified in the contract.
Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income -	· This option allows a choice of 100%, 66T% or 50% of the payment to continue to the
Two Lives	surviving annuitant after the first death; or
· 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the contract.
Life Income -	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Two Lives -	first death.
Guaranteed	Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed
Payments*	payments have all been paid, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash Refund Option (limited availability fixed payment only)	Length of Payments: For as long as the annuitant lives.
Death Benefit - Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option
(less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income -
Two Lives - Cash	Length of Payments: For as long as either annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited	Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-
availability -	sum payment equal to the amount applied to the income phase payment option (less any
fixed payment	premium tax) and less the total amount of fixed income phase payments paid.
only)

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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Nonlifetime Income Phase Payment Options
Length of Payments: Payments generally may be fixed or variable and may be made for 3 to
30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases
Nonlifetime -	a lump-sum payment may be requested at any time (see below).
Guaranteed	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the
Payments*	guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment: If the Nonlifetime- Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “FEES- Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (for example, the actual fixed rate used for the fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:

  ING Financial Partners, Inc.; and

  Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account, but instead is paid by us through ING Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

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Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contacts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or it affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount which varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

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In addition to direct cash compensation for sales contracts described above, through ING Financial Advisers, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

  LPL Financial Corporation;

  Symetra Investment Services, Inc.;

  ING Financial Partners, Inc.;

  American Portfolios Financial Services, Inc.;

  NIA Securities, L.L.C.;

  Morgan Stanley Smith Barney LLC;

  SagePoint Financial, Inc.;

  Valor Insurance Agency Inc.;

  Lincoln Financial Group;

  Financial Network Investment Corporation;

  Walnut Street Securities, Inc.® ;

  NFP Securities, Inc.;

  Morgan Keegan and Company, Inc.;

  Cadaret, Grant & Co., Inc.;

  Financial Telesis Inc./Jhw Financial Services Inc.;

  Lincoln Investment Planning, Inc.;

  Wells Fargo & Company;

  Multi-Financial Securities Corporation;

  M Holdings Securities, Inc.;

  NRP Financial, Inc.;

  UVEST Financial Services Group, Inc.;

  Securities America, Inc.;

  National Planning Corporation;

  Royal Alliance Associates, Inc.; and

  Woodbury Financial Services, Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

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The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

  At the direction of the contract holder, the Company makes payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

In this Section:

  Introduction;

  Taxation of Deferred Compensation Contracts;

  Possible Changes in Taxation; and

  Taxation of the Company

When consulting a qualified tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

TAX CONSIDERATIONS

Introduction

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

  Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contracts;

  Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

  This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

  No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contracts with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts.

Types of Contracts: Deferred Compensation Contracts

The contracts described in this prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code section 415(m), Tax Code section 457(b) plans, nonqualified deferred compensation plans under Tax Code section 457(f) and non-section 457 nonqualified deferred compensation plans.

We refer to all of these as “deferred compensation plans.” Employers intending to use the contract with such plans should seek qualified legal advice.

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Taxation of Deferred Compensation Contracts

Eligible Retirement Plans and Programs. The contracts may be purchased with the following retirement plans and programs:

  Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
  If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus;

  Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. A 457 plan may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non- governmental, tax-exempt organizations (non-governmental employers). We no longer offer the contracts in connection with 457 plans of governmental employers; although we may have existing participants in such plans.
  A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and

  A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules or a deferred compensation plan of a for- profit employer. Employers intending to use the contract with such plans should seek qualified legal advice.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the specific terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a deferred compensation contract, or on income phase payments from a deferred compensation contract, depends on the type of deferred compensation contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

  Contributions in excess of specified limits;

  Distributions before age 59½ (subject to certain exceptions);

  Distributions that do not conform to specified commencement and minimum distribution rules; and

  Other specified circumstances.

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Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the contracts described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions made by you and your employer (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $16,500 (as indexed for 2011). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a deferred compensation plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

  $5,500; or

  The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions- General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

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Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

  distribution is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;

  A required minimum distribution under Tax Code section 401(a)(9);

  A hardship withdrawal;

  Otherwise excludable from income; or

  Not recognized under applicable regulations as eligible for rollover.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f) or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

  Interest at the underpayment rate plus one percent on the underpayments, and

  An additional penalty tax equal to 20% of the amount included in income.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a governmental 457(b) plan that is attributable to rollovers from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

  You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;

  You have separated from service with the sponsor at or after age 55;

  The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

  The distribution is made due to an IRS levy upon your plan;

  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it is:

  Paid or otherwise made available to you or your designated beneficiary; or

  Required to be includible under Tax Code section 409A.

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Distribution - Eligibility

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

  The calendar year you attain age 70½;

  When you experience a severance from employment with your employer; or

  When you experience an unforeseeable emergency.

  one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans and Non-Section 47 Deferred Compensation Plans. Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after January 1, 2005, must also meet the requirements of Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service;

  Disability;

  Death;

  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

  Change in control or ownership of the sponsoring employer; or

  Unforeseeable emergency.

Amounts deferred under these plans prior to January 1, 2005, may, if certain requirements are met, be eligible for “grandfathering” from the requirements of Tax Code section 409A.

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;

  The time period in which all amounts in your contract(s) must be distributed; and

  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract and/or certificate/enrollment materials.

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Required Distributions Upon Death (457(b) Plans Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract and/or certificate/enrollment materials.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or

  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;

  An alternate payee under a Qualified Domestic Relations Order in accordance with Tax Code section 414(p); or

  The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax advisor. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

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Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

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Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and

  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts. Additionally:

  During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

  During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under that contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

  On any valuation date when the NYSE is closed (except customary weekend and holiday closings) when trading on the NYSE is restricted;

  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

  During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in

“CONTRACT OVERVIEW- Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

· General Information and History	2
· Variable Annuity Account B	2
· Offering and Purchase of Contracts	3
· Income Phase Payments	3
· Sales Material and Advertising	4
· Experts	5
· Financial Statements of the Separate Account	S -1
· Consolidated Financial Statements of ING Life Insurance and Annuity Company	C -1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW –Questions: Contacting the Company.”

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APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to GAA will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

General Dislosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

  The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (“guaranteed term”), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into GAA, which you must elect at the time you initiate the external transfer. Under this rate lock provision, if applicable, we will deposit external transfers to the deposit period offering the greater of (1) and (2) where:

1.	Is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
2.	Is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If applicable, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract. Once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period and you may not elect to begin a new rate lock period during that 45 day period.

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Amounts subject to the rate lock will not be deposited until the external transfer has been received and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

  A Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;

  Tax Penalties and/or Tax withholding - see “TAX CONSIDERATIONS”;

  Early Withdrawal Charge - see “FEES”; or

  Maintenance Fee - see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA may be positive or negative. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit as follows:

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term - three years or less; and

  Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

  Transfer dollars to a new guaranteed term;

  Transfer dollars to other available investment options; or

  Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contracts. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

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APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

  The Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contracts describe how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES- Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III
FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address listed in “CONTRACT OVERVIEW-Questions: Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

  Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;

  One-fourth of the remaining Fixed Plus Account value 12 months later;

  One-third of the remaining Fixed Plus Account value 12 months later;

  One-half of the remaining Fixed Plus Account value 12 months later; and

  The balance of the Fixed Plus Account value 12 months later.

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A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

  Your death occurs before income phase payments have begun (request must be received within six months after date of death); or

  Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

  Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “CONTRACT OVERVIEW- Questions: Contacting the Company.”

The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option. If available under your contract, SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX IV
FUND DESCRIPTIONS

List of Fund Name Changes

New Fund Name	Former Fund Name
ING BlackRock Health Sciences Opportunities Portfolio	ING Wells Fargo Health Care Portfolio
ING Columbia Small Cap Value II Portfolio	ING Columbia Small Cap Value Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Van Kampen Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Van Kampen Growth and Income Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	Oppenheimer Main Street Small Cap Fund® /VA

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW-Questions,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
American Funds® – Growth-Income Fund	Seeks capital growth over time and income
by investing primarily in U.S. common
Investment Adviser: Capital Research and Management	stocks or other securities that demonstrate the
CompanySM	potential for appreciation and/or dividends.

American Funds® – International Fund	Seeks growth of capital over time by
investing primarily in common stocks of
Investment Adviser: Capital Research and Management	companies located outside the United States.
CompanySM

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
Calvert VP SRI Balanced Portfolio	A non-diversified Portfolio that seeks to
achieve a competitive total return through an
Investment Adviser: Calvert Investment Management, Inc.	actively managed portfolio of stocks, bonds
and money market instruments which offer
Subadvisers: (equity portion of Portfolio): New Amsterdam	income and capital growth opportunity and
Partners LLC	which satisfy the investment criteria,
including financial, sustainability and social
Calvert Investment Management, Inc. manages fixed-income	responsibility factors.
portion of Portfolio and handles allocation of assets and
Portfolio Managers for the Portfolio.

Federated Fund for U.S. Government Securities II	Seeks to provide current income.

Investment Adviser: Federated Investment Management
Company

Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other affiliates of Fidelity
Management & Research Company

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to
Investment Adviser: Fidelity Management & Research	achieve a yield which exceeds the composite
Company	yield on the securities comprising the S&P
500® Index.
Subadvisers: FMR Co., Inc. and other affiliates of Fidelity
Management & Research Company

Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other affiliates of Fidelity
Management & Research Company

Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other affiliates of Fidelity
Management & Research Company

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund
normally invests at least 80% of its net assets
Investment Adviser: Franklin Advisory Services, LLC	in investments of small capitalization
companies.

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth. Income is a
secondary objective.
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment Management, Inc.
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Balanced Portfolio	Seeks total return consisting of capital
appreciation (both realized and unrealized)
Investment Adviser: ING Investments, LLC	and current income; the secondary investment
objective is long-term capital appreciation.
Subadviser: ING Investment Management Co.
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate Securities LLC

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Clarion Real Estate Portfolio	A non-diversified portfolio that seeks total
return including capital appreciation and
Investment Adviser: Directed Services LLC	current income.

Subadviser: ING Clarion Real Estate Securities LLC

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisors,
LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Davis Selected Advisers, L.P.

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMR is a service mark of Fidelity Management & Research
Company

ING Global Bond Portfolio	Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC	appreciation.

Subadviser: ING Investment Management Co.

ING Global Resources Portfolio	A non-diversified portfolio that seeks long-
term capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Growth and Income Portfolio	Seeks to maximize total return through
investments in a diversified portfolio of
Investment Adviser: ING Investments, LLC	common stocks and securities convertible
into common stocks. It is anticipated that
Subadviser: ING Investment Management Co.	capital appreciation and investment income
will both be major factors in achieving total
return.

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return
performance of the S&P 500® Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Index Plus MidCap Portfolio	Seeks to outperform the total return
performance of the Standard & Poor’s
Investment Adviser: ING Investments, LLC	MidCap 400 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co.

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return
performance of the Standard & Poor’s
Investment Adviser: ING Investments, LLC	SmallCap 600 Index, while maintaining a
market level of risk.
Subadviser: ING Investment Management Co.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent
with reasonable risk. The portfolio seeks its
Investment Adviser: ING Investments, LLC	objective through investments in a diversified
portfolio consisting primarily of debt
Subadviser: ING Investment Management Co.	securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	of a widely accepted international index.

Subadviser: ING Investment Management Co.

ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term
capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and
income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Janus Contrarian Portfolio	A non-diversified portfolio that seeks capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Janus Capital Management, LLC
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management, Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING MFS Total Return Portfolio	Seeks above-average income (compared to a
portfolio entirely invested in equity
Investment Adviser: Directed Services LLC	securities) consistent with the prudent
employment of capital. Secondarily seeks
Subadviser: Massachusetts Financial Services Company	reasonable opportunity for growth of capital
and income.
ING MFS Utilities Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Money Market Portfolio*	Seeks to provide high current return,
consistent with preservation of capital and
Investment Adviser: ING Investments, LLC	liquidity, through investment in high-quality
money market instruments while maintaining
Subadviser: ING Investment Management Co.	a stable share price of $1.00.
*There is no guarantee that the ING Money Market
subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Subadviser: Pacific Investment Management Company LLC
ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with
capital preservation and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through
income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.

ING RussellTM Large Cap Growth Index Portfolio	A non diversified portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, Inc.	that correspond to the total return of the
Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	of the Russell Top 200® Index.

Subadviser: ING Investment Management Co.

ING RussellTM Mid Cap Growth Index Portfolio	A non-diversified portfolio that seeks
investment results (before fees and expenses)
Investment Adviser: ING Investments, Inc.	that correspond to the total return of the
Russell Midcap® Growth Index.
Subadviser: ING Investment Management Co.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, Inc.	of the Russell Midcap® Index.

Subadviser: ING Investment Management Co.

ING Russell TM Small Cap Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	of the Russell 2000® Index.

Subadviser: ING Investment Management Co.

ING Small Company Portfolio	Seeks growth of capital primarily through
investment in a diversified portfolio of
Investment Adviser: ING Investments, LLC	common stocks of companies with smaller
market capitalizations.
Subadviser: ING Investment Management Co.

ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

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Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Solution Income Portfolio	Seeks to provide a combination of total return
and stability of principal consistent with an
Investment Adviser: Directed Services LLC	asset allocation targeted to retirement.

Subadviser: Investment Committee

ING Solution 2015 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Subadviser: Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2025 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Subadviser: Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Subadviser: Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Solution 2045 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Subadviser: Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

PRO.75996-11    57

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Solution 2055 Portfolio	Until the day prior to its Target Date, the
portfolio seeks to provide total return
Investment Adviser: Directed Services LLC	consistent with an asset allocation targeted at
retirement in approximately 2055. On the
Subadviser: Investment Committee	Target Date, the portfolio’s investment
objective will be to seek to provide a
combination of total return and stability of
principal consistent with an asset allocation
targeted to retirement.

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and
capital growth, both realized and unrealized)
Investment Adviser: ING Investments, LLC	consistent with preservation of capital.

Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and
capital appreciation, both realized and
Investment Adviser: ING Investments, LLC	unrealized).

Subadviser: ING Investment Management Co.

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total
investment return, consistent with the
Investment Adviser: Directed Services LLC	preservation of capital and prudent
investment risk.
Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as
long-term growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and
secondarily, increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

PRO.75996-11    58

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is
only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and
secondarily current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management, Inc.
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future
income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management (Americas) Inc.
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and
expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	of the Barclay Capital U.S. Aggregate Bond
Index.
Subadviser: Neuberger Berman Fixed Income LLC
ING U.S. Stock Index Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
Invesco V.I. Capital Appreciation Fund	Seeks long term growth of capital.
Investment Adviser: Invesco Advisors, Inc.
Invesco V.I. Core Equity Fund	Seeks long term growth of capital.
Investment Adviser: Invesco Advisors, Inc.

PRO.75996-11    59

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
Lord Abbett Series Fund – Mid-Cap Value Portfolio	Seek capital appreciation through
investments, primarily in equity securities,
Investment Adviser: Lord, Abbett & Co. LLC	which are believed to be undervalued in the
marketplace.

Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	Seeks capital appreciation.

Investment Adviser: Oppenheimer Funds, Inc.

PIMCO VIT Foreign Bond Portfolio (Unhedged)	Seeks maximum total return, consistent with
preservation of capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent
Investment Adviser: Pacific Investment Management	investment management.
Company LLC

Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment Management, Inc.

Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a
combination of income and capital
Investment Adviser: Pioneer Investment Management, Inc.	appreciation.

Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset Management,
LLC

PRO.75996-11    60

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Table I - For Contracts With Total Separate Account Charges of 0.70%	CFI 1
Table II -For Contracts With Total Separate Account Charges of 0.75%	CFI 8
Table III - For Contracts With Total Separate Account Charges of 0.80%	CFI 16
Table IV - For Contracts With Total Separate Account Charges of 1.25%	CFI 22
Table V - For Contracts With Total Separate Account Charges of 1.50% Including A 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 30
Table VI - For Contracts Containing Limits on Fees	CFI 37
Table VII - For Contracts With Total Separate Account Charges of 0.95%	CFI 39

PRO.75996-11    61

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give: (1) the accumulation unit value ("AUV") at the beginning of the period: (2) the AUV at the end of the period: and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2010 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008

CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31	$7.49	$9.94
Value at end of period	$10.37	$9.31	$7.49
Number of accumulation units outstanding at end of period	168	151	131
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.29	$6.89	$9.89
Value at end of period	$10.81	$9.29	$6.89
Number of accumulation units outstanding at end of period	56,322	61,425	59,360
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.89	$6.88	$9.78
Value at end of period	$10.17	$8.89	$6.88
Number of accumulation units outstanding at end of period	18,672	22,350	21,846
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.00	$6.28	$9.97
Value at end of period	$9.86	$8.00	$6.28
Number of accumulation units outstanding at end of period	14,906	18,622	17,678
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.28	$6.59	$9.88
Value at end of period	$9.31	$8.28	$6.59
Number of accumulation units outstanding at end of period	5,344	7,075	5,900
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.03	$7.04	$9.91
Value at end of period	$11.50	$9.03	$7.04
Number of accumulation units outstanding at end of period	8,320	7,168	6,396
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.88	$6.60	$9.91
Value at end of period	$8.36	$7.88	$6.60
Number of accumulation units outstanding at end of period	4,921	5,106	4,762

CFI 1

	Condensed Financial Information (continued)

	2010	2009	2008

ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.46	$7.99	$9.94
Value at end of period	$10.72	$9.46	$7.99
Number of accumulation units outstanding at end of period	27,971	42,036	41,357
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.33	$6.95	$9.88
Value at end of period	$11.72	$9.33	$6.95
Number of accumulation units outstanding at end of period	5,835	3,589	2,759
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.28	$7.15	$9.92
Value at end of period	$10.46	$9.28	$7.15
Number of accumulation units outstanding at end of period	7,266	7,695	8,762
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.42	$6.87	$9.94
Value at end of period	$12.27	$10.42	$6.87
Number of accumulation units outstanding at end of period	3,468	3,618	3,523
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$8.79
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	111
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.68	$6.43	$9.97
Value at end of period	$11.03	$8.68	$6.43
Number of accumulation units outstanding at end of period	922	581	413
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31	$7.12	$9.80
Value at end of period	$10.36	$9.31	$7.12
Number of accumulation units outstanding at end of period	3,698	1,350	2,729
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.25	$6.62
Value at end of period	$11.79	$9.25
Number of accumulation units outstanding at end of period	4,012	2,345
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.05	$8.33	$10.00
Value at end of period	$11.57	$10.05	$8.33
Number of accumulation units outstanding at end of period	10,311	7,877	8,125
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.46	$6.20	$10.09
Value at end of period	$10.22	$8.46	$6.20
Number of accumulation units outstanding at end of period	13,405	12,223	10,616

CFI 2

	Condensed Financial Information (continued)

	2010	2009	2008

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.23	$7.14	$9.86
Value at end of period	$10.46	$9.23	$7.14
Number of accumulation units outstanding at end of period	108,694	121,550	129,791
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.14	$7.47	$9.88
Value at end of period	$10.34	$9.14	$7.47
Number of accumulation units outstanding at end of period	17,489	19,228	28,884
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.96	$6.85	$9.94
Value at end of period	$10.85	$8.96	$6.85
Number of accumulation units outstanding at end of period	11,506	11,468	11,018
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.03	$7.28	$9.93
Value at end of period	$11.02	$9.03	$7.28
Number of accumulation units outstanding at end of period	6,663	7,444	7,501
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.40	$9.39	$10.02
Value at end of period	$11.35	$10.40	$9.39
Number of accumulation units outstanding at end of period	10,297	11,346	13,618
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.50	$7.80
Value at end of period	$9.10	$8.50
Number of accumulation units outstanding at end of period	4,572	3,356
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.41	$6.66	$9.81
Value at end of period	$8.56	$8.41	$6.66
Number of accumulation units outstanding at end of period	4,583	3,931	3,517
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$8.70
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	684
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.01	$5.87	$9.87
Value at end of period	$11.96	$10.01	$5.87
Number of accumulation units outstanding at end of period	8,200	3,386	1,018
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.40	$7.53	$9.89
Value at end of period	$11.47	$9.40	$7.53
Number of accumulation units outstanding at end of period	3,478	4,215	2,770

CFI 3

	Condensed Financial Information (continued)

	2010	2009	2008

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.31	$7.37	$9.96
Value at end of period	$11.72	$9.31	$7.37
Number of accumulation units outstanding at end of period	209	173	138
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.04	$6.88	$9.92
Value at end of period	$11.18	$9.04	$6.88
Number of accumulation units outstanding at end of period	16,629	16,551	16,460
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.04	$7.65	$9.80
Value at end of period	$10.55	$9.04	$7.65
Number of accumulation units outstanding at end of period	5,559	6,520	5,609
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.08	$7.09	$9.89
Value at end of period	$10.81	$9.08	$7.09
Number of accumulation units outstanding at end of period	0	1,205	1,023
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.87	$8.43	$9.92
Value at end of period	$10.77	$9.87	$8.43
Number of accumulation units outstanding at end of period	0	1,248	1,261
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.18	$6.96	$9.94
Value at end of period	$10.36	$9.18	$6.96
Number of accumulation units outstanding at end of period	2,623	2,238	1,133
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.75	$6.94	$9.99
Value at end of period	$12.62	$9.75	$6.94
Number of accumulation units outstanding at end of period	2,053	2,806	2,555
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.02	$10.06	$10.00
Value at end of period	$9.97	$10.02	$10.06
Number of accumulation units outstanding at end of period	6,810	12,722	26,372
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.70	$7.00	$9.89
Value at end of period	$11.18	$9.70	$7.00
Number of accumulation units outstanding at end of period	65,368	67,823	66,469
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.87	$8.00	$9.97
Value at end of period	$13.47	$11.87	$8.00
Number of accumulation units outstanding at end of period	825	169	1,932

CFI 4

	Condensed Financial Information (continued)

	2010	2009	2008

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.14	$9.96	$9.97
Value at end of period	$11.90	$11.14	$9.96
Number of accumulation units outstanding at end of period	17,119	11,511	3,417
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.62	$7.70	$9.87
Value at end of period	$10.22	$8.62	$7.70
Number of accumulation units outstanding at end of period	4,825	5,260	3,848
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.51
Value at end of period	$14.24
Number of accumulation units outstanding at end of period	176
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.29	$7.46	$9.87
Value at end of period	$10.90	$9.29	$7.46
Number of accumulation units outstanding at end of period	11,471	11,542	10,279
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.10
Value at end of period	$14.09
Number of accumulation units outstanding at end of period	65
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.10	$7.72
Value at end of period	$10.14	$9.10
Number of accumulation units outstanding at end of period	2,086	1,880
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.07	$6.97	$9.96
Value at end of period	$11.91	$9.07	$6.97
Number of accumulation units outstanding at end of period	218	196	169
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.21	$7.27	$9.96
Value at end of period	$11.38	$9.21	$7.27
Number of accumulation units outstanding at end of period	18,692	18,412	17,943
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.62	$7.92	$9.92
Value at end of period	$10.63	$9.62	$7.92
Number of accumulation units outstanding at end of period	23,648	27,892	55,546
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.28	$7.43	$9.90
Value at end of period	$10.48	$9.28	$7.43
Number of accumulation units outstanding at end of period	74,277	83,980	91,702

CFI 5

Condensed Financial Information (continued)

	2010	2009	2008

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.18	$7.20	$9.90
Value at end of period	$10.44	$9.18	$7.20
Number of accumulation units outstanding at end of period	159,973	120,313	92,143
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.96	$6.95	$9.88
Value at end of period	$10.25	$8.96	$6.95
Number of accumulation units outstanding at end of period	44,248	39,095	31,225
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.09	$8.67	$9.96
Value at end of period	$10.98	$10.09	$8.67
Number of accumulation units outstanding at end of period	16,626	17,770	20,073
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.71	$8.30	$9.96
Value at end of period	$10.71	$9.71	$8.30
Number of accumulation units outstanding at end of period	1,091	1,040	978
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.12	$7.34	$9.90
Value at end of period	$10.24	$9.12	$7.34
Number of accumulation units outstanding at end of period	13,181	28,573	43,261
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.43	$7.79	$9.93
Value at end of period	$10.49	$9.43	$7.79
Number of accumulation units outstanding at end of period	2,025	2,027	2,030
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.05	$7.59	$9.89
Value at end of period	$11.38	$10.05	$7.59
Number of accumulation units outstanding at end of period	1,203	1,026	4,001
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.16	$6.30	$9.94
Value at end of period	$11.70	$9.16	$6.30
Number of accumulation units outstanding at end of period	44,063	42,804	53,278
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.33	$7.74
Value at end of period	$10.64	$9.33
Number of accumulation units outstanding at end of period	3,281	418
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.42	$6.64	$9.97
Value at end of period	$10.93	$9.42	$6.64
Number of accumulation units outstanding at end of period	23,352	25,536	23,781

CFI 6

	Condensed Financial Information (continued)

	2010	2009	2008

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.10	$6.93	$9.80
Value at end of period	$9.84	$9.10	$6.93
Number of accumulation units outstanding at end of period	10,580	10,811	10,721
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.32	$7.18	$9.91
Value at end of period	$11.42	$10.32	$7.18
Number of accumulation units outstanding at end of period	7,629	7,416	7,147
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.94	$10.29
Value at end of period	$11.53	$10.94
Number of accumulation units outstanding at end of period	1,054	977
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.06	$6.93	$9.83
Value at end of period	$10.21	$9.06	$6.93
Number of accumulation units outstanding at end of period	5,821	9,439	9,299
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.45	$7.41	$9.73
Value at end of period	$10.81	$9.45	$7.41
Number of accumulation units outstanding at end of period	4,215	3,271	820
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.22	$8.39	$9.90
Value at end of period	$11.40	$10.22	$8.39
Number of accumulation units outstanding at end of period	4,565	4,096	3,627
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.58	$7.78	$9.84
Value at end of period	$10.70	$9.58	$7.78
Number of accumulation units outstanding at end of period	2,165	1,580	1,259
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.28
Value at end of period	$9.78
Number of accumulation units outstanding at end of period	4
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.57	$7.51	$9.88
Value at end of period	$10.41	$9.57	$7.51
Number of accumulation units outstanding at end of period	1,393	1,851	1,635
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.07	$7.21	$9.87
Value at end of period	$11.30	$9.07	$7.21
Number of accumulation units outstanding at end of period	9,761	9,116	9,078

CFI 7

Condensed Financial Information (continued)

	2010	2009	2008

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.34	$6.86	$9.95
Value at end of period	$11.45	$9.34	$6.86
Number of accumulation units outstanding at end of period	1,262	785	250
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.54	$8.97	$10.02
Value at end of period	$11.32	$10.54	$8.97
Number of accumulation units outstanding at end of period	7,689	4,913	1,899
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.78	$5.06	$9.90
Value at end of period	$10.10	$8.78	$5.06
Number of accumulation units outstanding at end of period	5,641	4,066	1,893
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.70	$6.71	$9.97
Value at end of period	$12.54	$10.70	$6.71
Number of accumulation units outstanding at end of period	621	633	521
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.36	$6.29	$9.89
Value at end of period	$11.61	$9.36	$6.29
Number of accumulation units outstanding at end of period	2,193	1,271	423
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.46	$5.73	$9.90
Value at end of period	$11.89	$9.46	$5.73
Number of accumulation units outstanding at end of period	2,118	1,079	804
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.45	$6.69	$9.87
Value at end of period	$11.58	$9.45	$6.69
Number of accumulation units outstanding at end of period	1,209	793	250

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$12.81
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	290

CFI 8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$22.24	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178
Value at end of period	$24.75	$22.24	$17.89	$26.24	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484
Number of accumulation units outstanding at end of period	16,307	25,301	24,307	23,684	22,682	15,736	13,375	14,750	15,358	15,423
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.25	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881
Value at end of period	$35.19	$30.25	$22.46	$39.36	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928
Number of accumulation units outstanding at end of period	752,482	799,498	951,230	997,528	1,070,931	1,123,014	940,536	740,795	690,401	719,837
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.74	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045
Value at end of period	$23.70	$20.74	$16.05	$28.19	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908
Number of accumulation units outstanding at end of period	393,276	444,585	522,946	640,939	747,830	773,618	899,688	810,958	686,999	619,584
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.83	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418
Value at end of period	$20.74	$16.83	$13.22	$25.21	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14
Number of accumulation units outstanding at end of period	290,253	322,942	410,859	447,540	455,288	525,424	609,242	801,208	733,179	978,004
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.84	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894
Value at end of period	$20.02	$17.84	$14.20	$25.46	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436
Number of accumulation units outstanding at end of period	158,654	202,521	216,495	253,515	243,289	212,199	334,500	412,068	183,724	193,611
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	123,200	165,405	171,052	176,731	182,313	198,335	233,334	29,354	19,784
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11	$10.12
Value at end of period	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	76,359	58,030	90,747	70,281	74,089	77,831	48,611	27,226	9,662
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.28	$11.13	$19.89	$17.21	$13.42	$11.72	$9.75
Value at end of period	$14.08	$13.28	$11.13	$19.89	$17.21	$13.42	$11.72
Number of accumulation units outstanding at end of period	211,832	316,977	355,790	376,834	316,711	160,645	20,616
ING BALANCED PORTFOLIO
Value at beginning of period	$26.83	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755
Value at end of period	$30.39	$26.83	$22.67	$31.77	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535
Number of accumulation units outstanding at end of period	313,194	329,103	401,642	571,174	683,158	833,500	929,064	936,581	986,779	1,282,885
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$9.97
Value at end of period	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	107,362	134,657	147,958	158,536	153,595	177,404	123,221	72,761	13,543
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.20	$6.33	$10.45	$10.67
Value at end of period	$9.25	$8.20	$6.33	$10.45
Number of accumulation units outstanding at end of period	226,392	207,658	230,497	224,257

CFI 9

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.66	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85
Value at end of period	$5.48	$4.66	$3.07	$5.14	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473
Number of accumulation units outstanding at end of period	410,722	333,175	366,249	545,798	374,554	663,728	572,202	663,725	470,065	549,436
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.91	$6.71	$9.74
Value at end of period	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	129,968	154,656	136,535
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$8.29	$6.15	$10.07	$12.34	$10.02
Value at end of period	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	176,443	153,117	147,200	132,906	63,152
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$8.36	$6.75	$10.32	$10.10	$9.44
Value at end of period	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	34,190	6,544	5,758	757	2,599
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during Decembe 2002)
Value at beginning of period	$10.97	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69	$7.64
Value at end of period	$12.20	$10.97	$8.39	$13.92	$13.46	$11.91	$11.55	$10.73	$7.69
Number of accumulation units outstanding at end of period	85,338	74,855	103,299	94,884	59,333	49,593	86,617	75,629	655
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.49	$9.04	$14.97	$13.18	$11.86	$10.27
Value at end of period	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	90,700	66,006	62,806	57,963	62,389	17,854
ING GLOBAL BOND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.82	$9.79	$11.68	$10.82	$10.05	$9.89
Value at end of period	$13.59	$11.82	$9.79	$11.68	$10.82	$10.05
Number of accumulation units outstanding at end of period	416,414	391,756	474,155	570,667	438,534	470,645
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.82	$7.93	$13.54	$9.69
Value at end of period	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	299,898	423,672	369,261	355,497
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.91	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02
Value at end of period	$24.83	$21.91	$16.95	$27.39	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072
Number of accumulation units outstanding at end of period	2,190,981	2,430,699	3,039,549	3,547,040	4,131,305	4,723,188	5,523,035	6,316,075	7,378,211	8,597,331
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$18.26	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065
Value at end of period	$20.66	$18.26	$14.93	$23.96	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059
Number of accumulation units outstanding at end of period	514,030	624,514	726,462	843,205	1,000,569	961,693	1,062,735	1,059,396	999,688	1,191,685
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.75	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951
Value at end of period	$23.90	$19.75	$15.11	$24.38	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642
Number of accumulation units outstanding at end of period	346,852	396,879	444,441	511,880	578,989	699,184	762,456	685,256	757,291	512,594

CFI 10

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.95	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602
Value at end of period	$17.00	$13.95	$11.25	$17.07	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776
Number of accumulation units outstanding at end of period	178,311	203,558	236,948	291,054	379,835	491,005	472,530	424,685	328,141	169,151
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.14	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519
Value at end of period	$24.13	$22.14	$19.99	$22.01	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749
Number of accumulation units outstanding at end of period	588,933	669,888	922,894	1,009,896	955,127	1,039,871	1,071,475	1,093,869	1,401,270	1,582,543
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.53	$5.94	$9.98
Value at end of period	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	164,291	264,084	34,636
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03	$9.94
Value at end of period	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	92,772	196,239	274,451	270,524	302,402	227,188	168,356	79,036	34,787
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.24	$5.35	$9.63
Value at end of period	$8.19	$7.24	$5.35
Number of accumulation units outstanding at end of period	155,559	179,920	16,054
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.52	$12.05	$24.92	$18.13	$13.45	$9.83
Value at end of period	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	409,681	338,693	297,377	329,486	280,745	125,410
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20	$10.05
Value at end of period	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	39,117	46,483	81,613	109,611	101,689	79,289	106,479	25,670	8,925
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.25	$8.90	$12.80	$13.12	$11.33	$10.92
Value at end of period	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	18,124	10,393	10,289	10,550	21,119	1,413
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.96	$10.63	$17.61	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927
Value at end of period	$17.24	$13.96	$10.63	$17.61	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534
Number of accumulation units outstanding at end of period	125,086	126,049	137,909	140,342	199,069	230,509	258,443	352,629	337,985	443,965
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.36	$7.08	$11.21	$10.83	$9.96
Value at end of period	$9.76	$8.36	$7.08	$11.21	$10.83
Number of accumulation units outstanding at end of period	204,546	294,077	479,053	518,115	463
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.23	$7.99	$13.48	$11.90	$11.42	$10.99
Value at end of period	$12.16	$10.23	$7.99	$13.48	$11.90	$11.42
Number of accumulation units outstanding at end of period	64,732	98,866	88,942	81,315	30,457	10,903

CFI 11

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.57	$9.21	$18.37	$15.35	$12.47	$10.25
Value at end of period	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	65,389	98,497	115,130	136,567	82,641	15,884
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.20	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33	$10.51
Value at end of period	$14.39	$13.20	$11.28	$14.63	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	62,984	80,831	83,774	89,734	81,055	105,539	91,791	25,035
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.31	$11.62	$18.79	$14.86	$11.45	$10.07
Value at end of period	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	100,132	98,842	143,479	171,327	65,924	21,628
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97	$8.80
Value at end of period	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	84,721	27,425	40,315	46,632	24,746	25,740	22,194	79,747	10,442
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$16.35	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879
Value at end of period	$16.27	$16.35	$16.42	$16.11	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318
Number of accumulation units outstanding at end of period	593,087	891,666	1,593,208	1,597,815	1,377,938	947,243	1,029,619	1,310,807	2,039,091	2,482,499
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.90	$8.59	$14.49	$13.70	$11.70	$10.02
Value at end of period	$13.70	$11.90	$8.59	$14.49	$13.70	$11.70
Number of accumulation units outstanding at end of period	1,195,014	1,328,170	1,640,129	1,838,174	2,114,069	2,419,449
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.24	$8.93	$11.61	$11.37	$10.52	$10.40
Value at end of period	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	114,611	156,647	59,201	63,539	113,284	84,185
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75	$10.00
Value at end of period	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	788,363	775,911	584,272	456,745	390,618	332,103	237,732	138,571	69,179
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.13	$6.37	$9.19	$9.40
Value at end of period	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	235,951	226,770	402,658	438,108
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.09	$7.36	$11.32	$10.83	$9.50
Value at end of period	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	28,539	19,958	19,482	42,778	3,381

CFI 12

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.99	$7.83	$11.18	$10.61	$10.18
Value at end of period	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	62,136	77,022	18,821	23,809	1,931
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.25	$7.43	$11.16	$10.63	$9.61
Value at end of period	$10.85	$9.25	$7.43	$11.16	$10.63
Number of accumulation units outstanding at end of period	173,595	192,830	245,457	243,440	3,418
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.58	$10.71
Value at end of period	$14.08	$12.58
Number of accumulation units outstanding at end of period	5,023	8,263
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.16	$6.65	$8.98
Value at end of period	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	202,137	219,742	96,189
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.86	$11.42
Value at end of period	$16.06	$12.86
Number of accumulation units outstanding at end of period	17,357	1,978
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.25	$5.93	$9.07
Value at end of period	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	10,172	16,385	4,932
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.76	$6.97	$10.00
Value at end of period	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	22,185	12,920	5,072
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02	$7.51
Value at end of period	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	59,137	23,568	31,738	26,639	21,695	6,050	122,293	188,393	3,032
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$26.63	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917
Value at end of period	$32.87	$26.63	$21.03	$30.74	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526
Number of accumulation units outstanding at end of period	89,437	104,933	122,457	143,123	249,132	265,147	306,182	367,449	362,104	356,106
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.78	$8.88	$12.23	$11.78	$10.72	$10.48
Value at end of period	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	242,892	236,773	181,409	61,315	44,081	3,046
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.41	$8.34	$12.70	$12.23	$10.94	$10.99
Value at end of period	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	103,407	95,650	79,098	124,041	47,667	10,100

CFI 13

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.47	$8.22	$13.15	$12.58	$11.29
Value at end of period	$11.90	$10.47	$8.22	$13.15	$12.58
Number of accumulation units outstanding at end of period	112,511	109,326	62,190	50,319	7,054
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.44	$8.10	$13.56	$12.92	$11.62
Value at end of period	$11.92	$10.44	$8.10	$13.56	$12.92
Number of accumulation units outstanding at end of period	19,721	64,572	59,615	69,815	12,894
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.07	$9.52	$11.51	$11.02	$10.44
Value at end of period	$12.04	$11.07	$9.52	$11.51	$11.02
Number of accumulation units outstanding at end of period	56,707	111,465	123,431	85,586	14,454
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.12	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775
Value at end of period	$19.98	$18.12	$15.49	$20.42	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285
Number of accumulation units outstanding at end of period	44,516	26,907	25,743	48,084	42,630	44,621	39,677	39,733	43,245	51,743
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.07	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996
Value at end of period	$20.28	$18.07	$14.54	$22.91	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799
Number of accumulation units outstanding at end of period	120,592	116,615	123,173	118,507	128,556	128,492	167,875	160,276	151,275	123,989
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.98	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994
Value at end of period	$19.99	$17.98	$14.87	$21.55	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41
Number of accumulation units outstanding at end of period	39,293	58,434	71,745	47,232	59,958	66,485	101,618	103,788	145,425	120,719
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.31	$9.30	$12.93	$12.48	$10.97	$10.58
Value at end of period	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	567,049	622,326	610,141	446,484	285,151	65,688
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.14	$7.66	$13.58	$12.07	$11.14	$9.94
Value at end of period	$14.20	$11.14	$7.66	$13.58	$12.07	$11.14
Number of accumulation units outstanding at end of period	499,361	538,382	608,110	631,685	837,703	1,021,434
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.75	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22	$11.11
Value at end of period	$15.69	$13.75	$11.09	$17.37	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	197,442	260,913	190,852	235,323	210,382	254,297	110,302	41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$22.46	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174
Value at end of period	$26.05	$22.46	$15.83	$27.59	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759
Number of accumulation units outstanding at end of period	174,884	197,314	236,010	260,428	325,715	344,626	413,855	399,672	242,810	246,671
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.27	$6.31	$10.20
Value at end of period	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	325,901	408,574	431,716

CFI 14

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$29.51	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448
Value at end of period	$32.62	$29.51	$20.54	$34.35	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966
Number of accumulation units outstanding at end of period	62,862	83,806	101,059	101,856	99,660	97,300	134,825	149,651	180,680	212,226
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.74	$10.22	$9.97
Value at end of period	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	74,414	47,303	8,792
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$14.68	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328
Value at end of period	$16.53	$14.68	$11.23	$18.78	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392
Number of accumulation units outstanding at end of period	109,258	132,492	179,961	189,849	199,311	195,565	202,036	200,228	226,503	270,714
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$10.23
Value at end of period	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	55,406	65,823	120,704	144,572	170,750	187,238	228,373	50,266	26,016
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.43	$9.38	$12.34	$12.00	$10.73	$9.99
Value at end of period	$12.74	$11.43	$9.38	$12.34	$12.00	$10.73
Number of accumulation units outstanding at end of period	453,917	517,740	614,577	657,606	856,791	934,232
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.75	$8.74	$12.99	$12.76	$11.08	$10.88
Value at end of period	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	52,497	55,299	70,979	74,360	85,163	80,720
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.55	$9.69	$13.69	$12.71	$11.24	$10.39
Value at end of period	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	12,099	17,824	58,041	36,106	37,991	37,857
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204
Value at end of period	$9.46	$8.25	$6.86	$12.03	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292
Number of accumulation units outstanding at end of period	56,602	60,804	59,392	57,444	72,694	38,835	44,456	63,788	117,785	119,757
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97
Value at end of period	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636
Number of accumulation units outstanding at end of period	70,510	60,544	54,586	83,135	103,106	60,142	70,644	108,041	100,703	108,312
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38	$9.68
Value at end of period	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	98,967	111,302	145,109	177,198	199,991	297,358	226,937	89,083	44,193
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.06	$8.12	$13.17	$13.43	$11.76	$11.48
Value at end of period	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	51,040	41,146	40,404	41,208	42,907	1,820

CFI 15

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.25
Value at end of period	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	434,118	603,610	463,820	359,001	207,501	131,690	48,252
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.18	$5.30	$12.77	$10.25
Value at end of period	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	347,364	228,958	136,806	154,110
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$10.39
Value at end of period	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	21,636	28,793	24,501	85,813	24,170	12,345	20,207
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.44	$5.68	$10.51	$10.15
Value at end of period	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	147,941	144,516	51,353	83,589
WANGER SELECT
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$10.26
Value at end of period	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	178,655	184,110	180,057	221,235	116,469	42,284	21,769
WANGER USA
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.99
Value at end of period	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	47,484	25,891	23,346	25,521	35,414	41,877	8,397

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$16.81	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772
Value at end of period	$19.54	$16.81	$12.48	$21.89	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118
Number of accumulation units outstanding at end of period	49,556	46,297	38,021	41,079	96,426	82,725	64,656	48,269	19,242	9,644
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.80	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457
Value at end of period	$13.48	$11.80	$9.13	$16.06	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802
Number of accumulation units outstanding at end of period	9,498	6,963	6,415	5,558	6,091	7,107	11,078	10,948	8,584	1,968
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$10.13	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152
Value at end of period	$12.47	$10.13	$7.96	$15.18	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56
Number of accumulation units outstanding at end of period	11,760	10,084	9,784	25,833	7,415	8,686	16,517	13,775	12,915	8,593

CFI 16

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$12.38	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081
Value at end of period	$13.89	$12.38	$9.86	$17.69	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665
Number of accumulation units outstanding at end of period	2,099	989	709	405	721	613	161	711	60	61
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17	$11.69
Value at end of period	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	4,070	4,315	3,564	1,410	828	399	95	30
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.18	$12.36
Value at end of period	$18.38	$15.18
Number of accumulation units outstanding at end of period	3,545	282
ING BALANCED PORTFOLIO
Value at beginning of period	$12.67	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741
Value at end of period	$14.34	$12.67	$10.71	$15.02	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157
Number of accumulation units outstanding at end of period	4,374	4,211	14,488	14,159	13,782	11,909	12,329	6,770	4,113	5,808
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53	$10.84
Value at end of period	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	8,734	7,463	5,423	3,195	759	416	503	119
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.19	$6.32	$10.44	$10.67
Value at end of period	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	4,130	4,130	4,131	3,241
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Value at end of period	$5.45	$4.64	$3.06	$5.13	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469
Number of accumulation units outstanding at end of period	5,859	1,494	1,496	729	4,407	3,746	3,645	5,114	3,512	3,508
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.90	$6.71	$9.74
Value at end of period	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	14,623	11,201	8,860
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.28	$6.14	$10.07	$12.34	$12.62
Value at end of period	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	3,425	3,316	5,498	2,207	233
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.46	$9.03	$14.56
Value at end of period	$15.87	$12.46	$9.03
Number of accumulation units outstanding at end of period	1,885	2,621	3,167
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.79	$9.77	$11.66	$10.81	$10.05	$9.90
Value at end of period	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	3,103	4,523	4,003	134	134	1,339

CFI 17

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.80	$7.92	$13.53	$9.69
Value at end of period	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	12,699	12,299	6,840	4,606
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$8.80	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495
Value at end of period	$9.96	$8.80	$6.81	$11.01	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495
Number of accumulation units outstanding at end of period	5,835	39,726	39,015	36,751	38,134	33,368	36,333	41,039	36,379	35,672
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.61	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292
Value at end of period	$11.99	$10.61	$8.68	$13.93	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532
Number of accumulation units outstanding at end of period	7,148	15,034	12,887	9,471	8,421	7,605	19,914	18,598	15,082	16,047
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$20.51	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591
Value at end of period	$24.80	$20.51	$15.69	$25.34	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261
Number of accumulation units outstanding at end of period	6,637	9,104	7,636	8,964	32,878	30,048	27,766	29,310	18,709	4,872
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.96	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423
Value at end of period	$18.23	$14.96	$12.08	$18.33	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604
Number of accumulation units outstanding at end of period	15,779	15,807	12,416	9,759	9,972	15,807	14,221	6,950	754	10
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.79	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121
Value at end of period	$17.21	$15.79	$14.27	$15.72	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996
Number of accumulation units outstanding at end of period	498	452	708	708	738	1,754	1,182	2,255	2,109	809
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.53	$6.92
Value at end of period	$8.05	$7.53
Number of accumulation units outstanding at end of period	2,541	11,379
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03	$9.07
Value at end of period	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	5,424	5,126	4,521	8,703	39,109	25,888	18,768	590	963
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.24	$5.35	$9.98
Value at end of period	$8.18	$7.24	$5.35
Number of accumulation units outstanding at end of period	4,770	5,440	5,945
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$20.47	$12.03	$10.87
Value at end of period	$24.43	$20.47	$12.03
Number of accumulation units outstanding at end of period	2,532	1,244	984
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.61
Value at end of period	$18.11
Number of accumulation units outstanding at end of period	489

CFI 18

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.42
Value at end of period	$14.11
Number of accumulation units outstanding at end of period	19
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$7.60	$5.79	$9.61	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453
Value at end of period	$9.39	$7.60	$5.79	$9.61	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497
Number of accumulation units outstanding at end of period	3,260	1,775	1,775	1,203	945	635	4,263	11,872	2,175	1,964
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.35	$7.07	$11.21	$11.03
Value at end of period	$9.73	$8.35	$7.07	$11.21
Number of accumulation units outstanding at end of period	7,915	6,510	5,020	2,670
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.20	$7.97	$13.47	$12.48
Value at end of period	$12.13	$10.20	$7.97	$13.47
Number of accumulation units outstanding at end of period	1,828	1,331	3,144	295
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.54	$9.19	$18.35	$15.34	$12.47	$12.41
Value at end of period	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	3,741	3,514	3,167	1,904	1,619	42
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$12.22
Value at end of period	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	7,543	5,614	4,242	2,983	2,065	2,065	1,012
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.28	$11.60	$18.76	$15.93
Value at end of period	$17.23	$15.28	$11.60	$18.76
Number of accumulation units outstanding at end of period	1,113	1,113	1,113	991
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44	$9.16
Value at end of period	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	2,868	589	446	947	529	558	3,912	3,580
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.20	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26
Value at end of period	$13.13	$13.20	$13.27	$13.03	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61
Number of accumulation units outstanding at end of period	40,070	9,999	6,519	4,906	9,399	5,598	4,345	12,392	16,459	8,973
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.87	$8.57	$14.47	$13.69	$11.70	$9.73
Value at end of period	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	10,976	11,043	10,499	17,453	38,274	42,918
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.21	$8.91	$11.07
Value at end of period	$14.97	$13.21	$8.91
Number of accumulation units outstanding at end of period	598	246	97

CFI 19

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.41	$12.36
Value at end of period	$15.37	$14.41
Number of accumulation units outstanding at end of period	4,880	551
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.11	$6.36	$9.18	$9.40
Value at end of period	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	10,268	12,095	15,948	22,555
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.97	$7.82	$10.74
Value at end of period	$15.31	$12.97	$7.82
Number of accumulation units outstanding at end of period	990	798	95
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.23	$7.42	$11.15	$11.31
Value at end of period	$10.83	$9.23	$7.42	$11.15
Number of accumulation units outstanding at end of period	24,929	21,487	17,351	14,137
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.02
Value at end of period	$16.05
Number of accumulation units outstanding at end of period	198
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.09
Value at end of period	$10.98
Number of accumulation units outstanding at end of period	535
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.40	$6.46	$9.95	$9.11	$8.84
Value at end of period	$11.03	$8.40	$6.46	$9.95	$9.11
Number of accumulation units outstanding at end of period	5,914	4,167	9,679	10,221	317
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.33	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077
Value at end of period	$22.61	$18.33	$14.48	$21.17	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491
Number of accumulation units outstanding at end of period	1,308	1,519	1,079	10,938	30,888	21,146	23,143	37,662	35,405	31,307
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.28	$9.29	$12.92	$12.47	$10.97	$10.86
Value at end of period	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	17,946	13,598	9,426	3,175	796	409
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.11	$7.65	$13.56	$12.06	$11.14	$9.49
Value at end of period	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	11,431	10,529	6,675	6,327	5,552	2,044
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$13.25	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138
Value at end of period	$15.36	$13.25	$9.34	$16.29	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702
Number of accumulation units outstanding at end of period	3,989	3,141	2,659	2,212	2,168	1,950	1,745	8,178	1,682	1,873

CFI 20

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.27	$6.31	$10.20
Value at end of period	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	2,512	1,505	6,775
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.97
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	24
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33	$8.59
Value at end of period	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	0	0	0	34	1,128	624	2,753	2,360	251
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.40	$9.37	$12.32	$11.99	$10.73	$9.81
Value at end of period	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	429	429	587	588	2,975	5,387
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.53	$9.68	$11.90
Value at end of period	$12.23	$11.53	$9.68
Number of accumulation units outstanding at end of period	302	289	289
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2002)
Value at beginning of period	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96	$6.97
Value at end of period	$9.40	$8.20	$6.83	$11.97	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	10	10	10	997	4,995	0	998	756	756
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Value at end of period	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626
Number of accumulation units outstanding at end of period	15	15	15	15	221	307	1,351	991	886	207
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37	$9.54
Value at end of period	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	0	0	842	576	971	474	1,002	546
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.41
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	351
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.17	$5.29	$12.77	$11.70
Value at end of period	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	18,878	15,624	8,686	4,799
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.43	$5.67	$10.51	$10.81
Value at end of period	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	7,570	4,417	1,595	691

CFI 21

Condensed Financial Information (continued)

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.75	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647
Value at end of period	$22.98	$20.75	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893
Number of accumulation units outstanding at end of period	1,779	3,480	3,725	4,707	5,432	7,843	7,769	7,083	5,689	7,168
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Value at end of period	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354
Number of accumulation units outstanding at end of period	301,881	336,876	381,493	507,337	603,500	638,978	578,222	459,840	368,356	350,846
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Value at end of period	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363
Number of accumulation units outstanding at end of period	157,760	186,032	218,532	345,239	390,753	444,733	517,940	447,621	362,704	304,410
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Value at end of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Number of accumulation units outstanding at end of period	142,167	148,639	172,394	206,681	248,285	300,061	376,032	444,798	424,020	497,068
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514
Value at end of period	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077
Number of accumulation units outstanding at end of period	77,854	92,767	102,748	128,515	129,186	131,286	132,647	99,214	41,584	40,745
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	36,674	41,024	43,595	52,762	76,452	72,193	54,597	23,696	19,632
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	15,491	13,092	9,419	11,063	19,669	20,575	15,264	9,102	6,554
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.91	$10.87	$19.53	$16.98	$13.31	$12.78
Value at end of period	$13.62	$12.91	$10.87	$19.53	$16.98	$13.31
Number of accumulation units outstanding at end of period	12,604	14,682	20,475	25,645	16,949	2,625
ING BALANCED PORTFOLIO
Value at beginning of period	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163
Value at end of period	$28.21	$25.04	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856
Number of accumulation units outstanding at end of period	558,020	602,421	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	32,645	30,734	37,553	46,886	44,011	54,363	63,158	36,427	6,057

CFI 22

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.09	$6.27	$10.40	$10.67
Value at end of period	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	136,293	158,773	168,583	207,180
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Value at end of period	$5.20	$4.44	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436
Number of accumulation units outstanding at end of period	129,462	127,833	87,832	94,120	131,384	184,668	238,094	325,256	240,058	172,469
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.85	$6.70	$9.74
Value at end of period	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	10,521	18,393	14,267
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.14	$6.07	$9.99	$12.30	$10.47
Value at end of period	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	27,966	21,817	16,106	11,382	19,762
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.21	$6.66	$10.23	$10.83
Value at end of period	$10.15	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	1,063	1,455	2,444	646
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.55	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64	$8.36
Value at end of period	$11.68	$10.55	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	12,040	16,709	17,493	20,225	18,414	31,022	37,945	34,134
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.20	$8.88	$14.77	$13.07	$11.82	$10.80
Value at end of period	$15.47	$12.20	$8.88	$14.77	$13.07	$11.21
Number of accumulation units outstanding at end of period	10,986	19,538	19,668	22,911	21,888	7,310
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	212,251	191,664	208,418	279,773	212,296	235,801
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	101,028	119,040	125,599	142,179
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397
Value at end of period	$23.05	$20.45	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465
Number of accumulation units outstanding at end of period	1,354,950	1,472,079	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618
Value at end of period	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587
Number of accumulation units outstanding at end of period	81,760	89,767	101,252	152,052	181,789	209,639	306,916	308,018	288,486	331,962

CFI 23

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751
Value at end of period	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374
Number of accumulation units outstanding at end of period	42,378	44,796	54,704	76,035	92,921	113,380	133,131	165,078	138,191	107,714
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461
Value at end of period	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579
Number of accumulation units outstanding at end of period	32,884	40,402	47,803	66,583	77,992	96,703	93,290	97,816	128,310	51,505
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147
Value at end of period	$22.41	$20.66	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266
Number of accumulation units outstanding at end of period	421,242	448,725	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.47	$5.25
Value at end of period	$7.96	$7.47
Number of accumulation units outstanding at end of period	15,784	14,760
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.72	$11.74
Value at end of period	$13.52	$12.72
Number of accumulation units outstanding at end of period	3,922	3,325
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	26,096	32,897	41,951	52,582	48,900	40,383	49,802	21,662	5,856
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.18	$5.33	$9.04
Value at end of period	$8.09	$7.18	$5.33
Number of accumulation units outstanding at end of period	1,623	43	3,924
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.05	$11.83	$24.58	$17.98	$13.40	$10.05
Value at end of period	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	37,521	35,236	29,473	55,181	43,810	63,149
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	31,075	28,883	31,510	39,064	36,505	41,698	29,365	14,775	525
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.99	$8.74	$12.63	$13.01	$12.43
Value at end of period	$13.75	$10.99	$8.74	$12.63	$13.01
Number of accumulation units outstanding at end of period	4,700	2,267	1,028	785	4,012
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Value at end of period	$16.01	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086
Number of accumulation units outstanding at end of period	145,187	151,591	165,318	200,911	246,323	280,808	327,368	365,960	353,915	420,422

CFI 24

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.21	$6.99	$11.12	$10.79	$10.33
Value at end of period	$9.53	$8.21	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	53,071	67,092	73,715	99,330	3,699
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$9.99	$7.84	$13.30	$11.80	$11.39	$10.98
Value at end of period	$11.82	$9.99	$7.84	$13.30	$11.80	$11.39
Number of accumulation units outstanding at end of period	22,826	13,277	6,924	12,526	13,390	7,541
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.28	$9.04	$18.13	$15.22	$12.43	$10.80
Value at end of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	16,228	22,921	20,092	16,177	15,978	7,806
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.57
Value at end of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	4,173	8,681	11,332	13,895	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.96	$11.41	$18.54	$14.74	$11.41	$10.92
Value at end of period	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	32,342	34,397	30,144	29,354	12,746	7,718
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	20,220	9,621	10,376	8,891	8,499	6,964	4,829	12,645	32
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Value at end of period	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905
Number of accumulation units outstanding at end of period	228,953	290,406	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	465,820	523,838	567,230	768,015	872,887	946,187
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.93	$8.77	$11.46	$11.28	$10.48	$10.37
Value at end of period	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	18,046	16,451	5,889	15,164	18,217	2,701
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	146,529	149,707	136,665	130,491	137,250	130,040	63,478	56,188	25,283

CFI 25

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.00	$6.29	$9.11	$9.34
Value at end of period	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	65,010	80,173	152,126	207,381
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$8.92	$7.26	$11.23	$10.79	$10.03
Value at end of period	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	3,611	7,777	11,545	11,519	4,375
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.75	$7.73	$11.08	$10.58	$10.24
Value at end of period	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	18,149	11,873	5,720	5,360	81
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.08	$7.33	$11.07	$10.84
Value at end of period	$10.60	$9.08	$7.33	$11.07
Number of accumulation units outstanding at end of period	30,258	41,919	38,919	68,107
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.54	$10.70
Value at end of period	$13.96	$12.54
Number of accumulation units outstanding at end of period	974	921
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.10	$6.63	$7.33
Value at end of period	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	28,844	18,179	191
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.82	$11.40
Value at end of period	$15.93	$12.82
Number of accumulation units outstanding at end of period	3,618	5,085
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.18	$5.77
Value at end of period	$10.12	$8.18
Number of accumulation units outstanding at end of period	2,851	2,878
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.69	$8.48
Value at end of period	$10.85	$8.69
Number of accumulation units outstanding at end of period	1,113	1,150
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	11,118	9,884	5,261	3,963	2,093	4,457	5,867	12,598	8,679

CFI 26

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568
Value at end of period	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07
Number of accumulation units outstanding at end of period	15,068	15,095	16,288	23,459	30,663	36,008	52,194	52,308	49,493	51,364
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.53	$8.72	$12.07	$11.68	$10.68	$10.27
Value at end of period	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	38,507	28,041	26,625	53,358	36,675	3,299
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.17	$8.19	$12.53	$12.13	$10.91	$10.57
Value at end of period	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	9,333	4,925	14,940	67,172	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	17,024	5,112	2,678	74,641	29,208	292
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.19	$7.95	$13.38	$12.81	$11.27	$10.54
Value at end of period	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	10,916	9,705	7,599	32,059	8,108	274
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.81	$9.34	$11.35	$10.92	$10.30	$10.17
Value at end of period	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	1,128	2,065	0	24,564	22,776	13,351
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397
Value at end of period	$18.55	$16.91	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844
Number of accumulation units outstanding at end of period	16,258	27,916	41,708	52,539	54,761	53,837	49,393	52,209	88,782	82,972
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566
Value at end of period	$18.83	$16.86	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344
Number of accumulation units outstanding at end of period	32,561	40,958	39,243	71,729	75,157	74,359	69,724	75,583	72,637	76,069
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295
Value at end of period	$18.56	$16.78	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966
Number of accumulation units outstanding at end of period	38,888	37,701	37,418	52,633	58,717	59,246	63,295	77,501	89,224	99,986
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.02	$9.14	$12.76	$12.38	$10.93	$10.61
Value at end of period	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	162,863	189,203	182,397	196,921	137,634	13,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	413,503	423,967	477,757	612,088	691,090	810,723

CFI 27

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17	$10.71
Value at end of period	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	47,792	48,566	53,533	67,056	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Value at end of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Number of accumulation units outstanding at end of period	96,633	105,890	102,326	145,889	164,311	196,161	217,537	218,596	192,650	212,838
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	373,838	415,687	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Value at end of period	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159
Number of accumulation units outstanding at end of period	82,310	88,751	97,407	114,239	117,112	147,962	177,277	204,828	249,445	300,792
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.65	$10.19	$9.94
Value at end of period	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	6,787	13,382	637
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Value at end of period	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976
Number of accumulation units outstanding at end of period	137,853	144,256	181,081	194,855	215,491	248,139	261,134	279,653	300,021	351,117
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	6,555	15,756	21,624	25,650	38,300	49,773	50,628	22,950	12,024
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	267,662	301,174	413,810	523,595	608,591	666,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	13,944	21,276	21,054	16,997	27,501	40,000
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.29	$9.52	$13.51	$12.60	$11.21	$10.21
Value at end of period	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	4,283	5,862	10,099	4,250	6,053	7,130
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101
Value at end of period	$8.92	$7.82	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168
Number of accumulation units outstanding at end of period	7,336	11,632	9,033	9,505	9,923	5,068	4,777	10,189	7,142	21,607

CFI 28

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887
Value at end of period	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534
Number of accumulation units outstanding at end of period	51,693	68,360	47,824	32,934	34,848	40,092	47,386	44,573	41,012	40,659
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	48,249	42,969	51,763	81,031	89,758	118,882	56,030	24,027	5,655
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.81	$7.98	$12.99	$13.32	$11.72	$10.11
Value at end of period	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	3,127	2,857	3,576	4,955	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.68	$10.85	$11.82	$10.83	$10.87	$10.85
Value at end of period	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	62,387	59,768	59,704	24,234	13,841	7,646
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.06	$5.25	$12.73	$10.13
Value at end of period	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	36,147	49,326	44,507	62,506
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.13	$7.66	$12.00	$11.48	$10.88
Value at end of period	$14.15	$12.13	$7.66	$12.00	$11.48
Number of accumulation units outstanding at end of period	9,779	12,879	12,719	27,456	17,337
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.33	$5.63	$10.48	$10.20
Value at end of period	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	22,976	10,527	10,310	20,265
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.12	$8.00	$15.90	$14.72	$12.45	$11.31
Value at end of period	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	25,406	24,693	29,378	41,614	20,523	1,868
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.80	$8.40	$14.10	$13.55	$12.72	$11.91
Value at end of period	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	4,948	3,978	2,755	4,490	5,887	1,160

CFI 29

Condensed Financial Information (continued)

TABLE V

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$20.10	$16.16
Value at end of period	$22.20	$20.10
Number of accumulation units outstanding at end of period	0	6,744
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.34	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126
Value at end of period	$31.57	$27.34	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126
Number of accumulation units outstanding at end of period	17,633	19,741	20,495	20,937	22,815	24,289	27,014	27,755	24,256	20,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.74	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384
Value at end of period	$21.26	$18.74	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147
Number of accumulation units outstanding at end of period	14,294	15,585	15,631	14,946	16,563	12,587	16,493	15,134	13,069	11,575
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646
Value at end of period	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369
Number of accumulation units outstanding at end of period	8,108	9,932	10,152	10,324	8,619	10,322	11,460	10,940	9,054	11,273
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.12	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37
Value at end of period	$17.96	$16.12	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935
Number of accumulation units outstanding at end of period	548	1,419	1,466	1,044	1,542	1,126	1,598	2,046	837	846
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$12.64
Value at end of period	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	3,135	3,081	3,126	2,816	2,890	2,646	2,287
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$12.86
Value at end of period	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	0	0	647	667	619	566	78
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.73	$10.75	$19.35	$16.87	$14.57
Value at end of period	$13.40	$12.73	$10.75	$19.35	$16.87
Number of accumulation units outstanding at end of period	0	0	746	709	27
ING BALANCED PORTFOLIO
Value at beginning of period	$24.25	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939
Value at end of period	$27.26	$24.25	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588
Number of accumulation units outstanding at end of period	8,529	8,319	9,940	10,980	9,161	11,014	10,164	9,943	14,552	16,028
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40	$8.06
Value at end of period	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	749	37	37	110	2,534	2,760	1,709	905

CFI 30

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.03	$6.24	$10.38	$10.66
Value at end of period	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	5,090	4,784	3,982	4,612
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Value at end of period	$5.06	$4.33	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417
Number of accumulation units outstanding at end of period	6,868	6,179	5,392	4,786	11,217	21,304	24,497	29,034	17,615	13,314
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.82	$6.69	$9.74
Value at end of period	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	2,301	8,240	2,303
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	8,735	1,907	1,203	542	2,568
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$10.10	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34	$8.91
Value at end of period	$11.15	$10.10	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	113	113	110	86	66	2,283	3,164	2,433
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.06	$8.80	$14.68	$13.01	$12.39
Value at end of period	$15.25	$12.06	$8.80	$14.68	$13.01
Number of accumulation units outstanding at end of period	7,114	1,178	1,179	1,106	3,957
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	429	979	5,828	5,633	3,575	3,653
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.57	$7.80	$13.42	$9.68
Value at end of period	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	4,373	9,296	9,098	5,846
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.81	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162
Value at end of period	$22.27	$19.81	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224
Number of accumulation units outstanding at end of period	43,100	41,967	42,279	48,547	46,438	46,556	48,536	52,583	64,045	80,698
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427
Value at end of period	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381
Number of accumulation units outstanding at end of period	4,798	5,210	8,128	8,849	8,674	15,814	18,218	19,668	20,458	25,188
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653
Value at end of period	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242
Number of accumulation units outstanding at end of period	3,539	4,117	5,733	5,868	8,794	8,898	12,293	14,643	10,079	5,969

CFI 31

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391
Value at end of period	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481
Number of accumulation units outstanding at end of period	4,258	3,918	5,451	5,898	7,295	7,192	9,103	6,964	6,481	4,090
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.01	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007
Value at end of period	$21.65	$20.01	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075
Number of accumulation units outstanding at end of period	4,666	3,658	3,190	4,410	5,556	10,101	8,892	9,061	13,060	13,589
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.44	$5.91	$8.36
Value at end of period	$7.91	$7.44	$5.91
Number of accumulation units outstanding at end of period	896	896	896
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	9,560	8,925	11,588	10,564	7,999	7,471	6,238	5,676	4,254
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.15	$5.51
Value at end of period	$8.03	$7.15
Number of accumulation units outstanding at end of period	618	620
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.81	$11.72	$24.42	$17.90	$13.38	$10.97
Value at end of period	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	11,139	18,351	16,919	17,668	18,582	2,810
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73	$11.44
Value at end of period	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	2,244	3,404	2,338	2,062	5,496	1,757	1,517	178
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$12.61	$9.68	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236
Value at end of period	$15.47	$12.61	$9.68	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908
Number of accumulation units outstanding at end of period	3,982	4,477	29	6,464	6,923	12,873	12,320	12,216	6,742	7,437
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.14	$6.94	$11.07	$10.93
Value at end of period	$9.42	$8.14	$6.94	$11.07
Number of accumulation units outstanding at end of period	4,763	4,630	1,961	1,915
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.87	$7.27
Value at end of period	$11.66	$9.87
Number of accumulation units outstanding at end of period	2,487	2,398
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.14	$8.96	$18.01	$15.16	$13.94
Value at end of period	$13.61	$12.14	$8.96	$18.01	$15.16
Number of accumulation units outstanding at end of period	2,849	2,848	2,608	4,498	3,704

CFI 32

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.68
Value at end of period	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	681	681	681	681	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.78	$11.30	$18.42	$14.68	$11.39	$10.88
Value at end of period	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	2,056	1,803	1,862	3,021	2,285	460
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.78	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422
Value at end of period	$14.59	$14.78	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741
Number of accumulation units outstanding at end of period	4,751	5,721	9,473	18,675	2,330	1,714	1,715	3,356	8,794	4,687
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	19,994	31,255	34,332	41,754	49,930	50,578
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.78	$8.69	$11.38	$11.23	$10.91
Value at end of period	$14.39	$12.78	$8.69	$11.38	$11.23
Number of accumulation units outstanding at end of period	6,709	6,480	0	0	5,217
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	31,004	27,362	23,946	20,443	23,071	17,478	25,605	21,337	17,743
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.93	$6.25	$9.07	$9.31
Value at end of period	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	3,841	3,810	3,611	4,539
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$8.84	$7.21	$11.18	$10.78	$10.47
Value at end of period	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	0	0	0	997	234
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.64	$11.62
Value at end of period	$14.82	$12.64
Number of accumulation units outstanding at end of period	0	2,210
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.00	$7.28	$11.02	$11.81
Value at end of period	$10.48	$9.00	$7.28	$11.02
Number of accumulation units outstanding at end of period	10,429	9,342	8,022	6,802

CFI 33

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.24
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	579
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.06	$6.06
Value at end of period	$8.91	$8.06
Number of accumulation units outstanding at end of period	674	349
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.80	$11.39
Value at end of period	$15.87	$12.80
Number of accumulation units outstanding at end of period	1,743	795
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.31
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	167
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396
Value at end of period	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845
Number of accumulation units outstanding at end of period	1,585	2,082	1,898	2,606	2,728	2,579	4,684	4,087	1,379	1,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.41	$8.64	$11.99	$11.64	$10.58
Value at end of period	$11.41	$10.41	$8.64	$11.99	$11.64
Number of accumulation units outstanding at end of period	10,635	18,188	16,174	4,809	1,012
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.05	$8.52
Value at end of period	$11.26	$10.05
Number of accumulation units outstanding at end of period	10,776	802
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.08	$6.49
Value at end of period	$11.43	$10.08
Number of accumulation units outstanding at end of period	238	146
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.38	$14.11	$18.74	$17.98	$16.84	$16.46	$15.93
Value at end of period	$17.92	$16.38	$14.11	$18.74	$17.98	$16.84	$16.46
Number of accumulation units outstanding at end of period	847	847	847	847	885	848	848
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.33	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403
Value at end of period	$18.19	$16.33	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163
Number of accumulation units outstanding at end of period	2,815	2,687	2,191	2,740	2,861	2,862	2,865	2,270	670	671
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$16.25	$13.54	$19.77	$19.03	$17.37	$16.84	$16.85
Value at end of period	$17.94	$16.25	$13.54	$19.77	$19.03	$17.37	$16.84
Number of accumulation units outstanding at end of period	561	0	0	500	500	501	475

CFI 34

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.88	$9.05	$12.68	$12.33	$11.28
Value at end of period	$13.35	$11.88	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	25,321	23,434	19,592	19,833	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.73	$7.44	$13.29	$11.90	$11.07
Value at end of period	$13.59	$10.73	$7.44	$13.29	$11.90
Number of accumulation units outstanding at end of period	12,549	25,488	31,481	31,954	32,009
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$13.41
Value at end of period	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	1,783	1,718	246	246	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443
Value at end of period	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964
Number of accumulation units outstanding at end of period	5,418	5,053	10,533	11,616	10,772	13,075	11,358	9,106	5,445	9,150
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.17	$6.27	$10.20
Value at end of period	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	9,927	14,551	14,443
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$26.67	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213
Value at end of period	$29.27	$26.67	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84
Number of accumulation units outstanding at end of period	2,901	3,437	3,271	3,111	3,626	4,283	6,218	6,266	3,746	3,303
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.29
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	1,359
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.27	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723
Value at end of period	$14.83	$13.27	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812
Number of accumulation units outstanding at end of period	9,183	9,512	8,494	7,454	6,991	6,069	6,637	9,364	11,476	12,675
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$11.03
Value at end of period	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	1,259	1,350	2,560	2,212	1,954	1,686	572
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.01	$9.11	$12.07	$11.84	$10.66	$9.80
Value at end of period	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	4,865	5,625	5,717	5,680	6,307	6,949
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.38	$8.50	$12.73	$12.60	$11.02	$11.05
Value at end of period	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	3,605	3,100	2,832	901	661	17

CFI 35

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.61	$6.38	$11.27	$10.21	$10.34
Value at end of period	$8.66	$7.61	$6.38	$11.27	$10.21
Number of accumulation units outstanding at end of period	171	351	559	920	1,299
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$8.933
Value at end of period	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	1,934	2,261	1,815	1,182	854	855	854	855	2,326	2,154
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19	$7.54
Value at end of period	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	10,964	9,384	12,220	11,228	10,963	13,830	2,673	533
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.68	$7.90	$12.90	$13.26	$13.35
Value at end of period	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	3,595	3,571	2,137	112	2,659
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.50	$10.72	$11.97
Value at end of period	$13.31	$12.50	$10.72
Number of accumulation units outstanding at end of period	2,916	2,401	6,952
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.00	$5.23	$12.71	$11.33
Value at end of period	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	151	2,368	59	2,270
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.96	$7.57	$11.89	$11.62
Value at end of period	$13.91	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	2,840	2,383	2,028	6,180
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.27	$5.61	$10.46	$10.32
Value at end of period	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	2,301	0	0	564
WANGER SELECT
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.94	$7.90	$15.75	$14.62	$13.43
Value at end of period	$16.13	$12.94	$7.90	$15.75	$14.62
Number of accumulation units outstanding at end of period	1,005	1,005	1,504	3,306	2,757
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.63	$8.30	$13.97	$13.46	$13.02
Value at end of period	$14.13	$11.63	$8.30	$13.97	$13.46
Number of accumulation units outstanding at end of period	984	5,503	649	412	230

CFI 36

Condensed Financial Information (continued)

TABLE VI
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333
Value at end of period	$32.67	$28.22	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354
Number of accumulation units outstanding at end of period	10,435	8,961	12,125	18,196	24,115	27,427	25,162	22,238	18,503	11,769
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565
Value at end of period	$22.00	$19.35	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363
Number of accumulation units outstanding at end of period	10,714	10,879	22,407	24,016	35,909	35,428	34,515	16,683	28,494	5,108
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858
Value at end of period	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588
Number of accumulation units outstanding at end of period	1,636	1,847	3,860	4,116	6,352	7,210	13,505	13,739	16,200	30,698
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$18.59	$16.64	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	91	36	47	18,290	17,029	23,281	2,467	680
ING BALANCED PORTFOLIO
Value at beginning of period	$25.83	$21.88	$30.74	$29.42	$27.01
Value at end of period	$29.19	$25.83	$21.88	$30.74	$29.42
Number of accumulation units outstanding at end of period	86,310	94,481	107,148	118,074	135,748
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.10	$6.28	$10.41	$10.67
Value at end of period	$9.08	$8.10	$6.28	$10.41
Number of accumulation units outstanding at end of period	8,561	8,554	12,302	13,169
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Value at end of period	$5.29	$4.52	$3.00	$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454
Number of accumulation units outstanding at end of period	404	0	0	0	3,642	3,642	14,402	0	1,785	7,505
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	9,958	2,838	32,501	4,627	10,508	11,136
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,443	2,442	2,443	2,442
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624
Value at end of period	$23.84	$21.10	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70
Number of accumulation units outstanding at end of period	486,741	562,385	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138

CFI 37

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229
Value at end of period	$22.87	$21.05	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378
Number of accumulation units outstanding at end of period	68,530	80,339	110,037	121,126	145,608	170,190	237,188	248,725	332,174	362,413
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426
Value at end of period	$16.01	$13.02	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086
Number of accumulation units outstanding at end of period	4,561	5,469	6,491	6,500	8,232	13,528	16,173	15,712	9,981	15,417
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29	$10.60
Value at end of period	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	0	0	0	948	948	1,079	1,213	1,354
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547
Value at end of period	$15.10	$15.26	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905
Number of accumulation units outstanding at end of period	55,687	71,098	81,227	142,592	168,142	165,286	182,060	236,795	340,943	362,580
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.61	$8.42	$14.29	$13.57	$11.65	$9.72
Value at end of period	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	17,607	17,610	18,704	20,539	28,855	35,013
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$24.99	$19.83	$29.13	$29.81
Value at end of period	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	4,067	4,066	4,067	4,067
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41
Value at end of period	$19.45	$17.67	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30
Number of accumulation units outstanding at end of period	0	0	5,339	5,341	5,340	5,339	23,796	20,520	22,791
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786
Value at end of period	$19.74	$17.62	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591
Number of accumulation units outstanding at end of period	3,999	3,999	9,861	10,406	10,405	10,401	11,857	18,356	19,199	21,776
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499
Value at end of period	$19.47	$17.53	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207
Number of accumulation units outstanding at end of period	1,286	0	2,679	2,679	2,679	2,679	4,239	9,896	9,897	9,895
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.87	$7.52	$13.39	$11.95	$11.09	$9.48
Value at end of period	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	12,053	15,073	17,418	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643
Value at end of period	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189
Number of accumulation units outstanding at end of period	12,198	12,200	5,446	6,163	7,951	9,403	10,065	9,380	6,422	6,688
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$6.28	$10.20
Value at end of period	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	4,565	5,164	8,167

CFI 38

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551
Value at end of period	$30.29	$27.54	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159
Number of accumulation units outstanding at end of period	3,333	3,544	3,715	4,644	3,729	3,729	5,194	5,195	9,460	9,287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889
Value at end of period	$15.35	$13.70	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976
Number of accumulation units outstanding at end of period	46,077	56,771	74,615	84,934	96,025	114,960	136,060	108,922	121,245	141,938
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	3,935	3,941	6,325	10,552	18,613	22,007

TABLE VII
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$18.58	$16.00	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	42,673	45,165	43,318	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$14.06	$12.33	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	3,490	5,390	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$14.25	$11.58	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	6,610	2,237	2,510	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$16.98	$15.16	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	4,733	6,207	6,271	7,686	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.09	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02	$8.31
Value at end of period	$19.17	$15.09	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	3,459	1,953	2,664	2,770	4,658	4,270	3,783	1,539

CFI 39

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.22	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$20.82	$17.22	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	4,178	3,363	4,900	7,406	6,920	7,446	12,846	13,234	3,605
ING ARTIO FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.13	$11.02	$19.75	$17.12	$13.38	$12.45
Value at end of period	$13.90	$13.13	$11.02	$19.75	$17.12	$13.38
Number of accumulation units outstanding at end of period	664	840	2,861	1,146	2,529	8
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.38	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$13.99	$12.38	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	4,804	0	0	82,646	93,249	91,215	12	12
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.13	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$20.21	$16.13	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	3,922	3,609	3,680	5,994	5,517	13,288	11,637	8,762	1,709
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.16	$6.31	$10.43	$10.67
Value at end of period	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	889	888	888	888
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$17.57	$14.96	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	1,427	1,207	865	586	578	311	223	223
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$8.23	$6.12	$10.04	$12.32	$10.58
Value at end of period	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	1,752	7,078	2,862	2,373	1,569
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.92	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80	$11.20
Value at end of period	$14.34	$12.92	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	3	102	32	0	57	219	1,126	1,191
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.38	$8.98	$14.89	$13.13	$11.85	$11.34
Value at end of period	$15.74	$12.38	$8.88	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	13,200	8,498	0	2,236	24,440	2,004
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.72	$11.61	$10.78	$10.03	$9.91
Value at end of period	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	14,792	8,891	9,583	11,365	11,291	15,502

CFI 40

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.75	$7.89	$13.51	$11.53
Value at end of period	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	785	1,960	2,664	894
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$14.19	$12.55	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	28,576	26,993	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.15	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86	$9.01
Value at end of period	$13.72	$12.15	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	605	88,619	88,182	87,265	86,929	95,129	1,294	2,725
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.68	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63	$9.09
Value at end of period	$17.73	$14.68	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	2,312	2,695	3,346	3,204	8,450	7,610	8,759	6,665
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.91	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66	$8.72
Value at end of period	$16.92	$13.91	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,402	2,761	2,465	2,088	2,858	3,127	2,974	1,290
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$13.71	$12.60	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,097	4,203	4,166	5,124	4,483	3,884	6,479	4,656
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.51	$6.90
Value at end of period	$8.02	$7.51
Number of accumulation units outstanding at end of period	3,273	3,335
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.75	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$14.97	$14.75	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	412	385	1,944	2,417	2,267	2,632	4,296	8,319	3,553
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.22	$7.14
Value at end of period	$8.15	$7.22
Number of accumulation units outstanding at end of period	325	66
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$20.33	$11.96	$24.78	$18.07	$13.43	$11.51
Value at end of period	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	6,960	6,304	2,998	12,640	6,331	3,706

CFI 41

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$16.52	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32	$10.67
Value at end of period	$20.12	$16.52	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	7,409	7,048	10,795	14,664	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.14	$8.83	$12.73	$13.08	$12.54
Value at end of period	$13.99	$11.14	$8.83	$12.73	$13.08
Number of accumulation units outstanding at end of period	0	0	0	0	2,199
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.65	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$15.59	$12.65	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	1,107	201	201	550	1,079	723	1,505	5,591
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.30	$7.04	$11.18	$11.01
Value at end of period	$9.67	$8.30	$7.04	$11.18
Number of accumulation units outstanding at end of period	2,317	2,693	2,999	5,914
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.46	$9.14	$18.27	$15.30	$12.46	$12.28
Value at end of period	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	329	297	1,286	938	120	10,241
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.02	$11.15	$14.50	$14.07	$12.69	$12.45	$11.43
Value at end of period	$14.17	$13.02	$11.15	$14.50	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	674	1,164	1,626	3,097	5,430	21,505	11,810
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.17	$11.53	$18.69	$14.81	$11.43	$11.48
Value at end of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	7,893	9,651	9,389	13,846	0	11,181
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.13
Value at end of period	$22.49
Number of accumulation units outstanding at end of period	5,725
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.19	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.11	$11.19	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02
Number of accumulation units outstanding at end of period	3,390	11,063	19,892	24,749	68,143	9,105	0	3,292
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	22,363	29,598	27,487	37,111	36,554	38,507

CFI 42

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.11	$8.86	$11.55	$11.33	$10.70
Value at end of period	$14.84	$13.11	$8.86	$11.55	$11.33
Number of accumulation units outstanding at end of period	1,528	1,457	0	3,954	819
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.92	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$14.83	$13.92	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	7,849	36,315	25,977	11,918	12,143	12,229	12,683	20,489	5,896
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$7.07	$6.34	$9.16	$9.38
Value at end of period	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	6,331	7,818	14,118	13,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.89	$7.79	$11.14	$10.79
Value at end of period	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	2,107	2,070	1,429	2,656
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.18	$7.39	$11.12	$11.96
Value at end of period	$10.75	$9.18	$7.39	$11.12
Number of accumulation units outstanding at end of period	8,070	7,168	7,490	4,921
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.99
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	39
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.14	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71	$10.99
Value at end of period	$18.54	$14.14	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	436	275	20,180	234	1,419	234	234	234
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.13	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44	$8.49
Value at end of period	$19.87	$16.13	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	415	415	416	416	416	416	955	1,096
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.31	$8.28	$11.75
Value at end of period	$11.62	$10.31	$8.28
Number of accumulation units outstanding at end of period	2,154	1,307	439
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.34	$8.04	$13.49	$12.88	$11.69
Value at end of period	$11.79	$10.34	$8.04	$13.49	$12.88
Number of accumulation units outstanding at end of period	405	405	405	405	140

CFI 43

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.43	$10.02	$14.42
Value at end of period	$13.92	$12.43	$10.02
Number of accumulation units outstanding at end of period	4,516	4,516	4,516
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.38	$10.26	$14.90	$14.26	$12.95	$12.72
Value at end of period	$13.74	$12.38	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	0	4,349	3,933	3,581	3,282	2,925
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.19	$9.24	$12.86	$12.44	$10.95	$10.80
Value at end of period	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	53,651	51,656	35,283	33,570	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	6,324	1,879	1,316	1,834	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$13.49
Value at end of period	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	16,002	10,489	10,490	12,336	12,308	3,655	1,867
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$16.66	$14.39	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	3,072	8,923	8,699	34,631	7,393	7,203	4,347	3,154
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.24	$6.30	$10.20
Value at end of period	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,269	2,427	2,857
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$15.48	$14.03	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	376	376	287	287	287	287	287	287
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.70	$10.09
Value at end of period	$11.25	$10.70
Number of accumulation units outstanding at end of period	1,872	1,305
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.73	$9.76	$16.35	$16.25
Value at end of period	$14.31	$12.73	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	244	244	585

CFI 44

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.06	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38	$10.11
Value at end of period	$14.90	$13.06	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	4,575	4,004	6,878	7,588	8,808	12,292	15,765	7,313
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.32	$9.31	$12.27	$11.96	$10.71	$10.00
Value at end of period	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	13,007	13,233	17,039	8,513	8,390	8,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.65			$12.71	$11.37
Value at end of period	$11.87			$12.92	$12.71
Number of accumulation units outstanding at end of period	0			0	1,680
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.44	$9.62	$13.62	$12.67	$11.82
Value at end of period	$12.13	$11.44	$9.62	$13.62	$12.67
Number of accumulation units outstanding at end of period	851	681	500	341	206
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.54	$11.44	$16.53	$16.71
Value at end of period	$15.78	$14.54	$11.44	$16.53
Number of accumulation units outstanding at end of period	3,123	4,356	2,838	218
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.40	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$16.65	$13.40	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	2,471	2,428	2,703	3,760	3,512	3,370	5,485	2,838	4,844
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.96	$8.06	$13.09	$13.38	$12.59
Value at end of period	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	5,390	5,013	815	671	2,461
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.90	$11.00	$12.52
Value at end of period	$13.81	$12.90	$11.00
Number of accumulation units outstanding at end of period	422	110	33
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.13	$5.28	$12.76	$10.74
Value at end of period	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	5,940	7,532	3,285	952
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.39	$5.66	$10.50	$10.07
Value at end of period	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	7,590	6,780	7,910	6,449

CFI 45

	Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	1,136	952	703	589	412
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.91
Value at end of period	$14.66
Number of accumulation units outstanding at end of period	159

CFI 46

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated April 29, 2011, for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-11) dated April 29, 2011.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-11

VARIABLE ANNUITY ACCOUNT B

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 2011

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 29, 2011.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration,
P.O. Box 990063
Windsor, CT 06199-0063
1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C -1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2010, 2009 and 2008 amounted to $1,947,487.78, $1,658,134.85 and $2,501,353.46, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

Example:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (“VIPPAS”), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA  30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2
Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio
Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares
  Federated Capital Income Fund II
  Federated Clover Value Fund II - Primary Shares
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares
  Federated International Equity Fund II
  Federated Kaufmann Fund II - Primary Shares
  Federated Mid Cap Growth Strategies Fund II
  Federated Prime Money Fund II
  Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class

ING Investors Trust (continued):
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class
  ING Retirement Moderate Growth Portfolio - Adviser Class
  ING Retirement Moderate Portfolio - Adviser Class
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
  ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S

ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Asset Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
  ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
  ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class

ING Variable Portfolios, Inc. (continued):
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Opportunistic Large Cap Portfolio - Class I
  ING Russell™ Large Cap Growth Index Portfolio - Class I
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class S
  ING Russell™ Mid Cap Growth Index Portfolio - Class S
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
   Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
  Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
  Premier VIT OpCap Mid Cap Portfolio - Class I
Wanger Advisors Trust:
  Wanger International
  Wanger Select
  Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING Life Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia
April 7, 2011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	American
	Funds		Federated
	Insurance		Capital		Federated Fund
	Series®	Calvert VP	Appreciation	Federated	for U.S.
	International	SRI Balanced	Fund II -	Capital Income	Government
	Fund - Class 2	Portfolio	Primary Shares	Fund II	Securities II
Assets
Investments in mutual funds
at fair value	$4	$962	$6,511	$3,562	$1,260
Total assets	4	962	6,511	3,562	1,260
Net assets	$4	$962	$6,511	$3,562	$1,260

Net assets
Accumulation units	$4	$962	$6,442	$3,530	$1,260
Contracts in payout (annuitization)
period	-	-	69	32	-
Total net assets	$4	$962	$6,511	$3,562	$1,260

Total number of mutual fund shares	225	567,477	1,017,401	389,328	109,596

Cost of mutual fund shares	$4	$935	$5,984	$3,326	$1,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities December 31, 2010
(Dollars in thousands)

	Federated High	Federated		Fidelity® VIP	Fidelity® VIP
	Income Bond	Kaufmann	Federated	Equity-Income	Growth
	Fund II -	Fund II -	Prime Money	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Fund II	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$4,115	$2,136	$1,959	$63,098	$9,794
Total assets	4,115	2,136	1,959	63,098	9,794
Net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Net assets
Accumulation units	$4,075	$2,136	$1,947	$63,098	$9,794
Contracts in payout (annuitization)
period	40	-	12	-	-
Total net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Total number of mutual fund shares	585,398	142,795	1,958,968	3,317,473	264,048

Cost of mutual fund shares	$3,934	$1,866	$1,959	$78,002	$9,237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	High Income	Overseas	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$187	$4,929	$127,170	$22,102	$868
Total assets	187	4,929	127,170	22,102	868
Net assets	$187	$4,929	$127,170	$22,102	$868

Net assets
Accumulation units	$-	$4,929	$127,170	$22,102	$868
Contracts in payout (annuitization)
period	187	-	-	-	-
Total net assets	$187	$4,929	$127,170	$22,102	$868

Total number of mutual fund shares	33,645	293,931	5,325,386	166,945	67,637

Cost of mutual fund shares	$157	$5,192	$147,137	$20,560	$857

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Franklin Small		ING		ING American
	Cap Value	ING Balanced	Intermediate	ING American	Funds Growth-
	Securities	Portfolio -	Bond Portfolio -	Funds Growth	Income
	Fund - Class 2	Class I	Class I	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$3,417	$81,044	$101,061	$12,525	$10,115
Total assets	3,417	81,044	101,061	12,525	10,115
Net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Net assets
Accumulation units	$3,417	$57,212	$91,846	$10,247	$8,270
Contracts in payout (annuitization)
period	-	23,832	9,215	2,278	1,845
Total net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Total number of mutual fund shares	210,285	7,004,628	8,372,923	247,586	300,958

Cost of mutual fund shares	$2,822	$88,281	$102,007	$12,874	$11,129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING BlackRock	ING BlackRock	ING Clarion
			Inflation	Large Cap	Global Real
	ING American	ING Artio	Protected Bond	Growth	Estate
	Funds	Foreign	Portfolio -	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional	Institutional
	Portfolio	Service Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$13,439	$4,771	$297	$24,230	$1,619
Total assets	13,439	4,771	297	24,230	1,619
Net assets	$13,439	$4,771	$297	$24,230	$1,619

Net assets
Accumulation units	$11,401	$4,771	$297	$22,309	$1,619
Contracts in payout (annuitization)
period	2,038	-	-	1,921	-
Total net assets	$13,439	$4,771	$297	$24,230	$1,619

Total number of mutual fund shares	802,827	413,050	28,582	2,472,495	166,047

Cost of mutual fund shares	$13,901	$4,399	$299	$28,465	$1,427

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Global Real	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin
	Estate	Real Estate	Cap Portfolio -	Diversified Mid	Income
	Portfolio -	Portfolio -	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,145	$2,302	$18,278	$2,007	$4,307
Total assets	1,145	2,302	18,278	2,007	4,307
Net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Net assets
Accumulation units	$1,145	$2,302	$16,128	$2,007	$4,307
Contracts in payout (annuitization)
period	-	-	2,150	-	-
Total net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Total number of mutual fund shares	118,066	105,036	1,199,370	132,150	429,432

Cost of mutual fund shares	$1,205	$1,871	$15,852	$1,620	$4,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING JPMorgan
				Emerging	ING JPMorgan
	ING Franklin	ING Global	ING Janus	Markets Equity	Emerging
	Mutual Shares	Resources	Contrarian	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,831	$8,254	$1,340	$8,255	$11,521
Total assets	1,831	8,254	1,340	8,255	11,521
Net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Net assets
Accumulation units	$1,831	$8,254	$1,340	$8,255	$11,521
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Total number of mutual fund shares	227,738	383,911	111,035	360,167	504,183

Cost of mutual fund shares	$1,741	$7,311	$1,196	$6,736	$9,639

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Equity	Small Cap Core	Growth	and Income	Abbett Growth
	Portfolio -	Equity	Portfolio -	Portfolio -	and Income
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,093	$324	$8,989	$2,705	$432
Total assets	2,093	324	8,989	2,705	432
Net assets	$2,093	$324	$8,989	$2,705	$432

Net assets
Accumulation units	$2,093	$324	$7,964	$2,705	$432
Contracts in payout (annuitization)
period	-	-	1,025	-	-
Total net assets	$2,093	$324	$8,989	$2,705	$432

Total number of mutual fund shares	158,223	24,643	677,414	301,233	47,853

Cost of mutual fund shares	$2,022	$299	$7,231	$2,796	$335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS	ING MFS
	Growth	Opportunities	Portfolio -	Total Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,523	$4,700	$40,810	$1,091	$2,489
Total assets	1,523	4,700	40,810	1,091	2,489
Net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Net assets
Accumulation units	$1,523	$4,700	$40,810	$1,091	$2,489
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Total number of mutual fund shares	88,954	403,079	2,724,308	72,858	187,106

Cost of mutual fund shares	$1,203	$5,408	$44,770	$974	$2,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$4,727	$3,430	$10,904	$2,795	$831
Total assets	4,727	3,430	10,904	2,795	831
Net assets	$4,727	$3,430	$10,904	$2,795	$831

Net assets
Accumulation units	$4,727	$3,430	$7,937	$2,795	$831
Contracts in payout (annuitization)
period	-	-	2,967	-	-
Total net assets	$4,727	$3,430	$10,904	$2,795	$831

Total number of mutual fund shares	462,481	425,558	977,105	254,581	75,724

Cost of mutual fund shares	$4,329	$3,448	$10,810	$2,703	$690

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING Retirement	ING	ING T. Rowe	ING T. Rowe
	Retirement	Moderate	Retirement	Price Capital	Price Equity
	Growth	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$5,538	$6,453	$7,174	$11,444	$5,791
Total assets	5,538	6,453	7,174	11,444	5,791
Net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Net assets
Accumulation units	$5,538	$6,453	$7,174	$11,444	$5,791
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Total number of mutual fund shares	529,995	604,782	666,117	504,805	491,569

Cost of mutual fund shares	$4,907	$5,754	$6,528	$10,250	$4,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Van
			Kampen	ING Wells
	ING Templeton	ING U.S. Stock	Growth and	Fargo	ING Money
	Global Growth	Index	Income	HealthCare	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Assets
Investments in mutual funds
at fair value	$327	$60	$857	$214	$97,671
Total assets	327	60	857	214	97,671
Net assets	$327	$60	$857	$214	$97,671

Net assets
Accumulation units	$327	$60	$857	$214	$92,757
Contracts in payout (annuitization)
period	-	-	-	-	4,914
Total net assets	$327	$60	$857	$214	$97,671

Total number of mutual fund shares	28,988	5,522	39,502	19,397	97,671,427

Cost of mutual fund shares	$323	$54	$827	$184	$97,671

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
	ING Money	Century Small-	Small Cap	Small Cap	ING Davis New
	Market	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$313	$2,244	$3,700	$719	$2,620
Total assets	313	2,244	3,700	719	2,620
Net assets	$313	$2,244	$3,700	$719	$2,620

Net assets
Accumulation units	$313	$2,244	$3,700	$719	$2,620
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$313	$2,244	$3,700	$719	$2,620

Total number of mutual fund shares	313,015	189,817	195,236	69,155	147,442

Cost of mutual fund shares	$313	$1,773	$3,262	$650	$2,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Legg		ING	ING
		Mason		Oppenheimer	Oppenheimer
	ING	ClearBridge	ING	Global	Global
	JPMorgan Mid	Aggressive	Oppenheimer	Strategic	Strategic
	Cap Value	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,745	$20,533	$92,120	$44,608	$115
Total assets	1,745	20,533	92,120	44,608	115
Net assets	$1,745	$20,533	$92,120	$44,608	$115

Net assets
Accumulation units	$1,745	$19,664	$88,986	$41,489	$-
Contracts in payout (annuitization)
period	-	869	3,134	3,119	115
Total net assets	$1,745	$20,533	$92,120	$44,608	$115

Total number of mutual fund shares	125,724	424,505	6,636,893	3,789,982	9,751

Cost of mutual fund shares	$1,651	$15,485	$86,201	$40,816	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$15,202	$19,661	$3,709	$2,404	$3,271
Total assets	15,202	19,661	3,709	2,404	3,271
Net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Net assets
Accumulation units	$15,202	$17,508	$3,709	$2,404	$3,271
Contracts in payout (annuitization)
period	-	2,153	-	-	-
Total net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Total number of mutual fund shares	1,262,614	1,749,167	335,626	216,345	288,991

Cost of mutual fund shares	$14,523	$15,314	$3,598	$2,135	$2,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$940	$879	$48,429	$32,431	$19,635
Total assets	940	879	48,429	32,431	19,635
Net assets	$940	$879	$48,429	$32,431	$19,635

Net assets
Accumulation units	$940	$879	$48,429	$28,147	$18,173
Contracts in payout (annuitization)
period	-	-	-	4,284	1,462
Total net assets	$940	$879	$48,429	$32,431	$19,635

Total number of mutual fund shares	82,443	80,156	5,631,304	595,168	1,776,887

Cost of mutual fund shares	$778	$833	$44,100	$29,141	$21,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Thornburg	Large Cap	Kampen	Kampen Equity	Allocation
	Value	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Class I
Assets
Investments in mutual funds
at fair value	$17,212	$15,770	$937	$61,835	$8,905
Total assets	17,212	15,770	937	61,835	8,905
Net assets	$17,212	$15,770	$937	$61,835	$8,905

Net assets
Accumulation units	$14,643	$15,770	$937	$61,835	$6,441
Contracts in payout (annuitization)
period	2,569	-	-	-	2,464
Total net assets	$17,212	$15,770	$937	$61,835	$8,905

Total number of mutual fund shares	538,201	1,740,595	92,001	1,806,977	855,468

Cost of mutual fund shares	$15,116	$14,717	$855	$61,784	$9,523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth
	Growth	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$8,728	$10,595	$225,273	$1,377	$15,203
Total assets	8,728	10,595	225,273	1,377	15,203
Net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Net assets
Accumulation units	$7,286	$7,840	$169,321	$1,377	$15,203
Contracts in payout (annuitization)
period	1,442	2,755	55,952	-	-
Total net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Total number of mutual fund shares	852,313	1,027,611	10,267,688	177,262	1,876,923

Cost of mutual fund shares	$9,636	$12,067	$196,240	$1,668	$17,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$8,795	$7,580	$6,162	$4,340	$4,945
Total assets	8,795	7,580	6,162	4,340	4,945
Net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Net assets
Accumulation units	$8,795	$7,580	$6,162	$4,340	$4,945
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Total number of mutual fund shares	1,109,132	953,418	770,243	533,881	616,536

Cost of mutual fund shares	$10,294	$8,975	$7,170	$5,030	$5,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING BlackRock	ING Euro
				Science and	STOXX 50
				Technology	Index
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Portfolio -
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Institutional
	Series 12	Series 13	Series 14	Class I	Class
Assets
Investments in mutual funds
at fair value	$12,788	$12,706	$9,684	$6,924	$34
Total assets	12,788	12,706	9,684	6,924	34
Net assets	$12,788	$12,706	$9,684	$6,924	$34

Net assets
Accumulation units	$12,788	$12,706	$9,684	$6,924	$34
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$12,788	$12,706	$9,684	$6,924	$34

Total number of mutual fund shares	1,616,632	1,295,159	949,449	1,165,584	3,231

Cost of mutual fund shares	$14,476	$12,954	$9,622	$5,492	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	International
	LargeCap	MidCap	SmallCap	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$77,272	$9,868	$4,105	$10,272		$53
Total assets	77,272	9,868	4,105	10,272		53
Net assets	$77,272	$9,868	$4,105	$10,272		$53

Net assets
Accumulation units	$58,649	$9,868	$4,105	$9,128		$53
Contracts in payout (annuitization)
period	18,623	-	-	1,144		-
Total net assets	$77,272	$9,868	$4,105	$10,272		$53

Total number of mutual fund shares	5,563,120	636,255	291,959	1,202,858	6,245

Cost of mutual fund shares	$87,426	$10,621	$4,326	$9,143		$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Mid Cap
	Growth Index	Index	Value Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$27,852	$19,011	$8,621	$1,547	$367
Total assets	27,852	19,011	8,621	1,547	367
Net assets	$27,852	$19,011	$8,621	$1,547	$367

Net assets
Accumulation units	$27,438	$15,241	$8,621	$1,547	$367
Contracts in payout (annuitization)
period	414	3,770	-	-	-
Total net assets	$27,852	$19,011	$8,621	$1,547	$367

Total number of mutual fund shares	1,935,494	1,963,925	684,208	123,099	22,487

Cost of mutual fund shares	$21,207	$15,233	$7,455	$1,350	$340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Russell™			ING
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	International
	Mid Cap Index	Index	Company	Index	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$260	$373	$33,287	$1,305	$1,872
Total assets	260	373	33,287	1,305	1,872
Net assets	$260	$373	$33,287	$1,305	$1,872

Net assets
Accumulation units	$260	$373	$28,347	$1,305	$1,872
Contracts in payout (annuitization)
period	-	-	4,940	-	-
Total net assets	$260	$373	$33,287	$1,305	$1,872

Total number of mutual fund shares	22,503	30,212	1,814,976	121,464	220,466

Cost of mutual fund shares	$229	$354	$32,729	$1,312	$1,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Invesco V.I.
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Capital
	Opportunities	Opportunities	Opportunities	Opportunities	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund - Series I
	Class I	Class S	Class I	Class S	Shares
Assets
Investments in mutual funds
at fair value	$1,993	$3,477	$852	$2,465	$649
Total assets	1,993	3,477	852	2,465	649
Net assets	$1,993	$3,477	$852	$2,465	$649

Net assets
Accumulation units	$1,993	$3,477	$852	$2,465	$603
Contracts in payout (annuitization)
period	-	-	-	-	46
Total net assets	$1,993	$3,477	$852	$2,465	$649

Total number of mutual fund shares	170,468	303,375	40,049	118,510	27,858

Cost of mutual fund shares	$1,611	$2,258	$762	$2,113	$669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series	Janus Aspen	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible	Series Janus
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$1,555	$14	$2	$3	$2
Total assets	1,555	14	2	3	2
Net assets	$1,555	$14	$2	$3	$2

Net assets
Accumulation units	$1,358	$14	$2	$3	$2
Contracts in payout (annuitization)
period	197	-	-	-	-
Total net assets	$1,555	$14	$2	$3	$2

Total number of mutual fund shares	57,525	507	53	245	82

Cost of mutual fund shares	$1,418	$13	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -			Oppenheimer
	Portfolio -		Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional		Portfolio -	Global	Main Street	Small Cap
	Shares		Class VC	Securities/VA	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value		$1	$2,550	$63	$286	$871
Total assets		1	2,550	63	286	871
Net assets		$1	$2,550	$63	$286	$871

Net assets
Accumulation units		$1	$2,550	$63	$-	$871
Contracts in payout (annuitization)
period		-	-	-	286	-
Total net assets		$1	$2,550	$63	$286	$871

Total number of mutual fund shares	46		153,989	2,079	13,700	49,312

Cost of mutual fund shares		$2	$2,667	$66	$318	$803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Wanger International

Assets
Investments in mutual funds
at fair value	$55	$7,054	$4,363	$502	$1,990
Total assets	55	7,054	4,363	502	1,990
Net assets	$55	$7,054	$4,363	$502	$1,990

Net assets
Accumulation units	$-	$7,054	$4,363	$502	$1,990
Contracts in payout (annuitization)
period	55	-	-	-	-
Total net assets	$55	$7,054	$4,363	$502	$1,990

Total number of mutual fund shares	1,179	536,838	138,415	47,199	55,039

Cost of mutual fund shares	$52	$6,799	$3,800	$396	$1,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$3,507	$807
Total assets	3,507	807
Net assets	$3,507	$807

Net assets
Accumulation units	$3,507	$807
Contracts in payout (annuitization)
period	-	-
Total net assets	$3,507	$807

Total number of mutual fund shares	120,975	23,832

Cost of mutual fund shares	$2,651	$648

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II	Federated Clover Value Fund II - Primary Shares

Net investment income (loss)
Income:
Dividends	$-	$14	$-	$106	$144
Total investment income	-	14	-	106	144
Expenses:
Mortality and expense risk and
other charges	-	12	74	46	21
Total expenses	-	12	74	46	21
Net investment income (loss)	-	2	(74)	60	123

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(99)	(23)	1	(4,714)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1	(4,714)
Net unrealized appreciation
(depreciation) of investments	-	211	527	251	4,849
Net realized and unrealized gain (loss)
on investments	-	112	504	252	135
Net increase (decrease) in net assets
resulting from operations	$-	$114	$430	$312	$258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Federated	Federated High		Federated
	Federated	Fund for U.S.	Income Bond	Federated	Kaufmann
	Equity Income	Government	Fund II -	International	Fund II -
	Fund II	Securities II	Primary Shares	Equity Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$76	$67	$345	$4	$-
Total investment income	76	67	345	4	-
Expenses:
Mortality and expense risk and
other charges	6	20	59	4	24
Total expenses	6	20	59	4	24
Net investment income (loss)	70	47	286	-	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(117)	13	(112)	78	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(117)	13	(112)	78	8
Net unrealized appreciation
(depreciation) of investments	82	(5)	345	(189)	270
Net realized and unrealized gain (loss)
on investments	(35)	8	233	(111)	278
Net increase (decrease) in net assets
resulting from operations	$35	$55	$519	$(111)	$254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies	Prime Money	Portfolio -	Portfolio -	Portfolio -
	Fund II	Fund II	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$-	$-	$1,082	$31	$14
Total investment income	-	-	1,082	31	14
Expenses:
Mortality and expense risk and
other charges	6	29	752	77	2
Total expenses	6	29	752	77	2
Net investment income (loss)	(6)	(29)	330	(46)	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(283)	-	(4,229)	149	6
Capital gains distributions	-	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	(283)	-	(4,229)	172	6
Net unrealized appreciation
(depreciation) of investments	368	-	11,756	1,754	4
Net realized and unrealized gain (loss)
on investments	85	-	7,527	1,926	10
Net increase (decrease) in net assets
resulting from operations	$79	$(29)	$7,857	$1,880	$22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Overseas	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$64	$1,453	$401	$31	$25
Total investment income	64	1,453	401	31	25
Expenses:
Mortality and expense risk and
other charges	45	1,387	300	12	28
Total expenses	45	1,387	300	12	28
Net investment income (loss)	19	66	101	19	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,115)	(3,857)	754	3	(622)
Capital gains distributions	9	53	426	9	-
Total realized gain (loss) on investments
and capital gains distributions	(1,106)	(3,804)	1,180	12	(622)
Net unrealized appreciation
(depreciation) of investments	1,618	21,493	1,431	24	1,416
Net realized and unrealized gain (loss)
on investments	512	17,689	2,611	36	794
Net increase (decrease) in net assets
resulting from operations	$531	$17,755	$2,712	$55	$791

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio

Net investment income (loss)
Income:
Dividends	$2,239	$5,069	$14	$98	$132
Total investment income	2,239	5,069	14	98	132
Expenses:
Mortality and expense risk and
other charges	949	1,252	155	130	172
Total expenses	949	1,252	155	130	172
Net investment income (loss)	1,290	3,817	(141)	(32)	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,473)	(1,292)	(1,563)	(1,195)	(2,521)
Capital gains distributions	-	-	-	-	19
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)	(2,502)
Net unrealized appreciation
(depreciation) of investments	9,754	6,154	3,569	2,081	3,068
Net realized and unrealized gain (loss)
on investments	8,281	4,862	2,006	886	566
Net increase (decrease) in net assets
resulting from operations	$9,571	$8,679	$1,865	$854	$526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING BlackRock	ING BlackRock	ING Clarion
		Inflation	Large Cap	Global Real	ING Clarion
	ING Artio	Protected Bond	Growth	Estate	Global Real
	Foreign	Portfolio -	Portfolio -	Portfolio -	Estate
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$-	$113	$128	$93
Total investment income	-	-	113	128	93
Expenses:
Mortality and expense risk and
other charges	50	1	283	13	12
Total expenses	50	1	283	13	12
Net investment income (loss)	(50)	(1)	(170)	115	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,243)	1	(1,602)	(62)	(158)
Capital gains distributions	-	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,243)	2	(1,602)	(62)	(158)
Net unrealized appreciation
(depreciation) of investments	2,467	(2)	4,463	164	224
Net realized and unrealized gain (loss)
on investments	224	-	2,861	102	66
Net increase (decrease) in net assets
resulting from operations	$174	$(1)	$2,691	$217	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Franklin Income Portfolio - Service Class	ING Franklin Mutual Shares Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$62	$2	$227	$9
Total investment income	74	62	2	227	9
Expenses:
Mortality and expense risk and
other charges	17	207	12	51	23
Total expenses	17	207	12	51	23
Net investment income (loss)	57	(145)	(10)	176	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(469)	(60)	(270)	(272)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(150)	(469)	(60)	(270)	(272)
Net unrealized appreciation
(depreciation) of investments	549	4,608	409	561	458
Net realized and unrealized gain (loss)
on investments	399	4,139	349	291	186
Net increase (decrease) in net assets
resulting from operations	$456	$3,994	$339	$467	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Small Cap Core
	ING Global	ING Janus	Markets Equity	Emerging	Equity
	Resources	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$72	$-	$49	$41	$9
Total investment income	72	-	49	41	9
Expenses:
Mortality and expense risk and
other charges	75	10	89	71	23
Total expenses	75	10	89	71	23
Net investment income (loss)	(3)	(10)	(40)	(30)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,578)	276	(357)	(514)	(104)
Capital gains distributions	-	-	372	436	-
Total realized gain (loss) on investments
and capital gains distributions	(1,578)	276	15	(78)	(104)
Net unrealized appreciation
(depreciation) of investments	2,924	(164)	1,247	1,617	562
Net realized and unrealized gain (loss)
on investments	1,346	112	1,262	1,539	458
Net increase (decrease) in net assets
resulting from operations	$1,343	$102	$1,222	$1,509	$444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth	ING Marsico
	Equity	Portfolio -	Portfolio -	and Income	Growth
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$36	$21	$2	$9
Total investment income	-	36	21	2	9
Expenses:
Mortality and expense risk and
other charges	2	109	26	5	14
Total expenses	2	109	26	5	14
Net investment income (loss)	(2)	(73)	(5)	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	196	(609)	(102)	(175)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)	(175)
Net unrealized appreciation
(depreciation) of investments	47	928	1,073	172	394
Net realized and unrealized gain (loss)
on investments	38	1,124	464	70	219
Net increase (decrease) in net assets
resulting from operations	$36	$1,051	$459	$67	$214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$69	$192	$6	$62	$341
Total investment income	69	192	6	62	341
Expenses:
Mortality and expense risk and
other charges	55	530	10	18	52
Total expenses	55	530	10	18	52
Net investment income (loss)	14	(338)	(4)	44	289

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(835)	(2,960)	(173)	(274)	410
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(835)	(2,960)	(173)	(274)	410
Net unrealized appreciation
(depreciation) of investments	1,324	6,835	272	501	(144)
Net realized and unrealized gain (loss)
on investments	489	3,875	99	227	266
Net increase (decrease) in net assets
resulting from operations	$503	$3,537	$95	$271	$555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Pioneer	ING Pioneer	ING Pioneer		ING
	Equity Income	Fund	Mid Cap Value	ING Pioneer	Retirement
	Portfolio -	Portfolio -	Portfolio -	Mid Cap Value	Growth
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$79	$129	$30	$7	$20
Total investment income	79	129	30	7	20
Expenses:
Mortality and expense risk and
other charges	23	126	23	10	65
Total expenses	23	126	23	10	65
Net investment income (loss)	56	3	7	(3)	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(448)	(176)	(37)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(200)	(448)	(176)	(37)	37
Net unrealized appreciation
(depreciation) of investments	684	1,817	588	152	522
Net realized and unrealized gain (loss)
on investments	484	1,369	412	115	559
Net increase (decrease) in net assets
resulting from operations	$540	$1,372	$419	$112	$514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING
	Retirement	ING	ING T. Rowe	ING T. Rowe
	Moderate	Retirement	Price Capital	Price Equity	ING Templeton
	Growth	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$32	$48	$181	$89	$5
Total investment income	32	48	181	89	5
Expenses:
Mortality and expense risk and
other charges	81	104	101	53	5
Total expenses	81	104	101	53	5
Net investment income (loss)	(49)	(56)	80	36	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	161	(671)	(758)	(107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	87	161	(671)	(758)	(107)
Net unrealized appreciation
(depreciation) of investments	574	522	1,956	1,404	120
Net realized and unrealized gain (loss)
on investments	661	683	1,285	646	13
Net increase (decrease) in net assets
resulting from operations	$612	$627	$1,365	$682	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small	ING Money
	Index	Income	HealthCare	Cap Disciplined	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Net investment income (loss)
Income:
Dividends	$1	$2	$-	$3	$27
Total investment income	1	2	-	3	27
Expenses:
Mortality and expense risk and
other charges	-	7	2	3	1,413
Total expenses	-	7	2	3	1,413
Net investment income (loss)	1	(5)	(2)	-	(1,386)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(47)	1	33	-
Capital gains distributions	-	-	-	-	276
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33	276
Net unrealized appreciation
(depreciation) of investments	6	139	14	(63)	-
Net realized and unrealized gain (loss)
on investments	14	92	15	(30)	276
Net increase (decrease) in net assets
resulting from operations	$15	$87	$13	$(30)	$(1,110)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American		ING Baron	ING Columbia
	ING Money	Century Small-	ING Baron	Small Cap	Small Cap
	Market	Mid Cap Value	Asset	Growth	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$20	$-	$-	$6
Total investment income	-	20	-	-	6
Expenses:
Mortality and expense risk and
other charges	1	13	2	31	6
Total expenses	1	13	2	31	6
Net investment income (loss)	(1)	7	(2)	(31)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18)	(33)	(11)	(39)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(18)	(33)	(11)	(39)
Net unrealized appreciation
(depreciation) of investments	-	360	32	822	168
Net realized and unrealized gain (loss)
on investments	-	342	(1)	811	129
Net increase (decrease) in net assets
resulting from operations	$(1)	$349	$(3)	$780	$129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Legg		ING
			Mason		Oppenheimer
			ClearBridge	ING	Global
	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer	Strategic
	York Venture	Mid Cap Value	Growth	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$10	$12	$-	$1,449	$1,378
Total investment income	10	12	-	1,449	1,378
Expenses:
Mortality and expense risk and
other charges	26	14	235	1,044	537
Total expenses	26	14	235	1,044	537
Net investment income (loss)	(16)	(2)	(235)	405	841

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(196)	915	499	1,275
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(185)	(196)	915	499	1,275
Net unrealized appreciation
(depreciation) of investments	453	535	3,283	11,231	3,922
Net realized and unrealized gain (loss)
on investments	268	339	4,198	11,730	5,197
Net increase (decrease) in net assets
resulting from operations	$252	$337	$3,963	$12,135	$6,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$499	$1,179	$80	$34
Total investment income	3	499	1,179	80	34
Expenses:
Mortality and expense risk and
other charges	1	131	236	29	16
Total expenses	1	131	236	29	16
Net investment income (loss)	2	368	943	51	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	327	686	(42)	(51)
Capital gains distributions	-	20	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	347	686	(42)	(51)
Net unrealized appreciation
(depreciation) of investments	13	262	1,442	341	306
Net realized and unrealized gain (loss)
on investments	13	609	2,128	299	255
Net increase (decrease) in net assets
resulting from operations	$15	$977	$3,071	$350	$273

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
				ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
					ING T. Rowe Price Growth Equity Portfolio - Initial Class
			ING Solution Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$33	$12	$32	$126	$11
Total investment income	33	12	32	126	11
Expenses:
Mortality and expense risk and
other charges	20	8	8	501	383
Total expenses	20	8	8	501	383
Net investment income (loss)	13	4	24	(375)	(372)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(96)	(122)	70	(154)	845
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)	845
Net unrealized appreciation
(depreciation) of investments	464	203	(5)	11,138	3,932
Net realized and unrealized gain (loss)
on investments	368	81	65	10,984	4,777
Net increase (decrease) in net assets
resulting from operations	$381	$85	$89	$10,609	$4,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING UBS U.S.	ING Van	ING Van
	ING Templeton	Thornburg	Large Cap	Kampen	Kampen Equity
	Foreign Equity	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$451	$259	$142	$13	$1,115
Total investment income	451	259	142	13	1,115
Expenses:
Mortality and expense risk and
other charges	223	198	194	8	744
Total expenses	223	198	194	8	744
Net investment income (loss)	228	61	(52)	5	371

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,358)	919	93	(136)	(505)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	919	93	(136)	(505)
Net unrealized appreciation
(depreciation) of investments	2,480	578	1,702	277	6,484
Net realized and unrealized gain (loss)
on investments	1,122	1,497	1,795	141	5,979
Net increase (decrease) in net assets
resulting from operations	$1,350	$1,558	$1,743	$146	$6,350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 5
Net investment income (loss)
Income:
Dividends	$387	$316	$423	$2,300	$25
Total investment income	387	316	423	2,300	25
Expenses:
Mortality and expense risk and
other charges	113	99	129	2,315	22
Total expenses	113	99	129	2,315	22
Net investment income (loss)	274	217	294	(15)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(439)	(826)	(969)	1,090	(40)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(439)	(826)	(969)	1,090	(40)
Net unrealized appreciation
(depreciation) of investments	979	1,551	1,666	25,612	43
Net realized and unrealized gain (loss)
on investments	540	725	697	26,702	3
Net increase (decrease) in net assets
resulting from operations	$814	$942	$991	$26,687	$6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$355	$208	$181	$138	$120
Total investment income	355	208	181	138	120
Expenses:
Mortality and expense risk and
other charges	291	172	139	112	78
Total expenses	291	172	139	112	78
Net investment income (loss)	64	36	42	26	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(844)	(582)	(331)	(295)	(144)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(844)	(582)	(331)	(295)	(144)
Net unrealized appreciation
(depreciation) of investments	833	619	348	405	212
Net realized and unrealized gain (loss)
on investments	(11)	37	17	110	68
Net increase (decrease) in net assets
resulting from operations	$53	$73	$59	$136	$110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class I
Net investment income (loss)
Income:
Dividends	$141	$397	$346	$433	$-
Total investment income	141	397	346	433	-
Expenses:
Mortality and expense risk and
other charges	92	240	230	180	64
Total expenses	92	240	230	180	64
Net investment income (loss)	49	157	116	253	(64)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(343)	(1,049)	(127)	(25)	(104)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)	(104)
Net unrealized appreciation
(depreciation) of investments	469	1,471	685	361	1,164
Net realized and unrealized gain (loss)
on investments	126	422	558	336	1,060
Net increase (decrease) in net assets
resulting from operations	$175	$579	$674	$589	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Euro
	STOXX 50					ING
	Index		ING Index Plus	ING Index Plus	ING Index Plus	International
	Portfolio -		LargeCap	MidCap	SmallCap	Index
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends		$-	$1,572	$104	$29	$393
Total investment income		-	1,572	104	29	393
Expenses:
Mortality and expense risk and
other charges		-	902	75	32	125
Total expenses		-	902	75	32	125
Net investment income (loss)		-	670	29	(3)	268

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(2,462)	(480)	(365)	145
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	(2,462)	(480)	(365)	145
Net unrealized appreciation
(depreciation) of investments		5	10,778	2,226	1,154	161
Net realized and unrealized gain (loss)
on investments		5	8,316	1,746	789	306
Net increase (decrease) in net assets
resulting from operations		$5	$8,986	$1,775	$786	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$1	$254	$186	$662	$143
Total investment income	1	254	186	662	143
Expenses:
Mortality and expense risk and
other charges	1	94	345	231	103
Total expenses	1	94	345	231	103
Net investment income (loss)	-	160	(159)	431	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,279)	736	686	351
Capital gains distributions	-	-	-	-	909
Total realized gain (loss) on investments
and capital gains distributions	-	(1,279)	736	686	1,260
Net unrealized appreciation
(depreciation) of investments	1	243	2,292	751	(416)
Net realized and unrealized gain (loss)
on investments	1	(1,036)	3,028	1,437	844
Net increase (decrease) in net assets
resulting from operations	$1	$(876)	$2,869	$1,868	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap	ING Small
	Value Index	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$22	$-	$1	$-	$170
Total investment income	22	-	1	-	170
Expenses:
Mortality and expense risk and
other charges	21	1	1	1	365
Total expenses	21	1	1	1	365
Net investment income (loss)	1	(1)	-	(1)	(195)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	5	28	38	(2,021)
Capital gains distributions	150	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	175	6	28	38	(2,021)
Net unrealized appreciation
(depreciation) of investments	(41)	17	5	(9)	8,641
Net realized and unrealized gain (loss)
on investments	134	23	33	29	6,620
Net increase (decrease) in net assets
resulting from operations	$135	$22	$33	$28	$6,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
			ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$28	$47	$9	$15	$-
Total investment income	28	47	9	15	-
Expenses:
Mortality and expense risk and
other charges	8	21	9	35	4
Total expenses	8	21	9	35	4
Net investment income (loss)	20	26	-	(20)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(900)	22	256	123
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256	123
Net unrealized appreciation
(depreciation) of investments	(16)	872	302	534	2
Net realized and unrealized gain (loss)
on investments	23	(28)	324	790	125
Net increase (decrease) in net assets
resulting from operations	$43	$(2)	$324	$770	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S			Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
		Invesco V.I. Capital Appreciation Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$-	$5	$15	$-	$-
Total investment income	-	5	15	-	-
Expenses:
Mortality and expense risk and
other charges	24	5	16	-	-
Total expenses	24	5	16	-	-
Net investment income (loss)	(24)	-	(1)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(30)	(27)	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(30)	(27)	-	-
Net unrealized appreciation
(depreciation) of investments	615	118	153	1	-
Net realized and unrealized gain (loss)
on investments	588	88	126	1	-
Net increase (decrease) in net assets
resulting from operations	$564	$88	$125	$1	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA

Net investment income (loss)
Income:
Dividends	$-	$-	$-	$9	$1
Total investment income	-	-	-	9	1
Expenses:
Mortality and expense risk and
other charges	-	-	-	19	-
Total expenses	-	-	-	19	-
Net investment income (loss)	-	-	-	(10)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(146)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(146)	(2)
Net unrealized appreciation
(depreciation) of investments	-	-	-	655	10
Net realized and unrealized gain (loss)
on investments	-	-	-	509	8
Net increase (decrease) in net assets
resulting from operations	$-	$-	$-	$499	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$3	$4	$-	$111	$12
Total investment income	3	4	-	111	12
Expenses:
Mortality and expense risk and
other charges	3	6	2	63	24
Total expenses	3	6	2	63	24
Net investment income (loss)	-	(2)	(2)	48	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(11)	36	269	258
Capital gains distributions	-	-	-	66	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(11)	36	335	258
Net unrealized appreciation
(depreciation) of investments	47	149	1	147	207
Net realized and unrealized gain (loss)
on investments	38	138	37	482	465
Net increase (decrease) in net assets
resulting from operations	$38	$136	$35	$530	$453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$29	$1	$39	$17	$-
Total investment income	29	1	39	17	-
Expenses:
Mortality and expense risk and
other charges	5	1	12	24	5
Total expenses	5	1	12	24	5
Net investment income (loss)	24	-	27	(7)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	167	66	(115)	17
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)	17
Net unrealized appreciation
(depreciation) of investments	39	(100)	238	801	103
Net realized and unrealized gain (loss)
on investments	55	67	304	686	120
Net increase (decrease) in net assets
resulting from operations	$79	$67	$331	$679	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II

Net assets at January 1, 2009	$-	$1,172	$-	$1,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	-	71
Total realized gain (loss) on investments
and capital gains distributions	-	(153)	-	(39)
Net unrealized appreciation (depreciation)
of investments	-	366	-	300
Net increase (decrease) in net assets from operations	-	225	-	332
Changes from principal transactions:
Total unit transactions	-	(156)	-	(286)
Increase (decrease) in assets derived from principal
transactions	-	(156)	-	(286)
Total increase (decrease)	-	69	-	46
Net assets at December 31, 2009	-	1,241	-	1,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(74)	60
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1
Net unrealized appreciation (depreciation)
of investments	-	211	527	251
Net increase (decrease) in net assets from operations	-	114	430	312
Changes from principal transactions:
Total unit transactions	4	(393)	6,081	1,713
Increase (decrease) in assets derived from principal
transactions	4	(393)	6,081	1,713
Total increase (decrease)	4	(279)	6,511	2,025
Net assets at December 31, 2010	$4	$962	$6,511	$3,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2009	$8,770	$2,394	$1,916	$3,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	70	64	397
Total realized gain (loss) on investments
and capital gains distributions	(2,805)	(45)	2	(288)
Net unrealized appreciation (depreciation)
of investments	3,446	222	(2)	1,488
Net increase (decrease) in net assets from operations	743	247	64	1,597
Changes from principal transactions:
Total unit transactions	(1,872)	(426)	(365)	(771)
Increase (decrease) in assets derived from principal
transactions	(1,872)	(426)	(365)	(771)
Total increase (decrease)	(1,129)	(179)	(301)	826
Net assets at December 31, 2009	7,641	2,215	1,615	4,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	70	47	286
Total realized gain (loss) on investments
and capital gains distributions	(4,714)	(117)	13	(112)
Net unrealized appreciation (depreciation)
of investments	4,849	82	(5)	345
Net increase (decrease) in net assets from operations	258	35	55	519
Changes from principal transactions:
Total unit transactions	(7,899)	(2,250)	(410)	(718)
Increase (decrease) in assets derived from principal
transactions	(7,899)	(2,250)	(410)	(718)
Total increase (decrease)	(7,641)	(2,215)	(355)	(199)
Net assets at December 31, 2010	$-	$-	$1,260	$4,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Federated	Federated Mid
	Federated	Kaufmann	Cap Growth	Federated
	International	Fund II -	Strategies	Prime Money
	Equity Fund II	Primary Shares	Fund II	Fund II
Net assets at January 1, 2009	$1,384	$-	$2,540	$1,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	-	(33)	(16)
Total realized gain (loss) on investments
and capital gains distributions	(85)	-	(359)	-
Net unrealized appreciation (depreciation)
of investments	520	-	957	-
Net increase (decrease) in net assets from operations	457	-	565	(16)
Changes from principal transactions:
Total unit transactions	(246)	-	(681)	(229)
Increase (decrease) in assets derived from principal
transactions	(246)	-	(681)	(229)
Total increase (decrease)	211	-	(116)	(245)
Net assets at December 31, 2009	1,595	-	2,424	1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(6)	(29)
Total realized gain (loss) on investments
and capital gains distributions	78	8	(283)	-
Net unrealized appreciation (depreciation)
of investments	(189)	270	368	-
Net increase (decrease) in net assets from operations	(111)	254	79	(29)
Changes from principal transactions:
Total unit transactions	(1,484)	1,882	(2,503)	486
Increase (decrease) in assets derived from principal
transactions	(1,484)	1,882	(2,503)	486
Total increase (decrease)	(1,595)	2,136	(2,424)	457
Net assets at December 31, 2010	$-	$2,136	$-	$1,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$61,149	$7,951	$69	$4,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	607	(36)	11	61
Total realized gain (loss) on investments
and capital gains distributions	(7,749)	(412)	(5)	(772)
Net unrealized appreciation (depreciation)
of investments	21,907	2,369	62	1,782
Net increase (decrease) in net assets from operations	14,765	1,921	68	1,071
Changes from principal transactions:
Total unit transactions	(10,027)	(1,254)	55	(203)
Increase (decrease) in assets derived from principal
transactions	(10,027)	(1,254)	55	(203)
Total increase (decrease)	4,738	667	123	868
Net assets at December 31, 2009	65,887	8,618	192	5,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	(46)	12	19
Total realized gain (loss) on investments
and capital gains distributions	(4,229)	172	6	(1,106)
Net unrealized appreciation (depreciation)
of investments	11,756	1,754	4	1,618
Net increase (decrease) in net assets from operations	7,857	1,880	22	531
Changes from principal transactions:
Total unit transactions	(10,646)	(704)	(27)	(1,054)
Increase (decrease) in assets derived from principal
transactions	(10,646)	(704)	(27)	(1,054)
Total increase (decrease)	(2,789)	1,176	(5)	(523)
Net assets at December 31, 2010	$63,098	$9,794	$187	$4,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net assets at January 1, 2009	$109,547	$21,722	$876	$2,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	231	66	22
Total realized gain (loss) on investments
and capital gains distributions	(7,280)	(94)	(1)	(262)
Net unrealized appreciation (depreciation)
of investments	40,198	4,408	53	973
Net increase (decrease) in net assets from operations	33,158	4,545	118	733
Changes from principal transactions:
Total unit transactions	(16,135)	(3,402)	(80)	(85)
Increase (decrease) in assets derived from principal
transactions	(16,135)	(3,402)	(80)	(85)
Total increase (decrease)	17,023	1,143	38	648
Net assets at December 31, 2009	126,570	22,865	914	3,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	101	19	(3)
Total realized gain (loss) on investments
and capital gains distributions	(3,804)	1,180	12	(622)
Net unrealized appreciation (depreciation)
of investments	21,493	1,431	24	1,416
Net increase (decrease) in net assets from operations	17,755	2,712	55	791
Changes from principal transactions:
Total unit transactions	(17,155)	(3,475)	(101)	(751)
Increase (decrease) in assets derived from principal
transactions	(17,155)	(3,475)	(101)	(751)
Total increase (decrease)	600	(763)	(46)	40
Net assets at December 31, 2010	$127,170	$22,102	$868	$3,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
		Intermediate		ING American
	ING Balanced	Bond	ING American	Funds Growth-
	Portfolio -	Portfolio -	Funds Growth	Income
	Class I	Class I	Portfolio	Portfolio
Net assets at January 1, 2009	$81,353	$100,529	$12,540	$11,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,645	5,517	90	129
Total realized gain (loss) on investments
and capital gains distributions	(3,562)	(5,029)	(392)	(362)
Net unrealized appreciation (depreciation)
of investments	13,330	10,087	4,367	3,133
Net increase (decrease) in net assets from operations	12,413	10,575	4,065	2,900
Changes from principal transactions:
Total unit transactions	(13,251)	(6,287)	(2,198)	(1,825)
Increase (decrease) in assets derived from principal
transactions	(13,251)	(6,287)	(2,198)	(1,825)
Total increase (decrease)	(838)	4,288	1,867	1,075
Net assets at December 31, 2009	80,515	104,817	14,407	12,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,290	3,817	(141)	(32)
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)
Net unrealized appreciation (depreciation)
of investments	9,754	6,154	3,569	2,081
Net increase (decrease) in net assets from operations	9,571	8,679	1,865	854
Changes from principal transactions:
Total unit transactions	(9,042)	(12,435)	(3,747)	(3,233)
Increase (decrease) in assets derived from principal
transactions	(9,042)	(12,435)	(3,747)	(3,233)
Total increase (decrease)	529	(3,756)	(1,882)	(2,379)
Net assets at December 31, 2010	$81,044	$101,061	$12,525	$10,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Inflation	Large Cap
	ING American	ING Artio	Protected Bond	Growth
	Funds	Foreign	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional
	Portfolio	Service Class	Class	Class
Net assets at January 1, 2009	$13,434	$7,156	$-	$21,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	186	-	(134)
Total realized gain (loss) on investments
and capital gains distributions	706	(2,259)	-	(2,825)
Net unrealized appreciation (depreciation)
of investments	3,731	3,193	-	8,637
Net increase (decrease) in net assets from operations	4,774	1,120	-	5,678
Changes from principal transactions:
Total unit transactions	(1,773)	(1,123)	-	(2,785)
Increase (decrease) in assets derived from principal
transactions	(1,773)	(1,123)	-	(2,785)
Total increase (decrease)	3,001	(3)	-	2,893
Net assets at December 31, 2009	16,435	7,153	-	24,319

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(50)	(1)	(170)
Total realized gain (loss) on investments
and capital gains distributions	(2,502)	(2,243)	2	(1,602)
Net unrealized appreciation (depreciation)
of investments	3,068	2,467	(2)	4,463
Net increase (decrease) in net assets from operations	526	174	(1)	2,691
Changes from principal transactions:
Total unit transactions	(3,522)	(2,556)	298	(2,780)
Increase (decrease) in assets derived from principal
transactions	(3,522)	(2,556)	298	(2,780)
Total increase (decrease)	(2,996)	(2,382)	297	(89)
Net assets at December 31, 2010	$13,439	$4,771	$297	$24,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion Global Real	ING Clarion		ING FMRSM
	Estate	Global Real	ING Clarion	Diversified Mid
	Portfolio -	Estate	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$1,087	$902	$1,064	$13,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	13	33	(79)
Total realized gain (loss) on investments
and capital gains distributions	(163)	(226)	(368)	(1,834)
Net unrealized appreciation (depreciation)
of investments	477	485	696	6,478
Net increase (decrease) in net assets from operations	333	272	361	4,565
Changes from principal transactions:
Total unit transactions	293	(56)	128	(1,994)
Increase (decrease) in assets derived from principal
transactions	293	(56)	128	(1,994)
Total increase (decrease)	626	216	489	2,571
Net assets at December 31, 2009	1,713	1,118	1,553	16,149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	115	81	57	(145)
Total realized gain (loss) on investments
and capital gains distributions	(62)	(158)	(150)	(469)
Net unrealized appreciation (depreciation)
of investments	164	224	549	4,608
Net increase (decrease) in net assets from operations	217	147	456	3,994
Changes from principal transactions:
Total unit transactions	(311)	(120)	293	(1,865)
Increase (decrease) in assets derived from principal
transactions	(311)	(120)	293	(1,865)
Total increase (decrease)	(94)	27	749	2,129
Net assets at December 31, 2010	$1,619	$1,145	$2,302	$18,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING FMRSM	ING Franklin	ING Franklin	ING Global
	Diversified Mid	Income	Mutual Shares	Resources
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$815	$3,482	$1,885	$6,198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	206	(21)	(47)
Total realized gain (loss) on investments
and capital gains distributions	(108)	(474)	(234)	(1,006)
Net unrealized appreciation (depreciation)
of investments	425	1,308	726	3,285
Net increase (decrease) in net assets from operations	314	1,040	471	2,232
Changes from principal transactions:
Total unit transactions	108	73	(7)	305
Increase (decrease) in assets derived from principal
transactions	108	73	(7)	305
Total increase (decrease)	422	1,113	464	2,537
Net assets at December 31, 2009	1,237	4,595	2,349	8,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	176	(14)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(60)	(270)	(272)	(1,578)
Net unrealized appreciation (depreciation)
of investments	409	561	458	2,924
Net increase (decrease) in net assets from operations	339	467	172	1,343
Changes from principal transactions:
Total unit transactions	431	(755)	(690)	(1,824)
Increase (decrease) in assets derived from principal
transactions	431	(755)	(690)	(1,824)
Total increase (decrease)	770	(288)	(518)	(481)
Net assets at December 31, 2010	$2,007	$4,307	$1,831	$8,254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core
	ING Janus	Markets Equity	Emerging	Equity
	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$139	$3,328	$4,184	$1,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	27	(8)
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1,259)	(597)	(218)
Net unrealized appreciation (depreciation)
of investments	356	3,503	3,534	645
Net increase (decrease) in net assets from operations	318	2,257	2,964	419
Changes from principal transactions:
Total unit transactions	890	606	1,060	(338)
Increase (decrease) in assets derived from principal
transactions	890	606	1,060	(338)
Total increase (decrease)	1,208	2,863	4,024	81
Net assets at December 31, 2009	1,347	6,191	8,208	2,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(40)	(30)	(14)
Total realized gain (loss) on investments
and capital gains distributions	276	15	(78)	(104)
Net unrealized appreciation (depreciation)
of investments	(164)	1,247	1,617	562
Net increase (decrease) in net assets from operations	102	1,222	1,509	444
Changes from principal transactions:
Total unit transactions	(109)	842	1,804	(351)
Increase (decrease) in assets derived from principal
transactions	(109)	842	1,804	(351)
Total increase (decrease)	(7)	2,064	3,313	93
Net assets at December 31, 2010	$1,340	$8,255	$11,521	$2,093

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth
	Equity	Portfolio -	Portfolio -	and Income
	Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2009	$102	$6,965	$4,020	$458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(58)	2	(3)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(234)	(1,358)	(157)
Net unrealized appreciation (depreciation)
of investments	32	2,959	1,854	244
Net increase (decrease) in net assets from operations	27	2,667	498	84
Changes from principal transactions:
Total unit transactions	14	(642)	(1,335)	(42)
Increase (decrease) in assets derived from principal
transactions	14	(642)	(1,335)	(42)
Total increase (decrease)	41	2,025	(837)	42
Net assets at December 31, 2009	143	8,990	3,183	500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(73)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)
Net unrealized appreciation (depreciation)
of investments	47	928	1,073	172
Net increase (decrease) in net assets from operations	36	1,051	459	67
Changes from principal transactions:
Total unit transactions	145	(1,052)	(937)	(135)
Increase (decrease) in assets derived from principal
transactions	145	(1,052)	(937)	(135)
Total increase (decrease)	181	(1)	(478)	(68)
Net assets at December 31, 2010	$324	$8,989	$2,705	$432

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS Total
	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$1,285	$5,138	$48,840	$1,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	648	21
Total realized gain (loss) on investments
and capital gains distributions	(278)	(1,112)	(4,970)	(235)
Net unrealized appreciation (depreciation)
of investments	650	2,678	11,208	375
Net increase (decrease) in net assets from operations	372	1,572	6,886	161
Changes from principal transactions:
Total unit transactions	(62)	(1,281)	(9,057)	(26)
Increase (decrease) in assets derived from principal
transactions	(62)	(1,281)	(9,057)	(26)
Total increase (decrease)	310	291	(2,171)	135
Net assets at December 31, 2009	1,595	5,429	46,669	1,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	14	(338)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(175)	(835)	(2,960)	(173)
Net unrealized appreciation (depreciation)
of investments	394	1,324	6,835	272
Net increase (decrease) in net assets from operations	214	503	3,537	95
Changes from principal transactions:
Total unit transactions	(286)	(1,232)	(9,396)	(292)
Increase (decrease) in assets derived from principal
transactions	(286)	(1,232)	(9,396)	(292)
Total increase (decrease)	(72)	(729)	(5,859)	(197)
Net assets at December 31, 2010	$1,523	$4,700	$40,810	$1,091

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Pioneer	ING Pioneer
	ING MFS	ING PIMCO	Equity Income	Fund
	Utilities	High Yield	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2009	$2,161	$1,748	$3,765	$10,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	226	(26)	25
Total realized gain (loss) on investments
and capital gains distributions	(645)	(214)	(842)	(695)
Net unrealized appreciation (depreciation)
of investments	1,101	1,210	1,187	2,808
Net increase (decrease) in net assets from operations	548	1,222	319	2,138
Changes from principal transactions:
Total unit transactions	(471)	1,560	(982)	(897)
Increase (decrease) in assets derived from principal
transactions	(471)	1,560	(982)	(897)
Total increase (decrease)	77	2,782	(663)	1,241
Net assets at December 31, 2009	2,238	4,530	3,102	11,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	289	56	3
Total realized gain (loss) on investments
and capital gains distributions	(274)	410	(200)	(448)
Net unrealized appreciation (depreciation)
of investments	501	(144)	684	1,817
Net increase (decrease) in net assets from operations	271	555	540	1,372
Changes from principal transactions:
Total unit transactions	(20)	(358)	(212)	(1,849)
Increase (decrease) in assets derived from principal
transactions	(20)	(358)	(212)	(1,849)
Total increase (decrease)	251	197	328	(477)
Net assets at December 31, 2010	$2,489	$4,727	$3,430	$10,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
	ING Pioneer		ING	Retirement
	Mid Cap Value	ING Pioneer	Retirement	Moderate
	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2009	$2,428	$700	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	-	(13)	(17)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(253)	3	3
Net unrealized appreciation (depreciation)
of investments	867	378	109	125
Net increase (decrease) in net assets from operations	526	125	99	111
Changes from principal transactions:
Total unit transactions	(334)	(88)	5,526	7,553
Increase (decrease) in assets derived from principal
transactions	(334)	(88)	5,526	7,553
Total increase (decrease)	192	37	5,625	7,664
Net assets at December 31, 2009	2,620	737	5,625	7,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(3)	(45)	(49)
Total realized gain (loss) on investments
and capital gains distributions	(176)	(37)	37	87
Net unrealized appreciation (depreciation)
of investments	588	152	522	574
Net increase (decrease) in net assets from operations	419	112	514	612
Changes from principal transactions:
Total unit transactions	(244)	(18)	(601)	(1,823)
Increase (decrease) in assets derived from principal
transactions	(244)	(18)	(601)	(1,823)
Total increase (decrease)	175	94	(87)	(1,211)
Net assets at December 31, 2010	$2,795	$831	$5,538	$6,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING T. Rowe	ING T. Rowe
	Retirement	Price Capital	Price Equity	ING Templeton
	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$7,963	$4,389	$438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	104	45	4
Total realized gain (loss) on investments
and capital gains distributions	3	(1,192)	(1,167)	(101)
Net unrealized appreciation (depreciation)
of investments	124	3,633	2,239	215
Net increase (decrease) in net assets from operations	106	2,545	1,117	118
Changes from principal transactions:
Total unit transactions	8,922	512	551	(67)
Increase (decrease) in assets derived from principal
transactions	8,922	512	551	(67)
Total increase (decrease)	9,028	3,057	1,668	51
Net assets at December 31, 2009	9,028	11,020	6,057	489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	80	36	-
Total realized gain (loss) on investments
and capital gains distributions	161	(671)	(758)	(107)
Net unrealized appreciation (depreciation)
of investments	522	1,956	1,404	120
Net increase (decrease) in net assets from operations	627	1,365	682	13
Changes from principal transactions:
Total unit transactions	(2,481)	(941)	(948)	(175)
Increase (decrease) in assets derived from principal
transactions	(2,481)	(941)	(948)	(175)
Total increase (decrease)	(1,854)	424	(266)	(162)
Net assets at December 31, 2010	$7,174	$11,444	$5,791	$327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small
	Index	Income	HealthCare	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$835	$666	$123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(4)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	(205)	(196)	(53)
Net unrealized appreciation (depreciation)
of investments	-	373	239	134
Net increase (decrease) in net assets from operations	-	171	39	80
Changes from principal transactions:
Total unit transactions	-	(141)	(422)	113
Increase (decrease) in assets derived from principal
transactions	-	(141)	(422)	113
Total increase (decrease)	-	30	(383)	193
Net assets at December 31, 2009	-	865	283	316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(5)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33
Net unrealized appreciation (depreciation)
of investments	6	139	14	(63)
Net increase (decrease) in net assets from operations	15	87	13	(30)
Changes from principal transactions:
Total unit transactions	45	(95)	(82)	(286)
Increase (decrease) in assets derived from principal
transactions	45	(95)	(82)	(286)
Total increase (decrease)	60	(8)	(69)	(316)
Net assets at December 31, 2010	$60	$857	$214	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING American
	ING Money	ING Money	Century Small-
	Market	Market	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Class I	Class S	Service Class	Service Class
Net assets at January 1, 2009	$207,378	$-	$1,200	$266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,621)	-	12	(2)
Total realized gain (loss) on investments
and capital gains distributions	73	-	(248)	(23)
Net unrealized appreciation (depreciation)
of investments	-	-	626	107
Net increase (decrease) in net assets from operations	(1,548)	-	390	82
Changes from principal transactions:
Total unit transactions	(65,472)	-	(281)	(10)
Increase (decrease) in assets derived from principal
transactions	(65,472)	-	(281)	(10)
Total increase (decrease)	(67,020)	-	109	72
Net assets at December 31, 2009	140,358	-	1,309	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,386)	(1)	7	(2)
Total realized gain (loss) on investments
and capital gains distributions	276	-	(18)	(33)
Net unrealized appreciation (depreciation)
of investments	-	-	360	32
Net increase (decrease) in net assets from operations	(1,110)	(1)	349	(3)
Changes from principal transactions:
Total unit transactions	(41,577)	314	586	(335)
Increase (decrease) in assets derived from principal
transactions	(41,577)	314	586	(335)
Total increase (decrease)	(42,687)	313	935	(338)
Net assets at December 31, 2010	$97,671	$313	$2,244	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Growth	Value	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$2,765	$761	$2,118	$1,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	1	(9)	7
Total realized gain (loss) on investments
and capital gains distributions	(275)	(114)	(548)	(157)
Net unrealized appreciation (depreciation)
of investments	1,154	254	1,202	496
Net increase (decrease) in net assets from operations	852	141	645	346
Changes from principal transactions:
Total unit transactions	(282)	(239)	(282)	(112)
Increase (decrease) in assets derived from principal
transactions	(282)	(239)	(282)	(112)
Total increase (decrease)	570	(98)	363	234
Net assets at December 31, 2009	3,335	663	2,481	1,764

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	-	(16)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(39)	(185)	(196)
Net unrealized appreciation (depreciation)
of investments	822	168	453	535
Net increase (decrease) in net assets from operations	780	129	252	337
Changes from principal transactions:
Total unit transactions	(415)	(73)	(113)	(356)
Increase (decrease) in assets derived from principal
transactions	(415)	(73)	(113)	(356)
Total increase (decrease)	365	56	139	(19)
Net assets at December 31, 2010	$3,700	$719	$2,620	$1,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Legg		ING	ING
	Mason		Oppenheimer	Oppenheimer
	ClearBridge	ING	Global	Global
	Aggressive	Oppenheimer	Strategic	Strategic
	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2009	$16,298	$76,622	$44,027	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	1,043	1,156	3
Total realized gain (loss) on investments
and capital gains distributions	439	(1,495)	(694)	(1)
Net unrealized appreciation (depreciation)
of investments	4,349	26,495	7,170	20
Net increase (decrease) in net assets from operations	4,576	26,043	7,632	22
Changes from principal transactions:
Total unit transactions	(2,199)	(11,001)	(7,929)	70
Increase (decrease) in assets derived from principal
transactions	(2,199)	(11,001)	(7,929)	70
Total increase (decrease)	2,377	15,042	(297)	92
Net assets at December 31, 2009	18,675	91,664	43,730	108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(235)	405	841	2
Total realized gain (loss) on investments
and capital gains distributions	915	499	1,275	-
Net unrealized appreciation (depreciation)
of investments	3,283	11,231	3,922	13
Net increase (decrease) in net assets from operations	3,963	12,135	6,038	15
Changes from principal transactions:
Total unit transactions	(2,105)	(11,679)	(5,160)	(8)
Increase (decrease) in assets derived from principal
transactions	(2,105)	(11,679)	(5,160)	(8)
Total increase (decrease)	1,858	456	878	7
Net assets at December 31, 2010	$20,533	$92,120	$44,608	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2009	$9,940	$12,668	$2,423	$1,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	1,054	90	45
Total realized gain (loss) on investments
and capital gains distributions	482	(769)	(100)	(257)
Net unrealized appreciation (depreciation)
of investments	555	7,802	565	574
Net increase (decrease) in net assets from operations	1,331	8,087	555	362
Changes from principal transactions:
Total unit transactions	3,067	(1,370)	327	180
Increase (decrease) in assets derived from principal
transactions	3,067	(1,370)	327	180
Total increase (decrease)	4,398	6,717	882	542
Net assets at December 31, 2009	14,338	19,385	3,305	2,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	368	943	51	18
Total realized gain (loss) on investments
and capital gains distributions	347	686	(42)	(51)
Net unrealized appreciation (depreciation)
of investments	262	1,442	341	306
Net increase (decrease) in net assets from operations	977	3,071	350	273
Changes from principal transactions:
Total unit transactions	(113)	(2,795)	54	122
Increase (decrease) in assets derived from principal
transactions	(113)	(2,795)	54	122
Total increase (decrease)	864	276	404	395
Net assets at December 31, 2010	$15,202	$19,661	$3,709	$2,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$1,196	$764	$1,349	$32,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	16	71	(265)
Total realized gain (loss) on investments
and capital gains distributions	(120)	(27)	(134)	(2,117)
Net unrealized appreciation (depreciation)
of investments	526	269	264	15,853
Net increase (decrease) in net assets from operations	446	258	201	13,471
Changes from principal transactions:
Total unit transactions	697	178	(114)	(3,996)
Increase (decrease) in assets derived from principal
transactions	697	178	(114)	(3,996)
Total increase (decrease)	1,143	436	87	9,475
Net assets at December 31, 2009	2,339	1,200	1,436	42,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	4	24	(375)
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)
Net unrealized appreciation (depreciation)
of investments	464	203	(5)	11,138
Net increase (decrease) in net assets from operations	381	85	89	10,609
Changes from principal transactions:
Total unit transactions	551	(345)	(646)	(4,305)
Increase (decrease) in assets derived from principal
transactions	551	(345)	(646)	(4,305)
Total increase (decrease)	932	(260)	(557)	6,304
Net assets at December 31, 2010	$3,271	$940	$879	$48,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe		ING	ING UBS U.S.
	Price Growth	ING Templeton	Thornburg	Large Cap
	Equity	Foreign Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$25,211	$18,241	$13,421	$15,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(303)	(211)	5	36
Total realized gain (loss) on investments
and capital gains distributions	376	(2,245)	65	(655)
Net unrealized appreciation (depreciation)
of investments	9,652	7,347	5,152	4,612
Net increase (decrease) in net assets from operations	9,725	4,891	5,222	3,993
Changes from principal transactions:
Total unit transactions	(3,147)	(2,062)	(1,293)	(2,674)
Increase (decrease) in assets derived from principal
transactions	(3,147)	(2,062)	(1,293)	(2,674)
Total increase (decrease)	6,578	2,829	3,929	1,319
Net assets at December 31, 2009	31,789	21,070	17,350	16,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(372)	228	61	(52)
Total realized gain (loss) on investments
and capital gains distributions	845	(1,358)	919	93
Net unrealized appreciation (depreciation)
of investments	3,932	2,480	578	1,702
Net increase (decrease) in net assets from operations	4,405	1,350	1,558	1,743
Changes from principal transactions:
Total unit transactions	(3,763)	(2,785)	(1,696)	(2,589)
Increase (decrease) in assets derived from principal
transactions	(3,763)	(2,785)	(1,696)	(2,589)
Total increase (decrease)	642	(1,435)	(138)	(846)
Net assets at December 31, 2010	$32,431	$19,635	$17,212	$15,770

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation
	Comstock	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I
Net assets at January 1, 2009	$1,370	$67,293	$8,278	$8,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	436	573	754
Total realized gain (loss) on investments
and capital gains distributions	(475)	(3,284)	(886)	(893)
Net unrealized appreciation (depreciation)
of investments	691	15,032	1,547	1,880
Net increase (decrease) in net assets from operations	229	12,184	1,234	1,741
Changes from principal transactions:
Total unit transactions	(574)	(12,682)	(818)	(1,485)
Increase (decrease) in assets derived from principal
transactions	(574)	(12,682)	(818)	(1,485)
Total increase (decrease)	(345)	(498)	416	256
Net assets at December 31, 2009	1,025	66,795	8,694	8,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	371	274	217
Total realized gain (loss) on investments
and capital gains distributions	(136)	(505)	(439)	(826)
Net unrealized appreciation (depreciation)
of investments	277	6,484	979	1,551
Net increase (decrease) in net assets from operations	146	6,350	814	942
Changes from principal transactions:
Total unit transactions	(234)	(11,310)	(603)	(908)
Increase (decrease) in assets derived from principal
transactions	(234)	(11,310)	(603)	(908)
Total increase (decrease)	(88)	(4,960)	211	34
Net assets at December 31, 2010	$937	$61,835	$8,905	$8,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Strategic Allocation	ING Growth
	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Series 5	Series 6
Net assets at January 1, 2009	$9,608	$186,679	$1,685	$22,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743	761	31	74
Total realized gain (loss) on investments
and capital gains distributions	(932)	(5,761)	(72)	(1,088)
Net unrealized appreciation (depreciation)
of investments	1,817	54,072	38	947
Net increase (decrease) in net assets from operations	1,628	49,072	(3)	(67)
Changes from principal transactions:
Total unit transactions	(1,191)	(20,232)	(201)	(3,883)
Increase (decrease) in assets derived from principal
transactions	(1,191)	(20,232)	(201)	(3,883)
Total increase (decrease)	437	28,840	(204)	(3,950)
Net assets at December 31, 2009	10,045	215,519	1,481	18,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	(15)	3	64
Total realized gain (loss) on investments
and capital gains distributions	(969)	1,090	(40)	(844)
Net unrealized appreciation (depreciation)
of investments	1,666	25,612	43	833
Net increase (decrease) in net assets from operations	991	26,687	6	53
Changes from principal transactions:
Total unit transactions	(441)	(16,933)	(110)	(3,345)
Increase (decrease) in assets derived from principal
transactions	(441)	(16,933)	(110)	(3,345)
Total increase (decrease)	550	9,754	(104)	(3,292)
Net assets at December 31, 2010	$10,595	$225,273	$1,377	$15,203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2009	$12,593	$10,922	$8,130	$6,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	49	42	57
Total realized gain (loss) on investments
and capital gains distributions	(571)	(663)	(343)	(415)
Net unrealized appreciation (depreciation)
of investments	393	596	274	180
Net increase (decrease) in net assets from operations	(117)	(18)	(27)	(178)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,221)	(1,059)	(1,565)
Increase (decrease) in assets derived from principal
transactions	(1,890)	(2,221)	(1,059)	(1,565)
Total increase (decrease)	(2,007)	(2,239)	(1,086)	(1,743)
Net assets at December 31, 2009	10,586	8,683	7,044	4,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	42	26	42
Total realized gain (loss) on investments
and capital gains distributions	(582)	(331)	(295)	(144)
Net unrealized appreciation (depreciation)
of investments	619	348	405	212
Net increase (decrease) in net assets from operations	73	59	136	110
Changes from principal transactions:
Total unit transactions	(1,864)	(1,162)	(1,018)	(549)
Increase (decrease) in assets derived from principal
transactions	(1,864)	(1,162)	(1,018)	(549)
Total increase (decrease)	(1,791)	(1,103)	(882)	(439)
Net assets at December 31, 2010	$8,795	$7,580	$6,162	$4,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2009	$8,130	$20,401	$19,436	$21,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	265	325	387
Total realized gain (loss) on investments
and capital gains distributions	(557)	(1,488)	(354)	(123)
Net unrealized appreciation (depreciation)
of investments	192	712	(694)	(825)
Net increase (decrease) in net assets from operations	(206)	(511)	(723)	(561)
Changes from principal transactions:
Total unit transactions	(1,900)	(4,304)	(4,261)	(7,952)
Increase (decrease) in assets derived from principal
transactions	(1,900)	(4,304)	(4,261)	(7,952)
Total increase (decrease)	(2,106)	(4,815)	(4,984)	(8,513)
Net assets at December 31, 2009	6,024	15,586	14,452	12,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	157	116	253
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)
Net unrealized appreciation (depreciation)
of investments	469	1,471	685	361
Net increase (decrease) in net assets from operations	175	579	674	589
Changes from principal transactions:
Total unit transactions	(1,254)	(3,377)	(2,420)	(3,483)
Increase (decrease) in assets derived from principal
transactions	(1,254)	(3,377)	(2,420)	(3,483)
Total increase (decrease)	(1,079)	(2,798)	(1,746)	(2,894)
Net assets at December 31, 2010	$4,945	$12,788	$12,706	$9,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock	ING Euro
	Science and	STOXX 50
	Technology	Index	ING Index Plus	ING Index Plus
	Opportunities	Portfolio -	LargeCap	MidCap
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class I	Class	Class I	Class I
Net assets at January 1, 2009	$3,743	$-	$79,909	$7,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	-	1,552	74
Total realized gain (loss) on investments
and capital gains distributions	(185)	-	(3,224)	(608)
Net unrealized appreciation (depreciation)
of investments	2,199	-	16,931	2,701
Net increase (decrease) in net assets from operations	1,963	-	15,259	2,167
Changes from principal transactions:
Total unit transactions	(50)	-	(10,807)	(682)
Increase (decrease) in assets derived from principal
transactions	(50)	-	(10,807)	(682)
Total increase (decrease)	1,913	-	4,452	1,485
Net assets at December 31, 2009	5,656	-	84,361	9,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	-	670	29
Total realized gain (loss) on investments
and capital gains distributions	(104)	-	(2,462)	(480)
Net unrealized appreciation (depreciation)
of investments	1,164	5	10,778	2,226
Net increase (decrease) in net assets from operations	996	5	8,986	1,775
Changes from principal transactions:
Total unit transactions	272	29	(16,075)	(1,206)
Increase (decrease) in assets derived from principal
transactions	272	29	(16,075)	(1,206)
Total increase (decrease)	1,268	34	(7,089)	569
Net assets at December 31, 2010	$6,924	$34	$77,272	$9,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Opportunistic Large Cap Portfolio - Class I

Net assets at January 1, 2009	$3,465	$211	$-	$4,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(58)	-	54
Total realized gain (loss) on investments
and capital gains distributions	(347)	23	2	(643)
Net unrealized appreciation (depreciation)
of investments	1,080	1,073	3	1,931
Net increase (decrease) in net assets from operations	769	1,038	5	1,342
Changes from principal transactions:
Total unit transactions	(295)	10,608	37	7,464
Increase (decrease) in assets derived from principal
transactions	(295)	10,608	37	7,464
Total increase (decrease)	474	11,646	42	8,806
Net assets at December 31, 2009	3,939	11,857	42	13,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	268	-	160
Total realized gain (loss) on investments
and capital gains distributions	(365)	145	-	(1,279)
Net unrealized appreciation (depreciation)
of investments	1,154	161	1	243
Net increase (decrease) in net assets from operations	786	574	1	(876)
Changes from principal transactions:
Total unit transactions	(620)	(2,159)	10	(12,612)
Increase (decrease) in assets derived from principal
transactions	(620)	(2,159)	10	(12,612)
Total increase (decrease)	166	(1,585)	11	(13,488)
Net assets at December 31, 2010	$4,105	$10,272	$53	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$-	$641	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(115)	(56)	(10)
Total realized gain (loss) on investments
and capital gains distributions	270	321	188	20
Net unrealized appreciation (depreciation)
of investments	4,353	3,039	1,582	238
Net increase (decrease) in net assets from operations	4,458	3,245	1,714	248
Changes from principal transactions:
Total unit transactions	24,450	16,229	8,470	1,320
Increase (decrease) in assets derived from principal
transactions	24,450	16,229	8,470	1,320
Total increase (decrease)	28,908	19,474	10,184	1,568
Net assets at December 31, 2009	28,908	20,115	10,184	1,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	431	40	1
Total realized gain (loss) on investments
and capital gains distributions	736	686	1,260	175
Net unrealized appreciation (depreciation)
of investments	2,292	751	(416)	(41)
Net increase (decrease) in net assets from operations	2,869	1,868	884	135
Changes from principal transactions:
Total unit transactions	(3,925)	(2,972)	(2,447)	(156)
Increase (decrease) in assets derived from principal
transactions	(3,925)	(2,972)	(2,447)	(156)
Total increase (decrease)	(1,056)	(1,104)	(1,563)	(21)
Net assets at December 31, 2010	$27,852	$19,011	$8,621	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small
	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2009	$-	$29	$35	$27,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(1)	(143)
Total realized gain (loss) on investments
and capital gains distributions	1	-	(9)	(2,713)
Net unrealized appreciation (depreciation)
of investments	10	39	38	9,234
Net increase (decrease) in net assets from operations	11	38	28	6,378
Changes from principal transactions:
Total unit transactions	90	92	60	(3,347)
Increase (decrease) in assets derived from principal
transactions	90	92	60	(3,347)
Total increase (decrease)	101	130	88	3,031
Net assets at December 31, 2009	101	159	123	30,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(1)	(195)
Total realized gain (loss) on investments
and capital gains distributions	6	28	38	(2,021)
Net unrealized appreciation (depreciation)
of investments	17	5	(9)	8,641
Net increase (decrease) in net assets from operations	22	33	28	6,425
Changes from principal transactions:
Total unit transactions	244	68	222	(4,038)
Increase (decrease) in assets derived from principal
transactions	244	68	222	(4,038)
Total increase (decrease)	266	101	250	2,387
Net assets at December 31, 2010	$367	$260	$373	$33,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING U.S. Bond	International	ING MidCap	ING MidCap
	Index	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$96	$3,607	$498	$2,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	23	(3)	(29)
Total realized gain (loss) on investments
and capital gains distributions	15	(1,727)	(133)	125
Net unrealized appreciation (depreciation)
of investments	4	2,308	280	809
Net increase (decrease) in net assets from operations	28	604	144	905
Changes from principal transactions:
Total unit transactions	551	(891)	(119)	(636)
Increase (decrease) in assets derived from principal
transactions	551	(891)	(119)	(636)
Total increase (decrease)	579	(287)	25	269
Net assets at December 31, 2009	675	3,320	523	2,989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	26	-	(20)
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256
Net unrealized appreciation (depreciation)
of investments	(16)	872	302	534
Net increase (decrease) in net assets from operations	43	(2)	324	770
Changes from principal transactions:
Total unit transactions	587	(1,446)	1,146	(282)
Increase (decrease) in assets derived from principal
transactions	587	(1,446)	1,146	(282)
Total increase (decrease)	630	(1,448)	1,470	488
Net assets at December 31, 2010	$1,305	$1,872	$1,993	$3,477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Invesco V.I.
	ING SmallCap	ING SmallCap	Capital	Invesco V.I.
	Opportunities	Opportunities	Appreciation	Core Equity
	Portfolio -	Portfolio -	Fund - Series I	Fund - Series I
	Class I	Class S	Shares	Shares
Net assets at January 1, 2009	$522	$1,876	$523	$1,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(22)	(1)	13
Total realized gain (loss) on investments
and capital gains distributions	(182)	(167)	(37)	(50)
Net unrealized appreciation (depreciation)
of investments	206	658	140	354
Net increase (decrease) in net assets from operations	21	469	102	317
Changes from principal transactions:
Total unit transactions	(223)	(341)	23	151
Increase (decrease) in assets derived from principal
transactions	(223)	(341)	23	151
Total increase (decrease)	(202)	128	125	468
Net assets at December 31, 2009	320	2,004	648	1,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(24)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	123	(27)	(30)	(27)
Net unrealized appreciation (depreciation)
of investments	2	615	118	153
Net increase (decrease) in net assets from operations	121	564	88	125
Changes from principal transactions:
Total unit transactions	411	(103)	(87)	(122)
Increase (decrease) in assets derived from principal
transactions	411	(103)	(87)	(122)
Total increase (decrease)	532	461	1	3
Net assets at December 31, 2010	$852	$2,465	$649	$1,555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares

Net assets at January 1, 2009	$16	$1	$3	$5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	3	1	-	2
Net increase (decrease) in net assets from operations	4	1	-	1
Changes from principal transactions:
Total unit transactions	(7)	-	-	(4)
Increase (decrease) in assets derived from principal
transactions	(7)	-	-	(4)
Total increase (decrease)	(3)	1	-	(3)
Net assets at December 31, 2009	13	2	3	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	-	-	-
Net increase (decrease) in net assets from operations	1	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in assets derived from principal
transactions	-	-	-	-
Total increase (decrease)	1	-	-	-
Net assets at December 31, 2010	$14	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA	Oppenheimer Main Street Fund®/VA

Net assets at January 1, 2009	$2	$2,000	$47	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	1	2
Total realized gain (loss) on investments
and capital gains distributions	-	(594)	-	(14)
Net unrealized appreciation (depreciation)
of investments	1	980	17	76
Net increase (decrease) in net assets from operations	1	379	18	64
Changes from principal transactions:
Total unit transactions	(2)	(278)	(3)	(31)
Increase (decrease) in assets derived from principal
transactions	(2)	(278)	(3)	(31)
Total increase (decrease)	(1)	101	15	33
Net assets at December 31, 2009	1	2,101	62	288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	(146)	(2)	(9)
Net unrealized appreciation (depreciation)
of investments	-	655	10	47
Net increase (decrease) in net assets from operations	-	499	9	38
Changes from principal transactions:
Total unit transactions	-	(50)	(8)	(40)
Increase (decrease) in assets derived from principal
transactions	-	(50)	(8)	(40)
Total increase (decrease)	-	449	1	(2)
Net assets at December 31, 2010	$1	$2,550	$63	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net assets at January 1, 2009	$382	$37	$5,888	$1,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	167	7
Total realized gain (loss) on investments
and capital gains distributions	(26)	(22)	157	(702)
Net unrealized appreciation (depreciation)
of investments	173	31	821	1,653
Net increase (decrease) in net assets from operations	147	8	1,145	958
Changes from principal transactions:
Total unit transactions	57	150	1,679	829
Increase (decrease) in assets derived from principal
transactions	57	150	1,679	829
Total increase (decrease)	204	158	2,824	1,787
Net assets at December 31, 2009	586	195	8,712	2,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	48	(12)
Total realized gain (loss) on investments
and capital gains distributions	(11)	36	335	258
Net unrealized appreciation (depreciation)
of investments	149	1	147	207
Net increase (decrease) in net assets from operations	136	35	530	453
Changes from principal transactions:
Total unit transactions	149	(175)	(2,188)	1,090
Increase (decrease) in assets derived from principal
transactions	149	(175)	(2,188)	1,090
Total increase (decrease)	285	(140)	(1,658)	1,543
Net assets at December 31, 2010	$871	$55	$7,054	$4,363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select

Net assets at January 1, 2009	$308	$-	$406	$1,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(2)	23	(17)
Total realized gain (loss) on investments
and capital gains distributions	(124)	1	(13)	(652)
Net unrealized appreciation (depreciation)
of investments	252	100	224	1,708
Net increase (decrease) in net assets from operations	152	99	234	1,039
Changes from principal transactions:
Total unit transactions	91	609	773	74
Increase (decrease) in assets derived from principal
transactions	91	609	773	74
Total increase (decrease)	243	708	1,007	1,113
Net assets at December 31, 2009	551	708	1,413	2,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	-	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)
Net unrealized appreciation (depreciation)
of investments	39	(100)	238	801
Net increase (decrease) in net assets from operations	79	67	331	679
Changes from principal transactions:
Total unit transactions	(128)	(775)	246	(17)
Increase (decrease) in assets derived from principal
transactions	(128)	(775)	246	(17)
Total increase (decrease)	(49)	(708)	577	662
Net assets at December 31, 2010	$502	$-	$1,990	$3,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

Wanger USA
Net assets at January 1, 2009	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(107)
Net unrealized appreciation (depreciation)
of investments	219
Net increase (decrease) in net assets from operations	110
Changes from principal transactions:
Total unit transactions	91
Increase (decrease) in assets derived from principal
transactions	91
Total increase (decrease)	201
Net assets at December 31, 2009	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17
Net unrealized appreciation (depreciation)
of investments	103
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Total unit transactions	260
Increase (decrease) in assets derived from principal
transactions	260
Total increase (decrease)	375
Net assets at December 31, 2010	$807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2010, the Account had 137 investment divisions (the “Divisions”), 34 of which invest in independently managed mutual funds and 103 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2**
  Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares**
  Federated Capital Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Federated Insurance Series (continued):
  Federated Kaufmann Fund II - Primary Shares**
  Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class**
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class*
  ING Retirement Moderate Growth Portfolio - Adviser Class*
  ING Retirement Moderate Portfolio - Adviser Class*
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class**
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S**
ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class**
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S*
  ING Russell™ Large Cap Growth Index Portfolio - Class I*
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I*
  ING Russell™ Large Cap Value Index Portfolio - Class S*
  ING Russell™ Mid Cap Growth Index Portfolio - Class S*

ING Variable Portfolios, Inc. (continued):
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
  Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
  Wanger Advisors Trust:
  Wanger International
  Wanger Select
Wanger USA

* Division added to the list in 2009
** Division added to the list in 2010

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Institutional Class	ING Evergreen Omega Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING U.S. Stock Index Portfolio - Service Class	ING Stock Index Portfolio - Service Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Dow Jones Euro STOXX 50 Index Portfolio - Institutional Class
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Capital Appreciation Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Oppenheimer MidCap Fund/VA

During 2010, the following Divisions were closed to contractowners:

Federated Insurance Series:
      Federated Clover Value Fund II - Primary Shares Federated Equity Income Fund II
      Federated International Equity Fund II Federated Mid Cap Growth Strategies Fund II

ING Investors Trust:
       ING Wells Fargo Small Cap Disciplined Portfolio - Service Class

ING Partners, Inc.:
       ING Baron Asset Portfolio - Service Class

ING Variable Portfolios, Inc.:
       ING Opportunistic Large Cap Portfolio - Class I

Premier VIT:
     Premier VIT OpCap Mid Cap Portfolio - Class I

The following fund had no activity for the year ended December 31, 2010, and was closed:

ING Variable Portfolios, Inc.:
     ING Opportunistic Large Cap Portfolio - Class S

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The following Divisions were available to contractowners during 2010, but did not have any activity as of December 31, 2010:

		American Funds Insurance Series:	ING Partners, Inc. (continued):
		American Funds Insurance Series® Growth-Income	ING Templeton Foreign Equity Portfolio - Service
		Fund - Class 2	Class
		EuroPacific Growth Fund®:	ING Van Kampen Equity and Income Portfolio -
		American Funds EuroPacific Growth Fund® -	Service Class
		Class R-4	ING Variable Funds:
		Fidelity® Variable Insurance Products V:	ING Growth and Income Portfolio - Class S
		Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Growth and Income Portfolio - Adviser Class
		The Growth Fund of America®, Inc.:	Oppenheimer Developing Markets Fund:
		American Funds The Growth Fund of America® -	Oppenheimer Developing Markets Fund - Class A
		Class R-4	Oppenheimer Variable Account Funds:
		ING Investors Trust:	Oppenheimer Strategic Bond Fund/VA
		ING BlackRock Large Cap Growth Portfolio - Service	Pax World Funds Series Trust I:
		Class	Pax World Balanced Fund - Individual Investor
		ING Global Resources Portfolio - Institutional Class	Class
		ING PIMCO High Yield Portfolio - Institutional Class	PIMCO Variable Insurance Trust:
		ING Retirement Moderate Growth Portfolio -	PIMCO VIT Foreign Bond Portfolio (Unhedged) -
		Institutional Class	Administrative Class
		ING U.S. Stock Index Portfolio - Institutional Class	Templeton Income Trust:
		ING Partners, Inc.:	Templeton Global Bond Fund - Class A
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended December 31, 2010 and 2009, were issued.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC

Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual Fund Investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2010.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level  2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2010, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	$4	$-	$-	$ -
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	89	480	209	353
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	7,553	1,546	-	-
Federated Capital Income Fund II	2,572	798	111	326
Federated Clover Value Fund II - Primary Shares	204	7,979	310	2,080
Federated Equity Income Fund II	140	2,320	136	492
Federated Fund for U.S. Government Securities II	232	595	97	397
Federated High Income Bond Fund II - Primary Shares	423	855	487	861
Federated International Equity Fund II	10	1,494	67	291
Federated Kaufmann Fund II - Primary Shares	2,383	525	-	-
Federated Mid Cap Growth Strategies Fund II	33	2,542	78	791
Federated Prime Money Fund II	1,511	1,054	1,305	1,549
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,025	12,340	2,018	11,438
Fidelity® VIP Growth Portfolio - Initial Class	1,119	1,847	309	1,593
Fidelity® VIP High Income Portfolio - Initial Class	15	30	461	396
Fidelity® VIP Overseas Portfolio - Initial Class	1,011	2,036	823	951
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,057	22,093	4,286	20,151
Fidelity® VIP Index 500 Portfolio - Initial Class	1,034	3,982	1,437	4,123
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	40	113	88	98
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,128	1,883	755	690
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,418	12,170	4,550	15,156
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	10,430	19,047	25,841	26,612
ING Investors Trust:
ING American Funds Growth Portfolio	452	4,339	3,078	3,481
ING American Funds Growth-Income Portfolio	532	3,797	1,839	2,690
ING American Funds International Portfolio	682	4,225	4,354	3,439
ING Artio Foreign Portfolio - Service Class	846	3,452	1,800	2,738
ING BlackRock Inflation Protected Bond Portfolio - Institutional
Class	375	77	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	884	3,833	876	3,796
ING Clarion Global Real Estate Portfolio - Institutional Class	658	855	746	433

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service Class	$234	$273	$210	$253
ING Clarion Real Estate Portfolio - Service Class	1,391	1,041	465	277
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,232	3,242	1,196	3,270
ING FMRSM Diversified Mid Cap Portfolio - Service Class	889	467	394	290
ING Franklin Income Portfolio - Service Class	793	1,372	1,529	1,250
ING Franklin Mutual Shares Portfolio - Service Class	233	937	371	399
ING Global Resources Portfolio - Service Class	1,846	3,673	1,894	1,636
ING Janus Contrarian Portfolio - Service Class	916	1,034	1,141	251
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	2,854	1,681	2,238	1,619
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	5,176	2,966	2,522	1,436
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	232	596	128	433
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	176	33	26	10
ING Large Cap Growth Portfolio - Institutional Class	864	1,989	893	1,593
ING Lord Abbett Growth and Income Portfolio - Institutional
Class	304	1,245	208	1,542
ING Lord Abbett Growth and Income Portfolio - Service Class	77	216	130	175
ING Marsico Growth Portfolio - Service Class	384	675	487	549
ING Marsico International Opportunities Portfolio - Service Class	504	1,722	332	1,608
ING MFS Total Return Portfolio - Institutional Class	726	10,461	2,292	10,702
ING MFS Total Return Portfolio - Service Class	189	485	422	427
ING MFS Utilities Portfolio - Service Class	682	659	491	869
ING PIMCO High Yield Portfolio - Service Class	2,115	2,184	2,892	1,105
ING Pioneer Equity Income Portfolio - Institutional Class	528	683	431	1,439
ING Pioneer Fund Portfolio - Institutional Class	2,318	4,165	1,355	2,227
ING Pioneer Mid Cap Value Portfolio - Institutional Class	432	668	297	617
ING Pioneer Mid Cap Value Portfolio - Service Class	298	319	253	341
ING Retirement Growth Portfolio - Adviser Class	395	1,041	5,831	318
ING Retirement Moderate Growth Portfolio - Adviser Class	225	2,097	7,877	342
ING Retirement Moderate Portfolio - Adviser Class	1,123	3,660	9,334	434
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,065	2,926	2,934	2,316
ING T. Rowe Price Equity Income Portfolio - Service Class	988	1,900	2,085	1,488
ING Templeton Global Growth Portfolio - Service Class	84	259	70	134
ING U.S. Stock Index Portfolio - Service Class	192	147	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38	138	175	313
ING Wells Fargo HealthCare Portfolio - Service Class	119	203	96	522
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	193	478	199	88
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	19,116	61,802	26,385	93,406
ING Money Market Portfolio - Class S	387	74	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	$738	$145	$275	$545
ING Baron Asset Portfolio - Service Class	2	339	18	30
ING Baron Small Cap Growth Portfolio - Service Class	390	837	420	730
ING Columbia Small Cap Value Portfolio - Service Class	327	400	41	279
ING Davis New York Venture Portfolio - Service Class	490	618	725	1,017
ING JPMorgan Mid Cap Value Portfolio - Service Class	357	715	231	312
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	717	3,057	458	2,870
ING Oppenheimer Global Portfolio - Initial Class	2,778	14,053	4,431	12,950
ING Oppenheimer Global Strategic Income Portfolio - Initial
Class	7,927	12,246	4,836	11,608
ING Oppenheimer Global Strategic Income Portfolio - Service
Class	4	9	80	7
ING PIMCO Total Return Portfolio - Service Class	4,172	3,897	5,220	1,420
ING Pioneer High Yield Portfolio - Initial Class	4,224	6,076	4,998	5,315
ING Solution 2015 Portfolio - Service Class	424	320	866	421
ING Solution 2025 Portfolio - Service Class	457	318	694	468
ING Solution 2035 Portfolio - Service Class	957	393	926	188
ING Solution 2045 Portfolio - Service Class	352	692	312	110
ING Solution Income Portfolio - Service Class	331	953	849	887
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	1,231	5,911	790	5,050
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,447	5,582	1,804	5,255
ING Templeton Foreign Equity Portfolio - Initial Class	2,201	4,757	1,554	3,827
ING Thornburg Value Portfolio - Initial Class	2,133	3,768	1,604	2,893
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	480	3,121	481	3,119
ING Van Kampen Comstock Portfolio - Service Class	230	459	196	756
ING Van Kampen Equity and Income Portfolio - Initial Class	1,721	12,660	1,922	14,167
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,130	1,458	1,811	2,056
ING Strategic Allocation Growth Portfolio - Class I	512	1,203	1,628	1,894
ING Strategic Allocation Moderate Portfolio - Class I	1,815	1,962	1,819	1,984
ING Variable Funds:
ING Growth and Income Portfolio - Class I	17,723	34,671	13,004	32,475
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	26	134	62	232
ING GET U.S. Core Portfolio - Series 6	355	3,636	646	4,456
ING GET U.S. Core Portfolio - Series 7	355	2,182	264	2,092
ING GET U.S. Core Portfolio - Series 8	181	1,302	222	2,394
ING GET U.S. Core Portfolio - Series 9	139	1,130	183	1,200
ING GET U.S. Core Portfolio - Series 10	120	626	150	1,657

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 11	$142	$1,347	$294	$2,035
ING GET U.S. Core Portfolio - Series 12	398	3,618	572	4,611
ING GET U.S. Core Portfolio - Series 13	348	2,653	656	4,591
ING GET U.S. Core Portfolio - Series 14	438	3,667	786	8,351
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	2,302	2,094	1,629	1,730
ING Euro STOXX 50 Index Portfolio - Institutional Class	32	3	-	-
ING Index Plus LargeCap Portfolio - Class I	4,674	20,079	6,406	15,662
ING Index Plus MidCap Portfolio - Class I	526	1,704	445	1,052
ING Index Plus SmallCap Portfolio - Class I	459	1,081	292	551
ING International Index Portfolio - Class I	1,208	3,098	11,629	1,079
ING International Index Portfolio - Class S	19	10	56	19
ING Opportunistic Large Cap Portfolio - Class I	438	12,891	9,126	1,608
ING Russell™ Large Cap Growth Index Portfolio - Class I	504	4,588	27,255	2,970
ING Russell™ Large Cap Index Portfolio - Class I	2,406	4,947	18,026	1,912
ING Russell™ Large Cap Value Index Portfolio - Class I	1,514	3,013	9,784	1,370
ING Russell™ Large Cap Value Index Portfolio - Class S	209	214	1,470	160
ING Russell™ Mid Cap Growth Index Portfolio - Class S	281	36	109	20
ING Russell™ Mid Cap Index Portfolio - Class I	199	130	92	1
ING Russell™ Small Cap Index Portfolio - Class I	359	138	93	34
ING Small Company Portfolio - Class I	1,784	6,017	1,610	5,101
ING U.S. Bond Index Portfolio - Class I	1,295	690	812	247
ING Variable Products Trust:
ING International Value Portfolio - Class I	173	1,593	461	1,328
ING MidCap Opportunities Portfolio - Class I	1,418	272	126	249
ING MidCap Opportunities Portfolio - Class S	391	693	174	838
ING SmallCap Opportunities Portfolio - Class I	755	348	69	296
ING SmallCap Opportunities Portfolio - Class S	298	425	104	468
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	42	129	98	77
Invesco V.I. Core Equity Fund - Series I Shares	193	317	486	322
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	1	6
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	-	-	-	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	258	319	181	466

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	$1	$8	$2	$3
Oppenheimer Main Street Fund®/VA	3	44	5	34
Oppenheimer Main Street Small Cap Fund®/VA	236	90	102	44
Oppenheimer Small- & Mid-Cap Growth Fund/VA	436	613	294	145
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,492	4,567	5,987	3,809
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,232	1,155	2,845	2,009
Pioneer High Yield VCT Portfolio - Class I	93	196	316	201
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	409	1,184	611	4
Wanger Advisors Trust:
Wanger International	1,039	766	1,449	654
Wanger Select	710	734	1,298	1,241
Wanger USA	362	106	292	202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	290	-	290	-	-	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,380	24,069	(17,689)	14,851	38,693	(23,842)
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	698,991	141,963	557,028	-	-	-
Federated Capital Income Fund II	142,394	42,173	100,221	13	20,716	(20,703)
Federated Clover Value Fund II - Primary Shares	2,899	388,024	(385,125)	799	115,699	(114,900)
Federated Equity Income Fund II	1,299	168,427	(167,128)	420	38,414	(37,994)
Federated Fund for U.S. Government Securities II	6,880	28,772	(21,892)	158	20,472	(20,314)
Federated High Income Bond Fund II - Primary Shares	2,496	33,294	(30,798)	372	43,405	(43,033)
Federated International Equity Fund II	276	99,350	(99,074)	1,020	21,618	(20,598)
Federated Kaufmann Fund II - Primary Shares	221,247	46,291	174,956	-	-	-
Federated Mid Cap Growth Strategies Fund II	871	115,106	(114,235)	744	40,712	(39,968)
Federated Prime Money Fund II	111,832	75,698	36,134	94,937	111,757	(16,820)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	289,457	970,275	(680,818)	273,940	1,141,026	(867,086)
Fidelity® VIP Growth Portfolio - Initial Class	116,977	157,602	(40,625)	84,281	148,777	(64,496)
Fidelity® VIP High Income Portfolio - Initial Class	8,969	11,148	(2,179)	52,727	44,351	8,376
Fidelity® VIP Overseas Portfolio - Initial Class	59,163	119,285	(60,122)	85,872	95,732	(9,860)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	433,266	1,334,176	(900,910)	628,677	1,570,891	(942,214)
Fidelity® VIP Index 500 Portfolio - Initial Class	16,847	180,953	(164,106)	39,274	245,309	(206,035)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,115	6,177	(5,062)	1	4,478	(4,477)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	115,437	159,524	(44,087)	71,984	79,435	(7,451)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	173,770	670,363	(496,593)	123,503	898,954	(775,451)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,144,645	1,890,687	(746,042)	2,092,218	2,358,671	(266,453)
ING Investors Trust:
ING American Funds Growth Portfolio	147,453	486,341	(338,888)	277,156	543,521	(266,365)
ING American Funds Growth-Income Portfolio	97,831	433,819	(335,988)	199,214	425,532	(226,318)
ING American Funds International Portfolio	138,273	401,481	(263,208)	237,516	421,162	(183,646)
ING Artio Foreign Portfolio - Service Class	95,056	349,996	(254,940)	186,825	324,157	(137,332)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	35,269	7,252	28,017	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	181,753	539,064	(357,311)	190,264	625,964	(435,700)
ING Clarion Global Real Estate Portfolio - Institutional Class	86,513	121,479	(34,966)	98,855	68,330	30,525
ING Clarion Global Real Estate Portfolio - Service Class	31,561	44,066	(12,505)	35,469	43,225	(7,756)
ING Clarion Real Estate Portfolio - Service Class	228,750	196,986	31,764	78,663	64,129	14,534
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	210,859	399,335	(188,476)	246,515	523,391	(276,876)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	80,078	52,369	27,709	42,448	32,872	9,576
ING Franklin Income Portfolio - Service Class	77,979	150,930	(72,951)	215,074	210,719	4,355
ING Franklin Mutual Shares Portfolio - Service Class	40,388	115,650	(75,262)	65,643	66,760	(1,117)
ING Global Resources Portfolio - Service Class	244,937	419,898	(174,961)	323,567	296,460	27,107
ING Janus Contrarian Portfolio - Service Class	134,858	157,370	(22,512)	212,435	52,267	160,168
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	209,652	157,191	52,461	232,513	188,745	43,768
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	257,454	184,636	72,818	182,617	128,172	54,445
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	42,412	72,093	(29,681)	25,050	62,483	(37,433)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	13,316	3,097	10,219	2,312	935	1,377
ING Large Cap Growth Portfolio - Institutional Class	104,885	186,793	(81,908)	93,499	159,508	(66,009)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	66,508	169,860	(103,352)	49,183	236,015	(186,832)
ING Lord Abbett Growth and Income Portfolio - Service Class	12,332	27,767	(15,435)	21,080	25,670	(4,590)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	40,566	71,968	(31,402)	74,585	82,980	(8,395)
ING Marsico International Opportunities Portfolio - Service Class	111,257	217,466	(106,209)	53,501	192,342	(138,841)
ING MFS Total Return Portfolio - Institutional Class	234,608	1,089,895	(855,287)	370,074	1,337,672	(967,598)
ING MFS Total Return Portfolio - Service Class	25,429	47,593	(22,164)	35,478	40,175	(4,697)
ING MFS Utilities Portfolio - Service Class	58,828	60,712	(1,884)	52,339	91,416	(39,077)
ING PIMCO High Yield Portfolio - Service Class	139,713	165,323	(25,610)	254,085	105,594	148,491
ING Pioneer Equity Income Portfolio - Institutional Class	72,737	98,172	(25,435)	166,042	340,651	(174,609)
ING Pioneer Fund Portfolio - Institutional Class	231,382	408,843	(177,461)	168,119	272,504	(104,385)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	67,059	92,594	(25,535)	53,856	97,088	(43,232)
ING Pioneer Mid Cap Value Portfolio - Service Class	47,740	50,307	(2,567)	51,790	66,134	(14,344)
ING Retirement Growth Portfolio - Adviser Class	65,215	129,291	(64,076)	633,277	33,374	599,903
ING Retirement Moderate Growth Portfolio - Adviser Class	41,628	226,481	(184,853)	854,517	59,018	795,499
ING Retirement Moderate Portfolio - Adviser Class	205,859	449,115	(243,256)	995,166	79,793	915,373
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	181,228	254,436	(73,208)	324,960	284,558	40,402
ING T. Rowe Price Equity Income Portfolio - Service Class	124,378	201,582	(77,204)	258,791	225,432	33,359
ING Templeton Global Growth Portfolio - Service Class	48,423	69,503	(21,080)	16,116	25,672	(9,556)
ING U.S. Stock Index Portfolio - Service Class	19,078	13,935	5,143	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	11,045	20,088	(9,043)	22,385	37,254	(14,869)
ING Wells Fargo HealthCare Portfolio - Service Class	46,222	53,338	(7,116)	24,224	68,498	(44,274)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	39,046	76,206	(37,160)	31,762	13,261	18,501
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	3,612,313	6,809,933	(3,197,620)	5,713,101	10,634,733	(4,921,632)
ING Money Market Portfolio - Class S	38,861	7,275	31,586	-	-	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	61,699	21,427	40,272	40,359	55,373	(15,014)
ING Baron Asset Portfolio - Service Class	334	40,020	(39,686)	2,824	4,752	(1,928)
ING Baron Small Cap Growth Portfolio - Service Class	50,417	78,768	(28,351)	66,262	97,489	(31,227)
ING Columbia Small Cap Value Portfolio - Service Class	42,006	52,614	(10,608)	22,323	55,869	(33,546)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	82,822	97,897	(15,075)	139,831	164,697	(24,866)
ING JPMorgan Mid Cap Value Portfolio - Service Class	29,300	61,305	(32,005)	66,213	57,313	8,900
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	109,880	317,684	(207,804)	68,170	333,603	(265,433)
ING Oppenheimer Global Portfolio - Initial Class	304,209	1,259,601	(955,392)	361,352	1,528,009	(1,166,657)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	964,257	1,373,171	(408,914)	738,914	1,524,521	(785,607)
ING Oppenheimer Global Strategic Income Portfolio - Service Class	-	620	(620)	8,318	563	7,755
ING PIMCO Total Return Portfolio - Service Class	312,483	318,095	(5,612)	411,921	184,842	227,079
ING Pioneer High Yield Portfolio - Initial Class	379,388	600,756	(221,368)	558,294	690,660	(132,366)
ING Solution 2015 Portfolio - Service Class	39,617	34,828	4,789	85,865	54,725	31,140
ING Solution 2025 Portfolio - Service Class	43,202	32,509	10,693	94,029	76,134	17,895
ING Solution 2035 Portfolio - Service Class	99,332	42,487	56,845	108,568	26,722	81,846
ING Solution 2045 Portfolio - Service Class	37,160	72,055	(34,895)	41,522	18,629	22,893
ING Solution Income Portfolio - Service Class	20,737	77,576	(56,839)	45,268	57,471	(12,203)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	184,164	533,457	(349,293)	221,453	675,726	(454,273)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	103,190	261,068	(157,878)	158,459	310,627	(152,168)
ING Templeton Foreign Equity Portfolio - Initial Class	304,266	649,503	(345,237)	372,466	711,560	(339,094)
ING Thornburg Value Portfolio - Initial Class	165,842	273,917	(108,075)	143,357	276,675	(133,318)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	63,351	291,239	(227,888)	50,284	324,188	(273,904)
ING Van Kampen Comstock Portfolio - Service Class	16,522	34,715	(18,193)	24,019	86,403	(62,384)
ING Van Kampen Equity and Income Portfolio - Initial Class	153,573	1,128,815	(975,242)	277,154	1,577,239	(1,300,085)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	44,515	83,054	(38,539)	84,168	140,161	(55,993)
ING Strategic Allocation Growth Portfolio - Class I	13,738	81,190	(67,452)	35,818	172,862	(137,044)
ING Strategic Allocation Moderate Portfolio - Class I	96,134	123,773	(27,639)	50,859	147,962	(97,103)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,671,662	2,586,747	(915,085)	1,402,356	2,163,221	(760,865)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	12,249	22,950	(10,701)	8,447	28,132	(19,685)
ING GET U.S. Core Portfolio - Series 6	84,099	408,334	(324,235)	48,310	427,379	(379,069)
ING GET U.S. Core Portfolio - Series 7	37,810	219,693	(181,883)	5,681	191,041	(185,360)
ING GET U.S. Core Portfolio - Series 8	9,261	121,291	(112,030)	11,515	230,339	(218,824)
ING GET U.S. Core Portfolio - Series 9	44	97,840	(97,796)	18,353	123,182	(104,829)
ING GET U.S. Core Portfolio - Series 10	141	53,512	(53,371)	8,470	164,985	(156,515)
ING GET U.S. Core Portfolio - Series 11	22,092	141,663	(119,571)	2,059	187,548	(185,489)
ING GET U.S. Core Portfolio - Series 12	29,847	351,555	(321,708)	2,465	425,873	(423,408)
ING GET U.S. Core Portfolio - Series 13	28,701	259,093	(230,392)	60,925	483,678	(422,753)
ING GET U.S. Core Portfolio - Series 14	70,821	404,076	(333,255)	1,106,881	1,906,670	(799,789)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	598,273	545,613	52,660	542,180	541,427	753
ING Euro STOXX 50 Index Portfolio - Institutional Class	3,928	302	3,626	-	-	-
ING Index Plus LargeCap Portfolio - Class I	728,151	2,186,850	(1,458,699)	1,279,906	2,757,182	(1,477,276)
ING Index Plus MidCap Portfolio - Class I	42,515	102,930	(60,415)	57,554	90,970	(33,416)
ING Index Plus SmallCap Portfolio - Class I	42,961	88,565	(45,604)	53,811	73,198	(19,387)
ING International Index Portfolio - Class I	125,044	330,349	(205,305)	1,056,564	102,833	953,731
ING International Index Portfolio - Class S	1,418	821	597	4,775	1,450	3,325
ING Opportunistic Large Cap Portfolio - Class I	20,436	963,690	(943,254)	731,488	122,505	608,983
ING Russell™ Large Cap Growth Index Portfolio - Class I	91,780	421,842	(330,062)	2,724,954	266,795	2,458,159
ING Russell™ Large Cap Index Portfolio - Class I	180,172	412,538	(232,366)	1,737,460	183,155	1,554,305
ING Russell™ Large Cap Value Index Portfolio - Class I	101,766	278,689	(176,923)	925,886	113,716	812,170
ING Russell™ Large Cap Value Index Portfolio - Class S	2,790	15,308	(12,518)	137,754	12,385	125,369
ING Russell™ Mid Cap Growth Index Portfolio - Class S	20,066	5,009	15,057	9,834	1,976	7,858
ING Russell™ Mid Cap Index Portfolio - Class I	19,562	15,869	3,693	16,541	2,210	14,331
ING Russell™ Small Cap Index Portfolio - Class I	33,574	15,063	18,511	13,743	4,745	8,998
ING Small Company Portfolio - Class I	132,154	323,791	(191,637)	166,607	388,193	(221,586)
ING U.S. Bond Index Portfolio - Class I	108,200	53,532	54,668	80,002	26,463	53,539

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	61,222	169,877	(108,655)	51,096	141,564	(90,468)
ING MidCap Opportunities Portfolio - Class I	91,197	16,051	75,146	19,819	33,072	(13,253)
ING MidCap Opportunities Portfolio - Class S	56,680	82,298	(25,618)	43,046	115,337	(72,291)
ING SmallCap Opportunities Portfolio - Class I	78,398	39,447	38,951	13,871	42,808	(28,937)
ING SmallCap Opportunities Portfolio - Class S	66,181	81,934	(15,753)	64,317	120,283	(55,966)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	4,959	14,831	(9,872)	15,047	12,433	2,614
Invesco V.I. Core Equity Fund - Series I Shares	21,358	33,045	(11,687)	75,788	55,158	20,630
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	-	175	(175)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	5	(5)	-	6	(6)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	5	3	2	4	290	(286)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-	56	(56)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	23,853	27,402	(3,549)	52,626	85,669	(33,043)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	344	(344)	-	132	(132)
Oppenheimer Main Street Fund®/VA	17,184	21,456	(4,272)	25	3,800	(3,775)
Oppenheimer Main Street Small Cap Fund®/VA	23,149	11,757	11,392	13,285	7,094	6,191
Oppenheimer Small- & Mid-Cap Growth Fund/VA	50,783	71,559	(20,776)	43,038	22,863	20,175
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	216,671	379,940	(163,269)	475,341	336,948	138,393
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	261,984	156,015	105,969	404,192	291,554	112,638
Pioneer High Yield VCT Portfolio - Class I	9,047	18,859	(9,812)	30,462	25,542	4,920
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	49,724	140,204	(90,480)	93,456	2,976	90,480

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wanger Advisors Trust:
Wanger International	209,869	186,808	23,061	189,878	93,957	95,921
Wanger Select	70,537	74,056	(3,519)	166,783	167,389	(606)
Wanger USA	38,053	19,433	18,620	30,356	21,192	9,164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period:
Non-Qualified V (0.75)	289.658	$13.95	$4,041

Calvert VP SRI Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	1,779.149	$22.98	$40,885
Non-Qualified V (0.75)	16,307.187	24.75	403,603
Non-Qualified VII	34,362.782	12.63	434,002
Non-Qualified VIII	6,339.050	12.88	81,647
Non-Qualified XXIII	167.542	10.37	1,737
	58,955.710		$961,874
Federated Capital Appreciation Fund II - Primary
Shares
Currently payable annuity contracts:	6,438.681	$10.79	$69,473
Contracts in accumulation period:
Non-Qualified VII	550,589.155	11.70	6,441,893
	557,027.836		$6,511,366
Federated Capital Income Fund II
Currently payable annuity contracts:	1,668.697	$19.03	$31,755
Contracts in accumulation period:
Non-Qualified VII	189,919.226	18.59	3,530,598
	191,587.923		$3,562,353
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	66,509.165	$18.95	$1,260,349

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,577.428	$25.41	$40,082
Contracts in accumulation period:
Non-Qualified VII	164,126.727	24.83	4,075,267
	165,704.155		$4,115,349
Federated Kaufmann Fund II - Primary Shares
Contracts in accumulation period:
Non-Qualified VII	174,955.834	$12.21	$2,136,211

Federated Prime Money Fund II
Currently payable annuity contracts:	1,253.159	$9.90	$12,406
Contracts in accumulation period:
Non-Qualified VII	145,919.199	13.34	1,946,562
	147,172.358		$1,958,968

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	157,759.606	$22.00	$3,470,711
Non-Qualified V (0.75)	393,276.421	23.70	9,320,651
Non-Qualified VII	912,127.712	25.89	23,614,986
Non-Qualified VIII	225,371.234	18.88	4,255,009
Non-Qualified IX	14,293.550	21.26	303,881
Non-Qualified X	10,714.228	22.00	235,713
Non-Qualified XII	9,497.869	13.48	128,031
Non-Qualified XIII	560,282.571	12.99	7,278,071
Non-Qualified XIV	853,270.743	12.50	10,665,884
Non-Qualified XV	255,690.953	12.27	3,137,328
Non-Qualified XVI	4,909.683	11.73	57,591
Non-Qualified XIX	22,854.506	11.37	259,856
Non-Qualified XX	3,490.151	14.06	49,072
Non-Qualified XXIII	18,672.123	10.17	189,895
Non-Qualified XXIV	12,806.536	10.28	131,651
	3,455,017.886		$63,098,330
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	142,166.611	$19.26	$2,738,129
Non-Qualified V (0.75)	290,253.157	20.74	6,019,850
Non-Qualified IX	8,108.365	18.61	150,897
Non-Qualified X	1,635.798	19.26	31,505
Non-Qualified XII	11,760.131	12.47	146,649
Non-Qualified XX	6,609.966	14.25	94,192
Non-Qualified XXIII	14,906.089	9.86	146,974
Non-Qualified XXIV	46,674.584	9.97	465,346
	522,114.701		$9,793,542
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	13,851.390	$12.68 to $14.78	$187,405

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	77,854.485	$18.59	$1,447,315
Non-Qualified V (0.75)	158,653.792	20.02	3,176,249
Non-Qualified IX	547.726	17.96	9,837
Non-Qualified X	90.607	18.59	1,684
Non-Qualified XII	2,099.386	13.89	29,160
Non-Qualified XX	4,733.385	16.98	80,373
Non-Qualified XXIII	5,343.641	9.31	49,749
Non-Qualified XXIV	14,330.951	9.41	134,854
	263,653.973		$4,929,221

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	301,881.201	$32.67	$9,862,459
Non-Qualified V (0.75)	752,482.044	35.19	26,479,843
Non-Qualified VII	979,761.512	35.52	34,801,129
Non-Qualified VIII	194,473.959	28.93	5,626,132
Non-Qualified IX	17,633.129	31.57	556,678
Non-Qualified X	10,434.627	32.67	340,899
Non-Qualified XII	49,556.167	19.54	968,328
Non-Qualified XIII	1,003,929.675	18.07	18,141,009
Non-Qualified XIV	1,182,193.372	17.40	20,570,165
Non-Qualified XV	407,335.142	17.08	6,957,284
Non-Qualified XVI	6,266.377	13.52	84,721
Non-Qualified XVIII	410.449	12.90	5,295
Non-Qualified XIX	20,859.271	13.10	273,256
Non-Qualified XX	42,672.996	18.58	792,864
Non-Qualified XXII	2,584.281	11.32	29,254
Non-Qualified XXIII	56,322.174	10.81	608,843
Non-Qualified XXIV	98,083.568	10.93	1,072,053
	5,126,879.944		$127,170,212
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	804,911.613	$23.89	$19,229,338
Non-Qualified VIII	141,782.480	20.26	2,872,513
	946,694.093		$22,101,851
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	42,476.053	$20.43	$867,786

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	36,674.018	$18.80	$689,472
Non-Qualified V (0.75)	123,199.935	19.71	2,428,271
Non-Qualified IX	3,135.325	18.36	57,565
Non-Qualified XII	4,069.531	19.62	79,844
Non-Qualified XX	3,458.741	19.17	66,304
Non-Qualified XXIII	8,319.992	11.50	95,680
	178,857.542		$3,417,136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	870,897.738	$10.04 to $38.49	$23,832,211
Contracts in accumulation period:
Non-Qualified V	558,020.057	28.21	15,741,746
Non-Qualified V (0.75)	313,193.617	30.39	9,517,954
Non-Qualified VI	11,450.583	23.90	273,669
Non-Qualified VII	540,902.329	27.15	14,685,498
Non-Qualified VIII	113,106.733	19.55	2,211,237
Non-Qualified IX	8,529.314	27.26	232,509
Non-Qualified X	86,309.555	29.19	2,519,376
Non-Qualified XI	1,102.336	24.73	27,261
Non-Qualified XII	4,373.710	14.34	62,719
Non-Qualified XIII	369,597.944	13.78	5,093,060
Non-Qualified XIV	322,199.695	13.27	4,275,590
Non-Qualified XV	155,579.668	13.02	2,025,647
Non-Qualified XVI	5,139.910	10.90	56,025
Non-Qualified XVIII	957.475	10.40	9,958
Non-Qualified XIX	3,267.242	10.56	34,502
Non-Qualified XX	4,804.336	13.99	67,213
Non-Qualified XXII	4,727.906	10.69	50,541
Non-Qualified XXIII	27,971.404	10.72	299,853
Non-Qualified XXIV	2,488.399	10.84	26,974
	3,404,619.951		$81,043,543
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	343,179.793	$12.24 to $90.43	$9,214,622
Contracts in accumulation period:
Non-Qualified V	421,242.167	22.41	9,440,037
Non-Qualified V (0.75)	588,933.168	24.13	14,210,957
Non-Qualified VI	2,371.848	20.63	48,931
Non-Qualified VII	767,354.921	21.56	16,544,172
Non-Qualified VIII	228,062.358	18.68	4,260,205
Non-Qualified IX	4,665.502	21.65	101,008
Non-Qualified X	68,530.229	22.87	1,567,286
Non-Qualified XI	655.635	21.05	13,801
Non-Qualified XII	498.139	17.21	8,573
Non-Qualified XIII	1,010,389.285	16.79	16,964,436
Non-Qualified XIV	1,214,589.400	16.17	19,639,911
Non-Qualified XV	459,375.165	15.86	7,285,690
Non-Qualified XVI	37,970.175	15.17	576,008
Non-Qualified XIX	55,772.463	14.70	819,855
Non-Qualified XX	4,096.940	13.71	56,169
Non-Qualified XXII	1,348.971	11.75	15,850
Non-Qualified XXIII	10,297.374	11.35	116,875
Non-Qualified XXIV	15,414.095	11.47	176,800
	5,234,747.628		$101,061,186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Currently payable annuity contracts:	176,208.105	$12.93	$2,278,371
Contracts in accumulation period:
Non-Qualified XIII	246,568.609	12.82	3,161,010
Non-Qualified XIV	333,630.437	12.58	4,197,071
Non-Qualified XV	228,091.880	12.47	2,844,306
Non-Qualified XVI	1,541.372	12.43	19,159
Non-Qualified XIX	2,087.181	12.20	25,464
	988,127.584		$12,525,381
ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	165,807.667	$11.13	$1,845,439
Contracts in accumulation period:
Non-Qualified XIII	251,772.280	11.05	2,782,084
Non-Qualified XIV	322,683.302	10.84	3,497,887
Non-Qualified XV	178,472.129	10.74	1,916,791
Non-Qualified XIX	6,944.167	10.51	72,983
	925,679.545		$10,115,184
ING American Funds International Portfolio
Currently payable annuity contracts:	135,478.851	$15.04	$2,037,602
Contracts in accumulation period:
Non-Qualified XIII	232,632.035	14.96	3,480,175
Non-Qualified XIV	338,482.369	14.68	4,968,921
Non-Qualified XV	199,692.415	14.54	2,903,528
Non-Qualified XVI	2,035.798	14.50	29,519
Non-Qualified XIX	1,376.079	14.23	19,582
	909,697.547		$13,439,327
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,603.775	$13.62	$171,663
Non-Qualified V (0.75)	211,831.874	14.08	2,982,593
Non-Qualified XIII	76,904.383	8.82	678,297
Non-Qualified XIV	79,222.086	8.69	688,440
Non-Qualified XV	21,923.219	8.63	189,197
Non-Qualified XVI	517.614	8.61	4,457
Non-Qualified XIX	671.975	8.49	5,705
Non-Qualified XX	664.500	13.90	9,237
Non-Qualified XXIII	4,920.714	8.36	41,137
	409,260.140		$4,770,726
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
Contracts in accumulation period:
ING Select Opportunities	28,016.701	$10.61	$297,257

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	225,220.818	$8.53 to $8.67	$1,921,450
Contracts in accumulation period:
Non-Qualified V	136,293.330	9.08	1,237,543
Non-Qualified V (0.75)	226,391.547	9.25	2,094,122
Non-Qualified VII	664,773.601	8.48	5,637,280
Non-Qualified VIII	74,876.660	8.53	638,698
Non-Qualified IX	5,090.389	8.99	45,763
Non-Qualified X	8,560.517	9.08	77,729
Non-Qualified XII	4,129.725	9.23	38,117
Non-Qualified XIII	498,162.648	8.63	4,299,144
Non-Qualified XIV	690,111.726	8.53	5,886,653
Non-Qualified XV	261,337.233	8.48	2,216,140
Non-Qualified XVI	1,925.172	8.47	16,306
Non-Qualified XVIII	319.892	8.33	2,665
Non-Qualified XIX	1,320.272	8.37	11,051
Non-Qualified XX	888.631	9.18	8,158
Non-Qualified XXIII	7,266.049	10.46	76,003
Non-Qualified XXIV	2,233.131	10.58	23,627
	2,808,901.341		$24,230,449
ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	10,520.833	$10.17	$106,997
Non-Qualified V (0.75)	129,967.820	10.29	1,337,369
Non-Qualified IX	2,301.049	10.11	23,264
Non-Qualified XII	14,623.213	10.27	150,180
Non-Qualified XXIII	111.427	10.30	1,148
	157,524.342		$1,618,958
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	53,734.224	$11.08	$595,375
Non-Qualified XIV	36,542.211	10.93	399,406
Non-Qualified XV	13,867.080	10.85	150,458
	104,143.515		$1,145,239
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,965.769	$10.29	$287,768
Non-Qualified V (0.75)	176,443.133	10.53	1,857,946
Non-Qualified IX	8,734.547	10.17	88,830
Non-Qualified XII	3,425.344	10.51	36,000
Non-Qualified XX	1,752.105	10.43	18,274
Non-Qualified XXII	337.180	10.08	3,399
Non-Qualified XXIII	922.049	11.03	10,170
	219,580.127		$2,302,387

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	180,961.258	$11.88	$2,149,820
Contracts in accumulation period:
Non-Qualified VII	416,049.461	11.71	4,871,939
Non-Qualified VIII	110,200.103	11.80	1,300,361
Non-Qualified XIII	329,052.875	11.96	3,935,472
Non-Qualified XIV	361,487.067	11.79	4,261,933
Non-Qualified XV	144,533.960	11.71	1,692,493
Non-Qualified XVI	3,822.414	11.68	44,646
Non-Qualified XVIII	195.059	11.44	2,231
Non-Qualified XIX	1,693.681	11.52	19,511
	1,547,995.878		$18,278,406
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	10,986.143	$15.47	$169,956
Non-Qualified V (0.75)	90,700.075	15.92	1,443,945
Non-Qualified IX	7,114.046	15.25	108,489
Non-Qualified XII	1,885.008	15.87	29,915
Non-Qualified XX	13,199.639	15.74	207,762
Non-Qualified XXIII	4,011.585	11.79	47,297
	127,896.496		$2,007,364
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	150,126.543	$11.42	$1,714,445
Non-Qualified XIV	138,963.377	11.26	1,564,728
Non-Qualified XV	90,854.986	11.18	1,015,759
Non-Qualified XIX	1,115.305	11.00	12,268
	381,060.211		$4,307,200
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	76,945.721	$10.18	$783,307
Non-Qualified XIV	62,710.584	10.06	630,868
Non-Qualified XV	37,826.093	10.01	378,639
Non-Qualified XVI	484.166	9.99	4,837
Non-Qualified XIX	3,376.486	9.88	33,360
	181,343.050		$1,831,011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	101,027.686	$12.79	$1,292,144
Non-Qualified V (0.75)	299,898.172	13.06	3,916,670
Non-Qualified VII	37,365.720	13.41	501,074
Non-Qualified IX	4,373.118	12.66	55,364
Non-Qualified X	2,442.745	12.79	31,243
Non-Qualified XII	12,698.962	13.04	165,594
Non-Qualified XIII	81,161.267	12.61	1,023,444
Non-Qualified XIV	64,017.195	12.43	795,734
Non-Qualified XV	25,628.000	12.34	316,250
Non-Qualified XIX	774.979	12.14	9,408
Non-Qualified XX	784.987	12.95	10,166
Non-Qualified XXIII	13,405.099	10.22	137,000
	643,577.930		$8,254,091
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,622.957	$8.09	$13,130
Non-Qualified V (0.75)	155,558.967	8.19	1,274,028
Non-Qualified IX	617.946	8.03	4,962
Non-Qualified XII	4,770.192	8.18	39,020
Non-Qualified XX	324.529	8.15	2,645
Non-Qualified XXIII	684.208	9.36	6,404
	163,578.799		$1,340,189
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	204,825.356	$19.59	$4,012,529
Non-Qualified VIII	24,928.898	19.74	492,096
Non-Qualified XIII	105,075.581	15.46	1,624,468
Non-Qualified XIV	105,703.359	15.25	1,611,976
Non-Qualified XV	32,247.674	15.14	488,230
Non-Qualified XVI	1,300.020	15.10	19,630
Non-Qualified XIX	409.807	14.89	6,102
	474,490.695		$8,255,031
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37,520.606	$23.81	$893,366
Non-Qualified V (0.75)	409,680.741	24.50	10,037,178
Non-Qualified IX	11,138.767	23.48	261,538
Non-Qualified XII	2,531.863	24.43	61,853
Non-Qualified XX	6,960.448	24.22	168,582
Non-Qualified XXIII	8,199.792	11.96	98,070
	476,032.217		$11,520,587

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	56,578.948	$14.30	$809,079
Non-Qualified XIV	69,828.964	14.06	981,795
Non-Qualified XV	20,071.732	13.94	279,800
Non-Qualified XVI	371.898	13.90	5,169
Non-Qualified XIX	1,277.699	13.66	17,453
	148,129.241		$2,093,296
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,700.101	$13.75	$64,626
Non-Qualified V (0.75)	18,124.032	14.15	256,455
Non-Qualified XII	19.273	14.11	272
Non-Qualified XXIII	209.032	11.72	2,450
	23,052.438		$323,803
ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	71,711.924	$13.73 to $14.30	$1,025,330
Contracts in accumulation period:
Non-Qualified VII	216,085.101	13.35	2,884,736
Non-Qualified VIII	1,738.415	13.46	23,399
Non-Qualified XIII	119,805.885	15.26	1,828,238
Non-Qualified XIV	141,270.532	15.00	2,119,058
Non-Qualified XV	74,510.274	14.87	1,107,968
Non-Qualified XIX	37.979	14.57	553
	625,160.110		$8,989,282
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified V	53,071.093	$9.53	$505,768
Non-Qualified V (0.75)	204,546.491	9.76	1,996,374
Non-Qualified IX	4,763.303	9.42	44,870
Non-Qualified XII	7,914.658	9.73	77,010
Non-Qualified XX	2,317.116	9.67	22,407
Non-Qualified XXIII	5,558.760	10.55	58,645
	278,171.421		$2,705,074
ING Lord Abbett Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	9,532.245	$9.57	$91,224
Non-Qualified XIV	25,611.115	9.44	241,769
Non-Qualified XV	10,578.872	9.37	99,124
	45,722.232		$432,117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,826.382	$11.82	$269,808
Non-Qualified V (0.75)	64,731.917	12.16	787,140
Non-Qualified XII	1,827.508	12.13	22,168
Non-Qualified IX	2,486.582	11.66	28,994
Non-Qualified XIII	7,228.145	10.25	74,088
Non-Qualified XIV	24,816.295	10.11	250,893
Non-Qualified XV	8,945.019	10.04	89,808
	132,861.848		$1,522,899
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,228.174	$13.80	$223,949
Non-Qualified V (0.75)	65,388.837	14.20	928,521
Non-Qualified VII	136,646.880	9.63	1,315,909
Non-Qualified VIII	6,149.338	9.70	59,649
Non-Qualified IX	2,849.192	13.61	38,778
Non-Qualified XII	3,741.362	14.16	52,978
Non-Qualified XIII	44,882.377	14.04	630,149
Non-Qualified XIV	82,387.022	13.80	1,136,941
Non-Qualified XV	19,311.111	13.68	264,176
Non-Qualified XVI	1,160.453	13.64	15,829
Non-Qualified XX	328.978	14.04	4,619
Non-Qualified XXIII	3,054.485	9.30	28,407
	382,128.209		$4,699,905
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	866,175.197	$11.51	$9,969,677
Non-Qualified VIII	230,845.357	11.61	2,680,115
Non-Qualified XIII	822,341.570	11.82	9,720,077
Non-Qualified XIV	1,132,920.201	11.61	13,153,204
Non-Qualified XV	432,593.164	11.51	4,979,147
Non-Qualified XVI	15,021.527	11.48	172,447
Non-Qualified XVIII	146.544	11.18	1,638
Non-Qualified XIX	11,863.696	11.28	133,822
	3,511,907.256		$40,810,127
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,172.581	$13.85	$57,790
Non-Qualified V (0.75)	62,984.287	14.39	906,344
Non-Qualified IX	681.404	14.15	9,642
Non-Qualified XII	7,543.225	14.33	108,094
Non-Qualified XX	673.646	14.17	9,546
	76,055.143		$1,091,416

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,342.225	$16.79	$543,026
Non-Qualified V (0.75)	100,131.678	17.28	1,730,275
Non-Qualified IX	2,056.472	16.56	34,055
Non-Qualified XII	1,112.938	17.23	19,176
Non-Qualified XX	7,892.662	17.08	134,807
Non-Qualified XXIII	2,622.837	10.36	27,173
	146,158.812		$2,488,512
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,046.006	$14.59	$263,291
Non-Qualified V (0.75)	114,611.232	15.01	1,720,315
Non-Qualified VII	167,220.849	14.51	2,426,375
Non-Qualified VIII	11,229.535	14.64	164,400
Non-Qualified IX	6,708.603	14.39	96,537
Non-Qualified XII	598.023	14.97	8,952
Non-Qualified XX	1,528.474	14.84	22,683
Non-Qualified XXII	931.371	13.84	12,890
Non-Qualified XXIII	825.406	13.47	11,118
	321,699.499		$4,726,561
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	65,010.128	$8.25	$536,334
Non-Qualified V (0.75)	235,950.925	8.44	1,991,426
Non-Qualified IX	3,841.467	8.15	31,308
Non-Qualified XII	10,267.879	8.42	86,456
Non-Qualified XX	6,330.924	8.37	52,990
Non-Qualified XXIII	4,825.454	10.22	49,316
Non-Qualified XXIV	66,037.852	10.33	682,171
	392,264.629		$3,430,001
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	246,389.880	$10.74 to $12.05	$2,967,086
Contracts in accumulation period:
Non-Qualified V	3,610.595	10.23	36,936
Non-Qualified V (0.75)	28,538.999	10.48	299,089
Non-Qualified XIII	172,868.836	12.26	2,119,372
Non-Qualified XIV	285,980.149	12.05	3,446,061
Non-Qualified XV	168,451.397	11.94	2,011,310
Non-Qualified XIX	2,104.081	11.71	24,639
	907,943.937		$10,904,493

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	30,257.842	$10.60	$320,733
Non-Qualified V (0.75)	173,595.042	10.85	1,883,506
Non-Qualified IX	10,428.555	10.48	109,291
Non-Qualified XII	24,928.691	10.83	269,978
Non-Qualified XX	8,070.461	10.75	86,757
Non-Qualified XXIII	11,471.010	10.90	125,034
	258,751.601		$2,795,299
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,790.413	$10.60	$294,578
Non-Qualified XIV	29,095.332	10.45	304,046
Non-Qualified XV	17,637.502	10.38	183,077
Non-Qualified XVI	3,509.820	10.35	36,327
Non-Qualified XIX	1,240.597	10.21	12,666
	79,273.664		$830,694
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	158,076.352	$10.37	$1,639,252
Non-Qualified XIV	229,143.552	10.33	2,367,053
Non-Qualified XV	148,607.137	10.31	1,532,140
	535,827.041		$5,538,445
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified XIII	180,398.203	$10.60	$1,912,221
Non-Qualified XIV	299,651.377	10.56	3,164,319
Non-Qualified XV	130,596.229	10.54	1,376,484
	610,645.809		$6,453,024
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	173,061.574	$10.71	$1,853,489
Non-Qualified XIV	282,461.157	10.67	3,013,861
Non-Qualified XV	216,594.479	10.65	2,306,731
	672,117.210		$7,174,081
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	162,862.806	$13.54	$2,205,162
Non-Qualified V (0.75)	567,049.192	13.93	7,898,995
Non-Qualified IX	25,321.470	13.35	338,042
Non-Qualified XII	17,946.009	13.89	249,270
Non-Qualified XX	53,651.263	13.77	738,778
Non-Qualified XXIII	1,203.100	11.38	13,691
	828,033.840		$11,443,938

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	47,792.015	$15.10	$721,659
Non-Qualified V (0.75)	197,441.813	15.69	3,097,862
Non-Qualified IX	1,783.249	15.76	28,104
Non-Qualified XIII	31,791.976	10.15	322,689
Non-Qualified XIV	98,124.063	10.01	982,222
Non-Qualified XV	27,363.277	9.94	271,991
Non-Qualified XVI	4,690.826	9.91	46,486
Non-Qualified XIX	873.045	9.77	8,530
Non-Qualified XX	16,002.476	15.45	247,238
Non-Qualified XXII	2,814.801	10.30	28,992
Non-Qualified XXIII	3,280.511	10.64	34,905
	431,958.052		$5,790,678
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	9,998.802	$9.45	$94,489
Non-Qualified XIV	18,363.613	9.32	171,149
Non-Qualified XV	6,632.502	9.25	61,351
	34,994.917		$326,989
ING U.S. Stock Index Portfolio - Service Class
Contracts in accumulation period:
ING Select Opportunities	5,143.430	$11.67	$60,024

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	13,944.450	$11.66	$162,592
Non-Qualified V (0.75)	52,497.462	12.00	629,970
Non-Qualified IX	3,604.957	11.50	41,457
Non-Qualified XXIII	2,165.079	10.70	23,166
	72,211.948		$857,185
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,282.992	$11.92	$51,053
Non-Qualified V (0.75)	12,099.110	12.27	148,456
Non-Qualified XII	301.808	12.23	3,691
Non-Qualified XX	850.787	12.13	10,320
Non-Qualified XXIII	4.294	9.78	42
	17,538.991		$213,562

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	387,870.829	$10.97 to $12.72	$4,914,446
Contracts in accumulation period:
Non-Qualified V	228,952.584	15.10	3,457,184
Non-Qualified V (0.75)	593,086.860	16.27	9,649,523
Non-Qualified VI	3,372.954	14.85	50,088
Non-Qualified VII	1,617,851.214	14.69	23,766,234
Non-Qualified VIII	286,508.583	13.53	3,876,461
Non-Qualified IX	4,750.717	14.59	69,313
Non-Qualified X	55,687.203	15.10	840,877
Non-Qualified XII	40,070.250	13.13	526,122
Non-Qualified XIII	1,343,088.578	12.84	17,245,257
Non-Qualified XIV	1,898,932.253	12.37	23,489,792
Non-Qualified XV	727,178.041	12.14	8,827,941
Non-Qualified XVI	14,212.518	11.07	157,333
Non-Qualified XVIII	602.947	10.56	6,367
Non-Qualified XIX	52,039.164	10.73	558,380
Non-Qualified XX	3,390.499	11.11	37,668
Non-Qualified XXII	180.062	10.65	1,918
Non-Qualified XXIII	6,809.945	9.97	67,895
Non-Qualified XXIV	12,747.950	10.09	128,627
	7,277,333.151		$97,671,426
ING Money Market Portfolio - Class S
Contracts in accumulation period:
ING Select Opportunities	31,585.751	$9.91	$313,015

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	15,490.990	$17.67	$273,726
Non-Qualified V (0.75)	76,358.687	18.46	1,409,581
Non-Qualified XII	3,544.903	18.38	65,155
Non-Qualified XX	4,178.298	20.82	86,992
Non-Qualified XXIV	31,399.019	13.00	408,187
	130,971.897		$2,243,641
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,644.946	$17.70	$577,816
Non-Qualified V (0.75)	107,362.437	18.49	1,985,131
Non-Qualified IX	748.995	17.32	12,973
Non-Qualified XII	8,733.894	18.41	160,791
Non-Qualified XIII	25,020.253	10.38	259,710
Non-Qualified XIV	36,666.307	10.23	375,096
Non-Qualified XV	15,814.203	10.16	160,672
Non-Qualified XVI	1,512.928	10.14	15,341
Non-Qualified XIX	456.072	9.99	4,556
Non-Qualified XX	3,921.741	20.21	79,258
Non-Qualified XXIII	5,834.683	11.72	68,382
	238,716.459		$3,699,726

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,062.950	$10.15	$10,789
Non-Qualified V (0.75)	34,190.235	10.39	355,237
Non-Qualified XIII	10,618.187	10.29	109,261
Non-Qualified XIV	17,065.897	10.15	173,219
Non-Qualified XV	6,946.082	10.08	70,017
	69,883.351		$718,523
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,040.093	$11.68	$140,628
Non-Qualified V (0.75)	85,338.285	12.20	1,041,127
Non-Qualified IX	112.602	11.15	1,256
Non-Qualified XIII	24,828.032	9.87	245,053
Non-Qualified XIV	75,470.070	9.73	734,324
Non-Qualified XV	39,525.835	9.66	381,820
Non-Qualified XVI	1,084.603	9.64	10,456
Non-Qualified XX	3.350	14.34	48
Non-Qualified XXII	2,708.713	9.98	27,033
Non-Qualified XXIII	3,697.694	10.36	38,308
	244,809.277		$2,620,053
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,074.548	$17.41	$541,008
Non-Qualified V (0.75)	39,116.722	18.19	711,533
Non-Qualified IX	2,243.593	17.04	38,231
Non-Qualified XII	489.410	18.11	8,863
Non-Qualified XX	7,408.539	20.12	149,060
Non-Qualified XXIII	3,478.371	11.47	39,897
Non-Qualified XXIV	22,108.438	11.60	256,458
	105,919.621		$1,745,050
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	79,682.148	$10.85 to $11.82	$868,558
Contracts in accumulation period:
Non-Qualified V	145,187.032	16.01	2,324,444
Non-Qualified V (0.75)	125,085.771	17.24	2,156,479
Non-Qualified VII	634,717.193	15.15	9,615,965
Non-Qualified VIII	93,320.600	10.47	977,067
Non-Qualified IX	3,982.074	15.47	61,603
Non-Qualified X	4,560.676	16.01	73,016
Non-Qualified XII	3,259.849	9.39	30,610
Non-Qualified XIII	162,609.231	8.83	1,435,840
Non-Qualified XIV	252,561.613	8.50	2,146,774
Non-Qualified XV	74,811.910	8.34	623,931
Non-Qualified XVI	1,759.842	5.84	10,277
Non-Qualified XVIII	312.557	5.57	1,741
Non-Qualified XX	1,106.770	15.59	17,255

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class (continued)
Non-Qualified XXIII	16,628.979	$11.18	$185,912
Non-Qualified XXIV	339.019	11.30	3,831
	1,599,925.264		$20,533,303
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	235,981.097	$13.28 to $13.40	$3,133,861
Contracts in accumulation period:
Non-Qualified V	465,820.271	13.31	6,200,068
Non-Qualified V (0.75)	1,195,014.196	13.70	16,371,694
Non-Qualified VII	2,403,245.564	13.60	32,684,140
Non-Qualified VIII	353,938.906	13.72	4,856,042
Non-Qualified IX	19,994.336	13.11	262,126
Non-Qualified X	17,606.671	13.31	234,345
Non-Qualified XII	10,975.989	13.66	149,932
Non-Qualified XIII	830,843.309	13.96	11,598,573
Non-Qualified XIV	827,568.682	13.72	11,354,242
Non-Qualified XV	261,515.304	13.60	3,556,608
Non-Qualified XVI	3,411.951	13.56	46,266
Non-Qualified XVIII	353.305	13.21	4,667
Non-Qualified XIX	2,123.847	13.33	28,311
Non-Qualified XX	22,363.083	13.54	302,796
Non-Qualified XXIII	65,367.524	11.18	730,809
Non-Qualified XXIV	53,593.025	11.30	605,601
	6,769,717.060		$92,120,081
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
Currently payable annuity contracts:	233,688.587	$12.61 to $13.70	$3,119,436
Contracts in accumulation period:
Non-Qualified V	212,251.070	13.20	2,801,714
Non-Qualified V (0.75)	416,413.813	13.59	5,659,064
Non-Qualified VII	794,051.536	13.21	10,489,421
Non-Qualified VIII	185,064.953	13.33	2,466,916
Non-Qualified IX	428.893	13.00	5,576
Non-Qualified X	9,958.126	13.20	131,447
Non-Qualified XII	3,102.987	13.55	42,045
Non-Qualified XIII	512,491.259	13.56	6,949,381
Non-Qualified XIV	645,725.668	13.33	8,607,523
Non-Qualified XV	269,914.494	13.21	3,565,570
Non-Qualified XVI	10,472.822	13.17	137,927
Non-Qualified XIX	11,422.589	12.95	147,923
Non-Qualified XX	14,791.874	13.43	198,655
Non-Qualified XXIII	10,311.031	11.57	119,299
Non-Qualified XXIV	14,204.059	11.70	166,187
	3,344,293.761		$44,608,084
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Currently payable annuity contracts	8,760.202	$13.09	$114,671

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	146,529.269	$14.78	$2,165,703
Non-Qualified V (0.75)	788,362.618	15.44	12,172,319
Non-Qualified IX	31,004.118	14.46	448,320
Non-Qualified XII	4,879.906	15.37	75,004
Non-Qualified XX	7,849.480	14.83	116,408
Non-Qualified XXII	1,559.210	13.08	20,394
Non-Qualified XXIII	17,119.425	11.90	203,721
	997,304.026		$15,201,869
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	152,136.217	$14.15	$2,152,727
Contracts in accumulation period:
Non-Qualified V	18,148.606	14.99	272,048
Non-Qualified V (0.75)	62,135.849	15.34	953,164
Non-Qualified VII	371,493.213	13.99	5,197,190
Non-Qualified VIII	77,459.835	14.04	1,087,536
Non-Qualified XII	989.544	15.31	15,150
Non-Qualified XIII	214,261.975	14.14	3,029,664
Non-Qualified XIV	365,168.145	14.04	5,126,961
Non-Qualified XV	116,686.820	13.99	1,632,449
Non-Qualified XVI	3,541.989	13.97	49,482
Non-Qualified XVIII	314.386	13.82	4,345
Non-Qualified XIX	7,597.444	13.87	105,377
Non-Qualified XX	2,107.452	15.20	32,033
Non-Qualified XXIII	176.459	14.24	2,513
	1,392,217.934		$19,660,639
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,507.309	$11.57	$445,530
Non-Qualified V (0.75)	242,892.288	11.90	2,890,418
Non-Qualified IX	10,635.299	11.41	121,349
Non-Qualified XXIII	23,647.619	10.63	251,374
	315,682.515		$3,708,671
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,332.917	$11.43	$106,675
Non-Qualified V (0.75)	103,406.787	11.75	1,215,030
Non-Qualified IX	10,776.143	11.26	121,339
Non-Qualified XX	2,153.728	11.62	25,026
Non-Qualified XXIII	74,277.382	10.48	778,427
Non-Qualified XXIV	14,819.865	10.60	157,091
	214,766.822		$2,403,588

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,024.353	$11.57	$196,972
Non-Qualified V (0.75)	112,510.668	11.90	1,338,877
Non-Qualified XXIII	159,972.641	10.44	1,670,114
Non-Qualified XXIV	6,194.916	10.56	65,418
	295,702.578		$3,271,381
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,915.789	$11.59	$126,514
Non-Qualified V (0.75)	19,721.071	11.92	235,075
Non-Qualified IX	238.179	11.43	2,722
Non-Qualified XX	405.237	11.79	4,778
Non-Qualified XXIII	44,247.800	10.25	453,540
Non-Qualified XXIV	11,315.084	10.36	117,224
	86,843.160		$939,853
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,127.968	$11.71	$13,208
Non-Qualified V (0.75)	56,706.513	12.04	682,746
Non-Qualified XXIII	16,626.340	10.98	182,557
	74,460.821		$878,511
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	413,503.493	$13.79	$5,702,213
Non-Qualified V (0.75)	499,361.037	14.20	7,090,927
Non-Qualified VII	790,011.674	14.41	11,384,068
Non-Qualified VIII	131,603.189	14.54	1,913,510
Non-Qualified IX	12,549.385	13.59	170,546
Non-Qualified X	12,052.772	13.79	166,208
Non-Qualified XII	11,430.588	14.16	161,857
Non-Qualified XIII	648,915.698	14.79	9,597,463
Non-Qualified XIV	551,655.095	14.54	8,021,065
Non-Qualified XV	237,417.670	14.41	3,421,189
Non-Qualified XVI	754.469	14.37	10,842
Non-Qualified XVIII	164.478	14.00	2,303
Non-Qualified XIX	1,279.033	14.13	18,073
Non-Qualified XX	6,324.361	14.04	88,794
Non-Qualified XXII	2,261.236	13.11	29,645
Non-Qualified XXIII	44,062.837	11.70	515,535
Non-Qualified XXIV	11,409.412	11.83	134,973
	3,374,756.427		$48,429,211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	266,974.288	$12.54 to $16.11	$4,283,725
Contracts in accumulation period:
Non-Qualified V	96,633.465	24.18	2,336,597
Non-Qualified V (0.75)	174,883.797	26.05	4,555,723
Non-Qualified VII	612,776.876	30.17	18,487,478
Non-Qualified VIII	74,533.475	22.21	1,655,388
Non-Qualified IX	5,417.967	23.37	126,618
Non-Qualified X	12,197.921	24.18	294,946
Non-Qualified XII	3,989.126	15.36	61,273
Non-Qualified XX	3,072.306	16.66	51,185
Non-Qualified XXIII	23,352.288	10.93	255,241
Non-Qualified XXIV	29,164.230	11.06	322,556
	1,302,995.739		$32,430,730
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	167,021.331	$8.75 to $8.86	$1,462,179
Contracts in accumulation period:
Non-Qualified V	373,837.915	8.82	3,297,250
Non-Qualified V (0.75)	325,900.672	8.94	2,913,552
Non-Qualified VII	217,454.140	8.73	1,898,375
Non-Qualified VIII	43,189.779	8.77	378,774
Non-Qualified IX	9,926.646	8.76	86,957
Non-Qualified X	4,565.176	8.82	40,265
Non-Qualified XII	2,512.003	8.93	22,432
Non-Qualified XIII	383,082.299	8.84	3,386,448
Non-Qualified XIV	520,350.926	8.77	4,563,478
Non-Qualified XV	153,898.719	8.73	1,343,536
Non-Qualified XVI	249.179	8.72	2,173
Non-Qualified XVIII	109.037	8.61	939
Non-Qualified XIX	4,807.503	8.65	41,585
Non-Qualified XX	1,269.467	8.89	11,286
Non-Qualified XXIII	10,580.218	9.84	104,109
Non-Qualified XXIV	8,167.041	9.95	81,262
	2,226,922.051		$19,634,600
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	139,971.234	$12.29 to $18.46	$2,568,869
Contracts in accumulation period:
Non-Qualified V	82,310.247	30.29	2,493,177
Non-Qualified V (0.75)	62,861.563	32.62	2,050,544
Non-Qualified VII	193,073.973	14.11	2,724,274
Non-Qualified VIII	41,482.447	14.39	596,932
Non-Qualified IX	2,900.867	29.27	84,908
Non-Qualified X	3,332.697	30.29	100,947
Non-Qualified XIII	245,551.209	11.97	2,939,248
Non-Qualified XIV	233,145.460	11.53	2,688,167
Non-Qualified XV	72,538.306	11.31	820,408
Non-Qualified XVI	3,709.039	7.14	26,483
Non-Qualified XIX	3,582.052	6.92	24,788

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Non-Qualified XX	375.587	$15.48	$5,814
Non-Qualified XXIII	7,628.814	11.42	87,121
	1,092,463.495		$17,211,680
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	137,853.183	$15.35	$2,116,046
Non-Qualified V (0.75)	109,258.270	16.53	1,806,039
Non-Qualified VI	13,516.028	13.06	176,519
Non-Qualified VII	443,216.769	14.91	6,608,362
Non-Qualified VIII	68,857.295	10.43	718,182
Non-Qualified IX	9,183.032	14.83	136,184
Non-Qualified X	46,077.388	15.35	707,288
Non-Qualified XI	2,386.933	13.06	31,173
Non-Qualified XIII	119,293.837	10.39	1,239,463
Non-Qualified XIV	159,603.824	10.00	1,596,038
Non-Qualified XV	57,019.386	9.82	559,930
Non-Qualified XVI	1,527.394	7.33	11,196
Non-Qualified XIX	62.544	7.10	444
Non-Qualified XX	243.954	14.31	3,491
Non-Qualified XXIII	5,821.016	10.21	59,433
	1,173,920.853		$15,769,788
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,555.223	$12.53	$82,137
Non-Qualified V (0.75)	55,406.304	13.09	725,269
Non-Qualified IX	1,259.338	12.26	15,439
Non-Qualified XX	4,574.821	14.90	68,165
Non-Qualified XXIII	4,214.772	10.81	45,562
	72,010.458		$936,572
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	267,661.517	$12.37	$3,310,973
Non-Qualified V (0.75)	453,916.516	12.74	5,782,896
Non-Qualified VII	1,177,287.488	12.49	14,704,321
Non-Qualified VIII	287,588.351	12.60	3,623,613
Non-Qualified IX	4,865.241	12.19	59,307
Non-Qualified X	3,934.788	12.37	48,673
Non-Qualified XII	428.891	12.70	5,447
Non-Qualified XIII	1,051,195.956	12.82	13,476,332
Non-Qualified XIV	1,179,640.670	12.60	14,863,472
Non-Qualified XV	413,204.657	12.49	5,160,926
Non-Qualified XVI	7,655.394	12.45	95,310
Non-Qualified XIX	7,548.431	12.24	92,393
Non-Qualified XX	13,006.963	12.59	163,758
Non-Qualified XXIII	4,565.325	11.40	52,045
Non-Qualified XXIV	34,284.002	11.53	395,295
	4,906,784.190		$61,834,761

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	150,348.030	$16.39	$2,464,204
Contracts in accumulation period:
Non-Qualified V	16,258.326	18.55	301,592
Non-Qualified V (0.75)	44,516.217	19.98	889,434
Non-Qualified VII	220,514.466	18.10	3,991,312
Non-Qualified VIII	71,712.062	17.18	1,232,013
Non-Qualified IX	847.207	17.92	15,182
Non-Qualified XXIII	1,090.831	10.71	11,683
	505,287.139		$8,905,420
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	112,533.305	$9.28 to $12.93	$1,441,947
Contracts in accumulation period:
Non-Qualified V	32,561.289	18.83	613,129
Non-Qualified V (0.75)	120,592.227	20.28	2,445,610
Non-Qualified VII	176,467.178	18.37	3,241,702
Non-Qualified VIII	39,487.821	16.62	656,288
Non-Qualified IX	2,815.342	18.19	51,211
Non-Qualified X	3,999.393	19.74	78,948
Non-Qualified XX	4,515.963	13.92	62,862
Non-Qualified XXIII	13,180.523	10.24	134,969
Non-Qualified XXIV	98.474	10.36	1,020
	506,251.515		$8,727,686
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	208,811.588	$9.94 to $13.22	$2,754,749
Contracts in accumulation period:
Non-Qualified V	38,888.396	18.56	721,769
Non-Qualified V (0.75)	39,292.606	19.99	785,459
Non-Qualified VII	283,315.707	18.11	5,130,847
Non-Qualified VIII	64,862.817	16.69	1,082,560
Non-Qualified IX	560.819	17.94	10,061
Non-Qualified X	1,286.394	19.47	25,046
Non-Qualified XXIII	2,025.472	10.49	21,247
Non-Qualified XXIV	5,930.901	10.61	62,927
	644,974.700		$10,594,665
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,118,478.283	$7.34 to $292.82	$55,952,492
Contracts in accumulation period:
Non-Qualified 1964	958.659	247.41	237,182
Non-Qualified V	1,354,950.216	23.05	31,231,602
Non-Qualified V (0.75)	2,190,980.878	24.83	54,402,055
Non-Qualified VI	460,124.224	21.74	10,003,101
Non-Qualified VII	1,265,313.891	22.55	28,532,828
Non-Qualified VIII	308,405.887	15.35	4,734,030
Non-Qualified IX	43,100.065	22.27	959,838
Non-Qualified X	486,740.564	23.84	11,603,895
Non-Qualified XI	4,542.112	22.49	102,152
Non-Qualified XII	5,834.971	9.96	58,116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Non-Qualified XIII	1,175,860.833	$9.48	$11,147,161
Non-Qualified XIV	1,156,166.389	9.13	10,555,799
Non-Qualified XV	404,304.769	8.96	3,622,571
Non-Qualified XVI	2,876.895	7.97	22,929
Non-Qualified XVIII	1,872.921	7.61	14,253
Non-Qualified XIX	13,059.845	7.73	100,953
Non-Qualified XX	28,576.178	14.19	405,496
Non-Qualified XXII	7,550.120	10.63	80,258
Non-Qualified XXIII	108,694.190	10.46	1,136,941
Non-Qualified XXIV	34,917.451	10.58	369,427
	10,173,309.341		$225,273,079
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	11,953.000	$10.46	$125,028
Non-Qualified VIII	1,299.055	10.56	13,718
Non-Qualified XIII	95,864.037	10.78	1,033,414
Non-Qualified XIV	17,797.221	10.56	187,939
Non-Qualified XV	1,646.859	10.46	17,226
	128,560.172		$1,377,325
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	197,723.446	$10.24	$2,024,688
Non-Qualified VIII	21,917.084	10.34	226,623
Non-Qualified XIII	366,665.151	10.54	3,864,651
Non-Qualified XIV	597,675.053	10.34	6,179,960
Non-Qualified XV	283,902.150	10.24	2,907,158
	1,467,882.884		$15,203,080
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	104,271.282	$10.22	$1,065,652
Non-Qualified VIII	4,632.522	10.31	47,761
Non-Qualified XIII	184,360.275	10.51	1,937,626
Non-Qualified XIV	275,830.818	10.31	2,843,816
Non-Qualified XV	283,812.048	10.22	2,900,559
	852,906.945		$8,795,414
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	95,672.554	$10.27	$982,557
Non-Qualified VIII	7,309.997	10.38	75,878
Non-Qualified XIII	251,777.058	10.53	2,651,212
Non-Qualified XIV	192,596.114	10.35	1,993,370
Non-Qualified XV	182,909.942	10.26	1,876,656
	730,265.665		$7,579,673

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	17,142.394	$10.37	$177,767
Non-Qualified XIII	227,976.597	10.61	2,418,832
Non-Qualified XIV	190,369.365	10.44	1,987,456
Non-Qualified XV	152,354.071	10.35	1,576,865
Non-Qualified XIX	101.147	10.15	1,027
	587,943.574		$6,161,947
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,712.430	$10.23	$89,128
Non-Qualified VIII	10,567.052	10.33	109,158
Non-Qualified XIII	141,225.353	10.46	1,477,217
Non-Qualified XIV	153,457.325	10.30	1,580,610
Non-Qualified XV	106,099.750	10.22	1,084,339
	420,061.910		$4,340,452
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	15,203.500	$10.47	$159,181
Non-Qualified VIII	573.467	10.56	6,056
Non-Qualified XIII	179,122.147	10.72	1,920,189
Non-Qualified XIV	178,988.997	10.56	1,890,124
Non-Qualified XV	73,722.797	10.47	771,878
Non-Qualified XVI	17,789.150	10.45	185,897
Non-Qualified XIX	1,097.470	10.29	11,293
	466,497.528		$4,944,618
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	37,695.322	$10.54	$397,309
Non-Qualified VIII	767.224	10.61	8,140
Non-Qualified XIII	489,771.890	10.77	5,274,843
Non-Qualified XIV	346,107.434	10.61	3,672,200
Non-Qualified XV	304,565.199	10.54	3,210,117
Non-Qualified XVI	5,930.622	10.51	62,331
Non-Qualified XVIII	9,519.502	10.28	97,860
Non-Qualified XIX	6,250.942	10.36	64,760
	1,200,608.135		$12,787,560
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	31,563.117	$10.47	$330,466
Non-Qualified VIII	1,307.523	10.54	13,781
Non-Qualified XIII	522,163.139	10.69	5,581,924
Non-Qualified XIV	379,816.280	10.54	4,003,264
Non-Qualified XV	259,888.262	10.47	2,721,030
Non-Qualified XVI	5,267.190	10.45	55,042
	1,200,005.511		$12,705,507

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	24,197.642	$10.55	$255,285
Non-Qualified VIII	4,287.687	10.61	45,492
Non-Qualified XIII	448,098.900	10.75	4,817,063
Non-Qualified XIV	323,513.598	10.61	3,432,479
Non-Qualified XV	105,736.987	10.55	1,115,525
Non-Qualified XVI	1,590.004	10.53	16,743
Non-Qualified XVIII	172.996	10.33	1,787
	907,597.814		$9,684,374
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	129,462.217	$5.20	$673,204
Non-Qualified V (0.75)	410,722.208	5.48	2,250,758
Non-Qualified VII	290,468.184	5.11	1,484,292
Non-Qualified VIII	30,069.497	5.19	156,061
Non-Qualified IX	6,867.542	5.06	34,750
Non-Qualified X	404.127	5.29	2,138
Non-Qualified XII	5,858.642	5.45	31,930
Non-Qualified XIII	213,010.879	5.36	1,141,738
Non-Qualified XIV	184,211.044	5.19	956,055
Non-Qualified XV	22,473.548	5.11	114,840
Non-Qualified XVI	1,196.271	5.31	6,352
Non-Qualified XIX	743.850	5.15	3,831
Non-Qualified XX	1,427.040	17.57	25,073
Non-Qualified XXIII	3,467.843	12.27	42,550
	1,300,382.892		$6,923,572
ING Euro STOXX 50 Index Portfolio - Institutional
Class
Contracts in accumulation period:
ING Select Opportunities	3,625.645	$9.42	$34,154

ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,179,742.390	$8.14 to $16.90	$18,623,417
Contracts in accumulation period:
Non-Qualified V	81,760.465	19.23	1,572,254
Non-Qualified V (0.75)	514,030.064	20.66	10,619,861
Non-Qualified VII	418,311.105	18.80	7,864,249
Non-Qualified VIII	150,573.972	18.88	2,842,837
Non-Qualified IX	4,797.605	18.58	89,140
Non-Qualified XII	7,148.433	11.99	85,710
Non-Qualified XIII	1,379,248.381	11.37	15,682,054
Non-Qualified XIV	1,262,707.820	10.95	13,826,651
Non-Qualified XIX	14,180.637	7.97	113,020
Non-Qualified XV	504,734.564	10.75	5,425,897
Non-Qualified XVI	19,808.460	8.22	162,826
Non-Qualified XVIII	981.455	7.84	7,695
Non-Qualified XX	605.426	13.72	8,306
Non-Qualified XXIII	17,488.850	10.34	180,835
Non-Qualified XXIV	15,964.844	10.46	166,992
	5,572,084.471		$77,271,744

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	42,377.771	$22.43	$950,533
Non-Qualified V (0.75)	346,852.232	23.90	8,289,768
Non-Qualified IX	3,539.086	21.73	76,904
Non-Qualified XII	6,636.927	24.80	164,596
Non-Qualified XX	2,311.856	17.73	40,989
Non-Qualified XXIII	11,506.407	10.85	124,845
Non-Qualified XXIV	20,117.027	10.97	220,684
	433,341.306		$9,868,319
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	32,884.115	$15.96	$524,830
Non-Qualified V (0.75)	178,310.956	17.00	3,031,286
Non-Qualified IX	4,258.461	15.46	65,836
Non-Qualified XII	15,779.016	18.23	287,651
Non-Qualified XX	2,402.293	16.92	40,647
Non-Qualified XXIII	6,662.667	11.02	73,423
Non-Qualified XXIV	7,294.845	11.14	81,265
	247,592.353		$4,104,938
ING International Index Portfolio - Class I
Currently payable annuity contracts:	80,078.377	$14.28 to $14.39	$1,143,737
Contracts in accumulation period:
ING Select Opportunities	9,841.348	10.50	103,334
Non-Qualified V	15,784.361	7.96	125,644
Non-Qualified V (0.75)	164,290.878	8.06	1,324,184
Non-Qualified VII	243,403.595	14.85	3,614,543
Non-Qualified VIII	38,259.921	14.89	569,690
Non-Qualified IX	895.686	7.91	7,085
Non-Qualified XII	2,541.102	8.05	20,456
Non-Qualified XIII	95,193.416	14.96	1,424,094
Non-Qualified XIV	84,622.062	14.89	1,260,022
Non-Qualified XV	40,101.357	14.85	595,505
Non-Qualified XVI	126.325	14.83	1,873
Non-Qualified XIX	974.015	14.76	14,376
Non-Qualified XX	3,273.445	8.02	26,253
Non-Qualified XXIII	4,572.265	9.10	41,608
	783,958.153		$10,272,404
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,921.835	$13.52	$53,023

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	29,171.374	$14.18	$413,650
Contracts in accumulation period:
ING Select Opportunities	8,547.240	11.71	100,088
Non-Qualified V	974.309	13.96	13,601
Non-Qualified V (0.75)	5,023.027	14.08	70,724
Non-Qualified VII	945,642.937	13.05	12,340,640
Non-Qualified VIII	123,818.906	13.08	1,619,551
Non-Qualified IX	579.192	13.91	8,057
Non-Qualified XIII	388,904.865	13.14	5,110,210
Non-Qualified XIV	453,732.157	13.08	5,934,817
Non-Qualified XV	163,455.239	13.05	2,133,091
Non-Qualified XVI	2,442.900	13.04	31,855
Non-Qualified XVIII	205.765	12.96	2,667
Non-Qualified XIX	5,534.279	12.99	71,890
Non-Qualified XXIII	64.744	14.09	912
	2,128,096.934		$27,851,753
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	266,976.949	$13.91 to $14.14	$3,769,876
Contracts in accumulation period:
Non-Qualified V	28,844.356	8.97	258,734
Non-Qualified V (0.75)	202,137.386	9.09	1,837,429
Non-Qualified VII	283,647.243	14.26	4,044,810
Non-Qualified VIII	88,656.393	14.30	1,267,786
Non-Qualified IX	673.503	8.91	6,001
Non-Qualified XIII	175,663.717	14.37	2,524,288
Non-Qualified XIV	259,172.977	14.30	3,706,174
Non-Qualified XV	104,357.919	14.26	1,488,144
Non-Qualified XVI	330.862	14.25	4,715
Non-Qualified XVIII	3,534.828	14.14	49,982
Non-Qualified XIX	2,236.979	14.17	31,698
Non-Qualified XXIII	2,086.105	10.14	21,153
	1,418,319.217		$19,010,790
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
ING Select Opportunities	54,505.867	$11.05	$602,290
Non-Qualified XIII	221,902.380	13.86	3,075,567
Non-Qualified XIV	259,241.168	13.79	3,574,936
Non-Qualified XV	82,045.478	13.75	1,128,125
Non-Qualified XVI	2,445.196	13.74	33,597
Non-Qualified XIX	15,106.575	13.67	206,507
	635,246.664		$8,621,022
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified VII	107,203.918	$13.71	$1,469,766
Non-Qualified VIII	5,646.599	13.74	77,584
	112,850.517		$1,547,350

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,618.370	$15.93	$57,641
Non-Qualified V (0.75)	17,356.587	16.06	278,747
Non-Qualified IX	1,742.565	15.87	27,655
Non-Qualified XII	197.769	16.05	3,174
	22,915.291		$367,217
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	9,933.558	$12.80	$127,150
Non-Qualified V	2,850.536	10.12	28,847
Non-Qualified V (0.75)	10,172.003	10.26	104,365
	22,956.097		$260,362
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	8,542.519	$12.74	$108,832
Non-Qualified V	1,112.655	10.85	12,072
Non-Qualified V (0.75)	22,184.955	10.99	243,813
Non-Qualified IX	167.045	10.77	1,799
Non-Qualified XII	534.810	10.98	5,872
Non-Qualified XX	38.755	10.93	424
	32,580.739		$372,812
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	162,832.717	$15.04 to $30.93	$4,939,511
Contracts in accumulation period:
Non-Qualified V	15,067.747	30.69	462,429
Non-Qualified V (0.75)	89,437.103	32.87	2,939,798
Non-Qualified VII	272,765.615	30.03	8,191,151
Non-Qualified VIII	71,092.321	30.66	2,179,691
Non-Qualified IX	1,584.806	29.66	47,005
Non-Qualified X	4,066.939	30.69	124,814
Non-Qualified XII	1,308.474	22.61	29,585
Non-Qualified XIII	314,243.113	21.83	6,859,927
Non-Qualified XIV	274,076.806	21.02	5,761,094
Non-Qualified XV	67,587.636	20.62	1,393,657
Non-Qualified XVI	1,910.618	14.94	28,545
Non-Qualified XVIII	78.436	14.26	1,118
Non-Qualified XIX	2,750.570	14.48	39,828
Non-Qualified XX	415.047	19.87	8,247
Non-Qualified XXIII	18,691.726	11.38	212,712
Non-Qualified XXIV	5,868.634	11.51	67,548
	1,303,778.308		$33,286,660

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	32,126.165	$10.54	$338,610
Non-Qualified V	6,786.724	11.16	75,740
Non-Qualified V (0.75)	74,414.093	11.31	841,623
Non-Qualified IX	1,358.822	11.09	15,069
Non-Qualified XII	24.317	11.30	275
Non-Qualified XX	1,871.587	11.25	21,055
Non-Qualified XXIII	1,053.741	11.53	12,150
	117,635.449		$1,304,522
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	26,095.584	$13.20	$344,462
Non-Qualified V (0.75)	92,772.070	13.84	1,283,965
Non-Qualified IX	9,560.490	12.89	123,235
Non-Qualified XII	5,424.297	13.77	74,693
Non-Qualified XX	412.442	14.97	6,174
Non-Qualified XXIII	4,582.738	8.56	39,228
	138,847.621		$1,871,757
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	20,219.576	$16.41	$331,803
Non-Qualified V (0.75)	84,720.627	17.20	1,457,195
Non-Qualified XII	2,867.836	17.12	49,097
Non-Qualified XX	5,725.462	22.49	128,766
Non-Qualified XXIII	2,052.716	12.62	25,905
	115,586.217		$1,992,766
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	108,202.973	$14.85	$1,606,814
Non-Qualified XIV	94,156.359	14.42	1,357,735
Non-Qualified XV	35,874.729	14.21	509,780
Non-Qualified XVI	166.313	14.14	2,352
	238,400.374		$3,476,681
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	11,117.628	$10.57	$117,513
Non-Qualified V (0.75)	59,136.907	11.09	655,828
Non-Qualified XII	5,914.083	11.03	65,232
Non-Qualified XX	435.807	18.54	8,080
Non-Qualified XXII	219.387	13.64	2,992
Non-Qualified XXIII	217.579	11.91	2,591
	77,041.391		$852,236

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	99,557.078	$10.12	$1,007,518
Non-Qualified XIV	102,961.012	9.83	1,012,107
Non-Qualified XV	44,284.221	9.68	428,671
Non-Qualified XVI	1,735.762	9.63	16,715
	248,538.073		$2,465,011
Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	4,398.205	$9.90 to $11.09	$45,528
Contracts in accumulation period:
Non-Qualified V	7,335.849	8.92	65,436
Non-Qualified V (0.75)	56,602.487	9.46	535,460
Non-Qualified IX	170.760	8.66	1,479
Non-Qualified XII	10.024	9.40	94
Non-Qualified XXIII	115.297	9.48	1,093
	68,632.622		$649,090
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	14,700.586	$12.76 to $13.39	$196,523
Contracts in accumulation period:
Non-Qualified V	51,693.112	10.05	519,516
Non-Qualified V (0.75)	70,510.371	10.66	751,641
Non-Qualified IX	1,933.910	9.76	18,875
Non-Qualified XII	15.208	10.60	161
Non-Qualified XX	3,122.667	15.78	49,276
Non-Qualified XXIII	1,393.108	10.41	14,502
Non-Qualified XXIV	418.502	10.53	4,407
	143,787.464		$1,554,901
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	374.992	$38.24	$14,340

Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.382	$33.10	$79
Non-Qualified IX	66.994	29.69	1,989
	69.376		$2,068
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.416	$30.14	$3,117

Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified IX	98.224	$20.25	$1,989

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.341	$24.92	$1,379

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	48,248.958	$13.71	$661,493
Non-Qualified V (0.75)	98,966.646	14.37	1,422,151
Non-Qualified IX	10,963.520	13.39	146,802
Non-Qualified XX	2,470.729	16.65	41,138
Non-Qualified XXIII	9,760.874	11.30	110,298
Non-Qualified XXIV	14,713.143	11.43	168,171
	185,123.870		$2,550,053
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,543.587	$24.77	$63,005

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	27,189.979	$9.81 to $11.64	$286,059

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,126.681	$13.17	$41,178
Non-Qualified V (0.75)	51,040.118	13.55	691,594
Non-Qualified IX	3,594.552	12.98	46,657
Non-Qualified XII	351.332	13.51	4,746
Non-Qualified XX	5,390.412	13.40	72,232
Non-Qualified XXIII	1,261.677	11.45	14,446
	64,764.772		$870,853
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts	4,830.860	$9.06 to $11.44	$54,868

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	62,386.620	$13.54	$844,715
Non-Qualified V (0.75)	434,117.831	14.00	6,077,650
Non-Qualified IX	2,915.843	13.31	38,810
Non-Qualified XX	422.005	13.81	5,828
Non-Qualified XXIII	7,689.297	11.32	87,043
	507,531.596		$7,054,046

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	36,147.174	$10.37	$374,846
Non-Qualified V (0.75)	347,364.278	10.56	3,668,167
Non-Qualified IX	151.203	10.28	1,554
Non-Qualified XII	18,877.820	10.54	198,972
Non-Qualified XX	5,940.125	10.49	62,312
Non-Qualified XXIII	5,641.000	10.10	56,974
	414,121.600		$4,362,825
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,779.018	$14.15	$138,373
Non-Qualified V (0.75)	21,636.072	14.63	316,536
Non-Qualified IX	2,839.759	13.91	39,501
Non-Qualified XXIII	621.432	12.54	7,793
	34,876.281		$502,203
Wanger International
Contracts in accumulation period:
Non-Qualified V	22,975.795	$10.27	$235,961
Non-Qualified V (0.75)	147,941.124	10.46	1,547,464
Non-Qualified IX	2,301.428	10.18	23,429
Non-Qualified XII	7,569.702	10.44	79,028
Non-Qualified XX	7,590.482	10.39	78,865
Non-Qualified XXIII	2,193.403	11.61	25,465
	190,571.934		$1,990,212
Wanger Select
Contracts in accumulation period:
Non-Qualified V	25,406.196	$16.40	$416,662
Non-Qualified V (0.75)	178,654.732	16.96	3,029,984
Non-Qualified IX	1,005.068	16.13	16,212
Non-Qualified XX	1,135.889	16.74	19,015
Non-Qualified XXIII	2,118.433	11.89	25,188
	208,320.318		$3,507,061
Wanger USA
Contracts in accumulation period:
Non-Qualified V	4,948.094	$14.37	$71,104
Non-Qualified V (0.75)	47,483.750	14.86	705,609
Non-Qualified IX	983.955	14.13	13,903
Non-Qualified XX	159.159	14.66	2,333
Non-Qualified XXIII	1,208.737	11.58	13,997
	54,783.695		$806,946

ING Select Opportunities

Modified single premium deferred variable annuity contracts issued since April 2010 and having mortality and expense charge of 0.75%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.

Non-Qualified XXIV

Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® International
Fund - Class 2
2010	-		$13.95		$4	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Calvert VP SRI Balanced Portfolio
2010	59	$10.37	to	$24.75	$962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
2009	77	$9.31	to	$22.24	$1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
Federated Capital Appreciation Fund II - Primary
Shares
2010	557	$10.79	to	$11.70	$6,511	(e)	1.25%	to	1.40%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Capital Income Fund II
2010	192	$18.59	to	$19.03	$3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
2009	91	$14.18	to	$17.19	$1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Fund for U.S. Government Securities II
2010	67		$18.95		$1,260	4.66%		1.40%		3.72%
2009	88		$18.27		$1,615	5.04%		1.40%		3.69%
2008	109		$17.62		$1,916	5.00%		1.40%		2.86%
2007	124		$17.13		$2,125	4.43%		1.40%		4.77%
2006	146		$16.35		$2,385	4.88%		1.40%		2.70%
Federated High Income Bond Fund II - Primary Shares
2010	166	$24.83	to	$25.41	$4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
2009	197	$21.95	to	$22.43	$4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
Federated Kaufmann Fund II - Primary Shares
2010	175		$12.21		$2,136	(e)		1.40%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Prime Money Fund II
2010	147	$9.90	to	$13.34	$1,959	-	1.25%	to	1.40%	-1.40%
2009	111		$13.53		$1,502	0.49%		1.40%		-0.95%
2008	128		$13.66		$1,747	2.68%		1.40%		1.11%
2007	142		$13.51		$1,915	4.73%		1.40%		3.45%
2006	161		$13.06		$2,102	4.36%		1.40%		3.08%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2010	522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
Fidelity® VIP High Income Portfolio - Initial Class
2010	14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
Fidelity® VIP Overseas Portfolio - Initial Class
2010	264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	947	$20.26	to	$23.89	$22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
2009	1,111	$17.84	to	$21.07	$22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2010	42		$20.43		$868	3.48%		1.40%		6.30%
2009	48		$19.22		$914	8.83%		1.40%		14.13%
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%		2.91%
2006	71		$17.16		$1,210	4.63%		1.40%		2.88%
Franklin Small Cap Value Securities Fund - Class 2
2010	179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
ING Balanced Portfolio - Class I
2010	3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
ING Intermediate Bond Portfolio - Class I
2010	5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
ING American Funds Growth Portfolio
2010	988	$12.20	to	$12.93	$12,525	0.10%	0.95%	to	1.75%	16.08%	to	16.97%
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth-Income Portfolio
2010	926	$10.51	to	$11.13	$10,115	0.87%	0.95%	to	1.75%	8.91%	to	14.04%
2009	1,262	$9.58	to	$10.06	$12,494	2.25%	0.95%	to	1.90%	28.07%	to	29.31%
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
ING American Funds International Portfolio
2010	910	$14.23	to	$15.04	$13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
ING Artio Foreign Portfolio - Service Class
2010	409	$8.36	to	$14.08	$4,771	-	0.70%	to	1.75%	4.94%	to	6.09%
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to	19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
2010	28		$10.61		$297	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	2,809	$8.33	to	$10.58	$24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(b)	0.75%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2010	158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%
2008	162	$6.69	to	$6.71	$1,087	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Global Real Estate Portfolio - Service
Class
2010	104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to	-41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to	-8.19%
2006	148	$13.58	to	$13.67	$2,017	(a)	0.95%	to	1.90%		(a)
ING Clarion Real Estate Portfolio - Service Class
2010	220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to	-38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to	-18.40%
2006	88	$11.88	to	$12.34	$1,079	(a)	0.75%	to	1.50%		(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2010	1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(a)	0.95%	to	1.90%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to	11.13%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service Class
2010	381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%
2006	395	$10.89	to	$10.96	$4,316	(a)	0.95%	to	1.90%		(a)
ING Franklin Mutual Shares Portfolio - Service Class
2010	181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(b)	0.95%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Resources Portfolio - Service Class
2010	644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
2006	162	$9.89	to	$9.96	$1,610	(a)	0.95%	to	1.90%		(a)
ING Janus Contrarian Portfolio - Service Class
2010	164	$8.03	to	$9.36	$1,340	-	0.70%	to	1.50%	12.31%	to	13.12%
2009	186	$7.15	to	$7.24	$1,347	0.94%	0.75%	to	1.50%	34.71%	to	35.33%
2008	26	$5.33	to	$5.35	$139	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to	34.55%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to	34.80%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2010	148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to	15.82%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	23	$11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
ING Large Cap Growth Portfolio - Institutional Class
2010	625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to	4.93%
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	278	$9.42	to	$10.55	$2,705	0.71%	0.70%	to	1.50%	15.72%	to	16.75%
2009	382	$8.14	to	$9.04	$3,183	0.83%	0.70%	to	1.50%	17.29%	to	18.17%
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(a)	0.75%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	46	$9.37	to	$9.57	$432	0.43%	0.95%	to	1.40%	15.39%	to	16.00%
2009	61	$8.10	to	$8.25	$500	0.63%	0.95%	to	1.45%	17.05%	to	17.69%
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(a)	0.95%	to	1.90%		(a)
ING Marsico Growth Portfolio - Service Class
2010	133	$10.04	to	$12.16	$1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
ING Marsico International Opportunities Portfolio -
Service Class
2010	382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
ING MFS Total Return Portfolio - Institutional Class
2010	3,512	$11.18	to	$11.82	$40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
ING MFS Total Return Portfolio - Service Class
2010	76	$13.85	to	$14.39	$1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2010	146	$10.36	to	$17.28	$2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
ING PIMCO High Yield Portfolio - Service Class
2010	322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to	11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Fund Portfolio - Institutional Class
2010	908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to	23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2010	259	$10.48	to	$10.90	$2,795	1.11%	0.70%	to	1.50%	16.44%	to	17.33%
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to	24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
2006	3		$10.63		$36	(a)		0.75%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	79	$10.21	to	$10.60	$831	0.89%	0.95%	to	1.75%	15.89%	to	16.74%
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to	24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(a)	0.95%	to	1.75%		(a)
ING Retirement Growth Portfolio - Adviser Class
2010	536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$5,625	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2010	611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$7,664	(d)	0.95%	to	1.75%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Portfolio - Adviser Class
2010	672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$9,028	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
ING Templeton Global Growth Portfolio - Service
Class
2010	35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(a)	0.95%	to	1.90%		(a)
ING U.S. Stock Index Portfolio - Service Class
2010	5		$11.67		$60	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to	15.16%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	18	$9.78	to	$12.27	$214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to	13.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2010	7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
ING Money Market Portfolio - Class S
2010	32		$9.91		$313	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
ING Baron Small Cap Growth Portfolio - Service
Class
2010	239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
ING Columbia Small Cap Value Portfolio - Service
Class
2010	70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(a)	0.75%	to	1.90%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service
Class
2010	245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	1,600	$5.57	to	$17.24	$20,533	-	0.35%	to	1.90%	21.88%	to	24.04%
2009	1,808	$4.57	to	$13.96	$18,675	-	0.35%	to	1.90%	29.83%	to	31.40%
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
ING Oppenheimer Global Portfolio - Initial Class
2010	6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
2010	3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	9		$13.09		$115	2.69%		1.25%		14.12%
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
2006	-		$10.73		$1	(a)		1.25%			(a)
ING PIMCO Total Return Portfolio - Service Class
2010	997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
ING Pioneer High Yield Portfolio - Initial Class
2010	1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(a)	0.75%	to	1.25%		(a)
ING Solution 2015 Portfolio - Service Class
2010	316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
ING Solution 2025 Portfolio - Service Class
2010	215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2010	296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
ING Solution 2045 Portfolio - Service Class
2010	87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
ING Solution Income Portfolio - Service Class
2010	74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(c)	0.70%	to	1.90%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Thornburg Value Portfolio - Initial Class
2010	1,092	$6.92	to	$32.62	$17,212	1.50%	0.70%	to	1.75%	9.49%	to	10.66%
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	1,174	$7.10	to	$16.53	$15,770	0.88%	0.70%	to	1.75%	11.46%	to	12.69%
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
ING Van Kampen Comstock Portfolio - Service Class
2010	72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio -
Class I
2010	505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
ING Strategic Allocation Growth Portfolio - Class I
2010	506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
ING Strategic Allocation Moderate Portfolio - Class I
2010	645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
ING Growth and Income Portfolio - Class I
2010	10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
ING GET U.S. Core Portfolio - Series 5
2010	129	$10.46	to	$10.78	$1,377	1.75%	1.45%	to	1.90%	0.10%	to	0.56%
2009	139	$10.25	to	$10.72	$1,481	3.54%	1.45%	to	2.25%	-0.58%	to	0.19%
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2010	1,468	$10.24	to	$10.54	$15,203	2.11%	1.45%	to	1.90%	0.10%	to	0.57%
2009	1,792	$10.04	to	$10.48	$18,495	2.06%	1.45%	to	2.25%	-0.59%	to	0.19%
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
ING GET U.S. Core Portfolio - Series 7
2010	853	$10.22	to	$10.51	$8,795	2.15%	1.45%	to	1.90%	0.59%	to	1.06%
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
ING GET U.S. Core Portfolio - Series 8
2010	730	$10.26	to	$10.53	$7,580	2.23%	1.45%	to	1.90%	0.39%	to	0.96%
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
ING GET U.S. Core Portfolio - Series 9
2010	588	$10.15	to	$10.61	$6,162	2.09%	1.45%	to	2.25%	1.40%	to	2.22%
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
ING GET U.S. Core Portfolio - Series 10
2010	420	$10.22	to	$10.46	$4,340	2.63%	1.45%	to	1.90%	2.10%	to	2.55%
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82%	to	-2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2010	466	$10.29	to	$10.72	$4,945	2.57%	1.45%	to	2.25%	2.49%	to	3.28%
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00%	to	-2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
ING GET U.S. Core Portfolio - Series 12
2010	1,201	$10.28	to	$10.77	$12,788	2.80%	1.45%	to	2.40%	3.21%	to	4.26%
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92%	to	-2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 13
2010	1,200	$10.45	to	$10.69	$12,706	2.55%	1.45%	to	1.95%	4.60%	to	5.01%
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26%	to	-3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 14
2010	908	$10.33	to	$10.75	$9,684	3.89%	1.45%	to	2.40%	4.24%	to	5.39%
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(a)	0.95%	to	1.25%		(a)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	1,300	$5.06	to	$17.57	$6,924	-	0.70%	to	1.75%	16.52%	to	17.75%
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000 s)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50 Index Portfolio - Institutional
Class
2010	4		$9.42		$34	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class I
2010	5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
ING Index Plus MidCap Portfolio - Class I
2010	433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
ING Index Plus SmallCap Portfolio - Class I
2010	248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
ING International Index Portfolio - Class I
2010	784	$7.91	to	$14.96	$10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
2009	989	$7.44	to	$14.01	$11,857	-	0.70%	to	1.90%	25.89%	to	26.77%
2008	36	$5.91	to	$5.94	$211	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2010	4		$13.52		$53	2.11%		1.25%			6.29%
2009	3		$12.72		$42	(d)		1.25%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	2,128	$11.71	to	$14.18	$27,852	0.66%	0.70%	to	1.90%	10.67%	to 11.92%
2009	2,458	$11.71	to	$12.73	$28,908	(d)	0.75%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	1,418	$8.91	to	$14.37	$19,011	3.38%	0.70%	to	2.25%	9.70%	to 11.43%
2009	1,651	$8.06	to	$12.93	$20,115	-	0.70%	to	2.25%	22.17%	to 22.71%
2008	96	$6.63	to	$6.65	$641	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2010	635	$11.05	to	$13.86	$8,621	1.52%	0.75%	to	1.75%	9.45%	to 10.35%
2009	812	$12.47	to	$12.56	$10,184	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	113	$13.71	to	$13.74	$1,547	1.41%	1.25%	to	1.40%	9.59%	to 9.74%
2009	125	$12.51	to	$12.52	$1,568	(d)	1.25%	to	1.40%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	23	$15.87	to	$16.06	$367	-	0.75%	to	1.50%	23.98%	to	24.88%
2009	8	$12.80	to	$12.86	$101	(d)	0.75%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class I
2010	23	$10.12	to	$12.80	$260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
2009	19	$8.18	to	$8.25	$159	-	0.75%	to	1.25%	39.12%
2008	5		$5.93		$29	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class I
2010	33	$10.77	to	$12.74	$373	-	0.75%	to	1.50%	24.86%	to	25.46%
2009	14	$8.69	to	$8.76	$123	-	0.75%	to	1.25%	25.68%
2008	5		$6.97		$35	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class I
2010	1,304	$11.38	to	$32.87	$33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
2009	1,495	$9.21	to	$26.63	$30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
ING U.S. Bond Index Portfolio - Class I
2010	118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%
2008	9	$10.19	to	$10.22	$96	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2010	139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
ING MidCap Opportunities Portfolio - Class I
2010	116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
ING MidCap Opportunities Portfolio - Class S
2010	238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
ING SmallCap Opportunities Portfolio - Class I
2010	77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66%	to	31.40%
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44%	to	30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
ING SmallCap Opportunities Portfolio - Class S
2010	249	$9.63	to	$10.12	$2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
2009	264	$7.21	to	$7.74	$2,004	-	0.95%	to	1.75%	28.52%	to	29.43%
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Capital Appreciation Fund - Series I
Shares
2010	69	$8.66	to	$11.09	$649	0.77%	0.70%	to	1.50%	13.80%	to	14.67%
2009	79	$7.61	to	$9.73	$648	0.68%	0.35%	to	1.50%	19.28%	to	20.72%
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
Invesco V.I. Core Equity Fund - Series I Shares
2010	144	$9.76	to	$15.78	$1,555	0.97%	0.35%	to	1.50%	7.85%	to	9.23%
2009	155	$9.05	to	$14.54	$1,552	1.97%	0.35%	to	1.50%	26.40%	to	28.02%
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2010	-		$38.24		$14	-		0.75%		7.60%
2009	-		$35.54		$13	6.90%		0.75%		24.92%
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%		9.70%
2006	1		$31.04		$21	2.16%		0.75%		9.88%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2010	-	$29.69	to	$33.10	$2	-	0.75%	to	1.50%	23.97%	to	24.91%
2009	-	$23.95	to	$26.50	$2	-	0.75%	to	1.50%	42.64%	to	43.79%
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to	-44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2010	-		$30.14		$3	-		0.75%		7.18%
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
2006	1		$22.39		$12	4.88%		0.75%		3.47%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2010	-		$20.25		$2	-		1.50%		12.81%
2009	-		$17.95		$2	-		1.50%		34.36%
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to	-40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%		to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%		to 10.56%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2010	-		$24.92		$1	-		0.75%		15.00%
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%		to 25.05%
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%		to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%		to 11.36%
Oppenheimer Global Securities/VA
2010	3		$24.77		$63	1.60%		0.75%		15.10%
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
Oppenheimer Main Street Fund®/VA
2010	27	$9.81	to	$11.64	$286	1.05%	0.80%	to	1.25%	14.74%		to 15.13%
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%		to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%		to 14.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2010	65	$11.45	to	$13.55	$871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2010	5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
PIMCO Real Return Portfolio - Administrative Class
2010	508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
Pioneer Emerging Markets VCT Portfolio - Class I
2010	414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2010	35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2010	191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Wanger Select
2010	208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
Wanger USA
2010	55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50%	to	22.54%
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12%	to	41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/    Ernst & Young LLP

Atlanta, Georgia

March 31, 2011

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$1,342.3	$1,242.1	$1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$436.9	$353.9	$(1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and $14,758.4 at 2009)	$16,002.2	$14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at 2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$21,491.6	$21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains (losses) on securities ($(635.4) pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary impairment losses recognized in other comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary impairment losses recognized in other comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$2.8	$4,326.0	$304.5	$(1,175.0)	$3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$436.9	$353.9	$(1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,022.2	$2,069.6	$3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$231.0	$243.3	$203.5
Supplemental cash flow information:
Income taxes paid (received), net	$0.6	$13.7	$(44.1)
Interest paid	$-	$4.8	$23.6
Non-cash transfer Loan-Dutch State obligation	$-	$798.9	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                    Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).  ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

▪                             Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

▪       Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

▪       Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

▪       Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪                             A subsidiary or group of assets that is a business or nonprofit activity;

▪                             A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

▪                       An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪                          Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪                             Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪                             Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪                             Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

▪                             Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds.  In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.  The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009.  In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪

Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;

▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption.  The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products.  The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented.  Therefore, this correction is reflected in the fourth quarter of 2010 (the period

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made).  Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income.  This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale.  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.  Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

▪

Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.

▪

Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

▪

Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820.  Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values.  There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪                             Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪                             Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                        Quoted prices for similar assets or liabilities in active markets;

b)                       Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                        Inputs other than quoted market prices that are observable; and

d)                       Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪                          Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain US Treasury securities.  The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets.  The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008.  As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy.  The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values.  The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.  As of December 31, 2010, the overall value of the derivative liability decreased.  This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows.  Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).  In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets.  At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions.  The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities.  The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets.  Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization.  The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products.  One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness.  Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008.  Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.  Such assumptions generally vary by annuity type plan, year of issue, and policy duration.  For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements.  The fair value of the obligation is calculated based on the income approach.  The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder; and
▪	all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2.                                    Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$-	$714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$15,737.5	$1,154.5	$166.0	$59.4	$16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$15,167.1	$810.6	$603.8	$46.7	$15,327.2

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$269.4	$285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$16,487.3	$17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING  announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”).  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

	2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$72.4	30.8%	$12.2	5.2%	$105.5	15.7%	$18.5	2.8%
More than six months and twelve months or less below amortized cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$154.0	65.6%	$80.7	34.4%	$450.3	67.3%	$217.8	32.7%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$76.0	$2.0	$26.3	$104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$84.6	$2.0	$148.1	$234.7
Fair value	$2,912.0	$37.0	801.4	$3,750.4

2009
Interest rate or spread widening	$75.8	$35.3	$78.5	$189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,896.6	$212.6	$2,122.0	$5,231.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$475.6	$7.3	$-	$-	$-	$-	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

2009
U.S. Treasuries	$1,002.2	$38.3	$-	$-	$-	$-	$1,002.2	$38.3
U.S. corporate, state, and municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential mortgage-backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$2,896.6	$124.0	$212.6	$81.9	$2,122.0	$462.2	$5,231.2	$668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 84.4% of the average book value as of December 31, 2010.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
Six months or less below amortized cost	$3,646.9	$184.9	$168.0	$60.7	377	98
More than six months and twelve months or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$482.9	$-	$7.3	$-	3	-
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.  At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0.  The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$147.1	154	$394.5	256	$1,052.5	609
(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$98.7	90	$282.3	120	$816.7	429

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Commercial mortgage-backed	$14.9	2	$-	-
Residential mortgage-backed	18.2	24	10.9	18
Other asset-backed	19.0	15	28.1	13
Total	$52.1	41	$39.0	31

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$46.0	$-
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$59.2	$46.0

(1)   Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$1,182.4	$1,125.7	$1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$1,342.3	$1,242.1	$1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of $(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008, respectively	$38.7	$(15.1)	$(1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0, $(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and $(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$(28.1)	$(245.5)	$(1,267.6)

After-tax net realized capital gains (losses)	$1.5	$(67.4)	$(1,151.9)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Proceeds on sales	$5,312.9	$4,674.6	$8,426.5
Gross gains	213.6	228.5	120.0
Gross losses	27.8	87.4	234.4

3.                                    Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$646.1	$68.3	$-	$714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,299.1	$20,609.0	$572.8	$65,480.9

Liabilities:
Product guarantees	$-	$-	$3.0	$3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)           Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,861.9	$-	$-	$1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$41,190.5	$15,758.5	$1,522.8	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$-	$283.4	$54.3	$337.7

(1)   Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$-	$-		$-	$-	$11.2	$-	$11.2	$-
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1)            This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	December 31, 2009
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
Residential mortgage-backed securities	$1,942.6	$36.9		$149.6	$(408.7)	$-	$(482.5)	$1,237.9	$(7.5)
Other asset-backed securities	225.3	(0.7)		(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities pledged	2,167.9	36.2		137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)		5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8		-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4	(1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1		-	(73.6)	11.1	(25.7)	56.3	0.8

(1)    This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$16,964.4	$16,964.4	$15,375.5	$15,375.5
Fixed maturities, at fair value using the fair value option	453.4	453.4	233.6	233.6
Equity securities, available-for-sale	211.0	211.0	187.9	187.9
Mortgage loans on real estate	1,842.8	1,894.8	1,874.5	1,792.8
Loan-Dutch State obligation	539.4	518.7	674.1	645.5
Policy loans	253.0	253.0	254.7	254.7
Limited partnerships/corporations	463.5	463.5	426.2	426.2
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	1,128.8	1,129.8	1,129.8
Derivatives	234.2	234.2	175.2	175.2
Notes receivable from affiliates	175.0	177.0	175.0	169.6
Assets held in separate accounts	46,489.1	46,489.1	41,369.8	41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2	1,311.5	1,359.0	1,450.4
Without a fixed maturity	16,902.6	16,971.6	16,441.2	17,688.4
Product guarantees	3.0	3.0	6.0	6.0
Fixed Indexed Annuities	5.6	5.6	-	-
Derivatives	280.3	280.3	331.7	331.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$1,844.1	$1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$1,842.8	$1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.  All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$2.0	$-
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$1.3	$2.0

(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$536.4	$569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,270.0	$1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  As of December 31, 2010, there were no commercial loans classified as delinquent.  The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$9.5	$26.8

Unpaid principle balance of impaired loans	$12.0	$34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.  A decrease in variable annuity account values would also result in lower fee income.  A decrease in equity markets may also negatively impact the Company’s investment in equity securities.  The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.  Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio.  Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

	2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting (1)
Interest rate contracts	7.2	$0.6	$-	-	$-	$-
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$234.2	$288.9		$175.2	$337.7

N/A - Not applicable.

(1)           The fair values are reported in Derivatives or Other liabilities on the  Consolidated Balance Sheets.

(2)           The fair values are reported in Future policy benefits and claim reserves on the  Consolidated Balance Sheets.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$(53.4)	$(178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$(27.3)	$(48.2)

(1)           Changes in value are included in Net realized capital losses on the  Consolidated Statements of Operations.

(2)           Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated

Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.                                    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$901.8	$865.5	$728.6
Deferrals of commissions and expenses	142.2	108.2	168.7
Amortization:
Amortization	(77.0)	(39.3)	(112.5)
Interest accrued at 5.5% to 7%	64.6	58.0	50.6
Net amortization included in Consolidated Statements of Operations	(12.4)	18.7	(61.9)
Change in unrealized capital gains/losses on available-for-sale securities	(8.6)	(90.6)	30.1
Balance at December 31	$1,023.0	$901.8	$865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$991.5	$1,832.5	$1,253.2
Deferrals of commissions and expenses	23.6	40.4	33.3
Amortization:
Amortization	(8.7)	(170.5)	(144.2)
Interest accrued at 5.5% to 7%	74.3	72.2	77.2
Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
Change in unrealized capital gains/losses on available-for-sale securities	(364.3)	(783.1)	613.0
Balance at December 31	$716.4	$991.5	$1,832.5

The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                    Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.  During 2008, ILIAC did not receive any cash capital contributions from Lion.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively.  Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.  The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9.  Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.  The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period.  The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting.  This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively.  This adoption had no impact on total liabilities or net income.

6.                                    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.

7.                                    Income Taxes

Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$73.2	$27.5	$(121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$140.8	$49.6	$(108.3)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$577.7	$403.5	$(1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$140.8	$49.6	$(108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$187.1	$140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$(466.9)	$(351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses.  As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$12.8	$22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$23.0	$12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008.  The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010.  It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months.  Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8.                                    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$90.2	$94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$96.8	$90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$(96.8)	$(90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$(66.8)	$(69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$5.1	$5.3	$5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$7.8	$7.6	$5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.                                    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.

▪

Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.

▪

Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.

▪

Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.

▪

Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.

▪

Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10.                            Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”).  Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.  Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008.  At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11.                            Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

	2010	2009
Claims recoverable from reinsurers	$2,356.0	$2,431.0
Payable for reinsurance premiums	-	(0.7)
Reinsured amounts due to reinsurers	0.4	(0.7)
Other	(0.5)	0.3
Total	$2,355.9	$2,429.9

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded under reinsurance	$154.6	$162.4	$174.4
Premiums ceded under reinsurance	0.3	0.3	0.3
Reinsurance recoveries	390.4	339.8	309.0

12.                            Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.  However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties.  At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties.  During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  Some of these investigations and inquiries could result in regulatory action against the Company.  The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability.  It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                            Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital gains (losses):
Fixed maturities	$930.5	$133.4	$(1,315.5)
Equity securities, available-for-sale	24.3	12.8	(7.4)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	-	(0.3)
Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
Accumulated other comprehensive income (loss)	$304.5	$(15.0)	$(482.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$797.1	$1,448.9	$(1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$255.6	$496.8	$(441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the period(1)	$284.8	$513.0	$(1,192.0)
Less: reclassification adjustment for gains and other items included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$255.6	$496.8	$(441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

2009	First	Second	Third	Fourth
Total revenue	$588.9	$261.1	$518.5	$502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$40.3	$97.0	$144.6	$72.0

Form No. SAI.75996-11	ILIAC Ed. April 2011